UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06279

Harris Associates Investment Trust

(Exact name of Registrant as specified in charter)

111 South Wacker Drive, Suite 4600

Chicago, Illinois 60606-4319

(Address of principal executive offices) (Zip code)

Joseph J. Allessie, Esq. Harris Associates L.P. 111 South Wacker Drive, Suite 4600 Chicago, Illinois 60606-4319	Ndenisarya M. Meekins, Esq. K&L Gates LLP 1601 K Street, N.W. Washington, D.C. 20006-1600
(Name and address of agents for service)

Registrant's telephone number, including area code: (312) 646-3600

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Shareholders.

(a)	Following are copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

TABLE OF CONTENTS

Oakmark Fund Investor Class - OAKMX

Oakmark Fund Advisor - OAYMX

Oakmark Fund Institutional - OANMX

Oakmark Fund R6 - OAZMX

Oakmark Select Fund Investor Class - OAKLX

Oakmark Select Fund Advisor - OAYLX

Oakmark Select Fund Institutional - OANLX

Oakmark Select Fund R6 - OAZLX

Oakmark Global Fund Investor Class - OAKGX

Oakmark Global Fund Advisor - OAYGX

Oakmark Global Fund Institutional - OANGX

Oakmark Global Fund R6 - OAZGX

Oakmark Equity and Income Fund Investor Class - OAKBX

Oakmark Equity and Income Fund Advisor - OAYBX

Oakmark Equity and Income Fund Institutional - OANBX

Oakmark Equity and Income Fund R6 - OAZBX

Oakmark International Fund Investor Class - OAKIX

Oakmark International Fund Advisor - OAYIX

Oakmark International Fund Institutional - OANIX

Oakmark International Fund R6 - OAZIX

Oakmark International Small Cap Fund Investor Class - OAKEX

Oakmark International Small Cap Fund Advisor - OAYEX

Oakmark International Small Cap Fund Institutional - OANEX

Oakmark International Small Cap Fund R6 - OAZEX

Oakmark Global Select Fund Investor Class - OAKWX

Oakmark Global Select Fund Advisor - OAYWX

Oakmark Global Select Fund Institutional - OANWX

Oakmark Global Select Fund R6 - OAZWX

Oakmark Bond Fund Investor Class - OAKCX

Oakmark Bond Fund Advisor - OAYCX

Oakmark Bond Fund Institutional - OANCX

Oakmark Bond Fund R6 - OAZCX

OAKMX

Investor Class

Oakmark Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$45	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Fund Investor Class returned 3.20%  for the period ended March 31, 2025, outperforming its benchmark, the S&P 500 Index, which returned -1.97% over the same period.

  At the equity sector level Financials and Consumer Staples performed the strongest, while Health Care and Industrials were the worst performing sectors.

  At the equity holdings level, Wells Fargo led the positive contributors followed by Fiserv and Salesforce. IQVIA Holdings, Celanese and Fortune Brands Innovations were the worst performing equities.

Fund performance as of March 31, 2025

Total return based on $10,000 investment (as of March 31, 2025)

	Investor Class	S&P 500 Index	Russell 1000 Value Index
4/1/2015	$10,000	$10,000	$10,000
6/30/2015	$10,027	$10,028	$10,011
9/30/2015	$9,232	$9,382	$9,170
12/31/2015	$9,660	$10,043	$9,687
3/31/2016	$9,600	$10,178	$9,846
6/30/2016	$9,728	$10,428	$10,297
9/30/2016	$10,558	$10,830	$10,656
12/31/2016	$11,433	$11,244	$11,367
3/31/2017	$11,903	$11,926	$11,739
6/30/2017	$12,358	$12,294	$11,896
9/30/2017	$13,069	$12,845	$12,267
12/31/2017	$13,851	$13,699	$12,920
3/31/2018	$13,729	$13,595	$12,554
6/30/2018	$14,022	$14,062	$12,702
9/30/2018	$14,616	$15,146	$13,426
12/31/2018	$12,087	$13,098	$11,852
3/31/2019	$13,638	$14,886	$13,267
6/30/2019	$14,077	$15,526	$13,777
9/30/2019	$13,787	$15,790	$13,963
12/31/2019	$15,349	$17,222	$14,998
3/31/2020	$10,681	$13,847	$10,989
6/30/2020	$13,138	$16,692	$12,559
9/30/2020	$13,950	$18,182	$13,262
12/31/2020	$17,328	$20,391	$15,417
3/31/2021	$20,018	$21,650	$17,152
6/30/2021	$21,801	$23,501	$18,046
9/30/2021	$22,205	$23,638	$17,905
12/31/2021	$23,255	$26,244	$19,296
3/31/2022	$22,644	$25,038	$19,154
6/30/2022	$18,616	$21,006	$16,815
9/30/2022	$18,267	$19,981	$15,870
12/31/2022	$20,147	$21,491	$17,842
3/31/2023	$21,780	$23,103	$18,021
6/30/2023	$23,662	$25,122	$18,755
9/30/2023	$23,353	$24,300	$18,162
12/31/2023	$26,371	$27,141	$19,887
3/31/2024	$29,081	$30,006	$21,674
6/30/2024	$27,923	$31,291	$21,204
9/30/2024	$29,984	$33,133	$23,204
12/31/2024	$30,595	$33,931	$22,744
3/31/2025	$30,945	$32,482	$23,230

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
Investor Class	6.41%	23.71%	11.96%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 1000 Value Index	7.18%	16.15%	8.79%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$23,659,003,210
# of Portfolio Holdings	55
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$70,890,976

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

American International Group, Inc.	3.3%
Alphabet, Inc., Class A	3.2%
Charles Schwab Corp.	3.1%
Citigroup, Inc.	3.0%
ConocoPhillips	2.8%
General Motors Co.	2.8%
Intercontinental Exchange, Inc.	2.8%
Deere & Co.	2.7%
Phillips 66	2.7%
Willis Towers Watson PLC	2.4%

Sector allocation

Financials	37.1%
Health Care	11.1%
Energy	9.9%
Communication Services	9.5%
Industrials	8.4%
Consumer Staples	6.6%
Consumer Discretionary	6.5%
Materials	2.6%
Real Estate	1.9%
Information Technology	1.2%
Short Term Investments & Other, Net	5.2%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAKMX

Investor Class

Oakmark Fund

Semi-Annual Shareholder Report March 31, 2025

OAKMX-SAR

OAYMX

Advisor Class

Oakmark Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Fund Advisor Class returned 3.30%  for the period ended March 31, 2025, outperforming its benchmark, the S&P 500 Index, which returned -1.97% over the same period.

  At the equity sector level Financials and Consumer Staples performed the strongest, while Health Care and Industrials were the worst performing sectors.

  At the equity holdings level, Wells Fargo led the positive contributors followed by Fiserv and Salesforce. IQVIA Holdings, Celanese and Fortune Brands Innovations were the worst performing equities.

Fund performance as of March 31, 2025

Total return based on $100,000 investment (as of March 31, 2025)

	Advisor Class	S&P 500 Index	Russell 1000 Value Index
11/30/2016	$100,000	$100,000	$100,000
12/31/2016	$101,626	$101,977	$102,500
3/31/2017	$105,844	$108,163	$105,852
6/30/2017	$109,909	$111,503	$107,270
9/30/2017	$116,286	$116,499	$110,617
12/31/2017	$123,276	$124,240	$116,513
3/31/2018	$122,209	$123,297	$113,216
6/30/2018	$124,855	$127,530	$114,552
9/30/2018	$130,190	$137,364	$121,081
12/31/2018	$107,714	$118,793	$106,890
3/31/2019	$121,555	$135,005	$119,642
6/30/2019	$125,485	$140,816	$124,237
9/30/2019	$122,912	$143,207	$125,926
12/31/2019	$136,895	$156,196	$135,257
3/31/2020	$95,278	$125,585	$99,103
6/30/2020	$117,226	$151,384	$113,265
9/30/2020	$124,507	$164,902	$119,596
12/31/2020	$154,710	$184,934	$139,031
3/31/2021	$178,832	$196,354	$154,672
6/30/2021	$194,844	$213,140	$162,730
9/30/2021	$198,572	$214,381	$161,461
12/31/2021	$208,068	$238,021	$174,006
3/31/2022	$202,741	$227,075	$172,719
6/30/2022	$166,758	$190,513	$151,630
9/30/2022	$163,719	$181,211	$143,108
12/31/2022	$180,666	$194,913	$160,882
3/31/2023	$195,384	$209,526	$162,507
6/30/2023	$212,382	$227,843	$169,121
9/30/2023	$209,731	$220,385	$163,777
12/31/2023	$236,932	$246,151	$179,336
3/31/2024	$261,410	$272,134	$195,458
6/30/2024	$251,129	$283,792	$191,216
9/30/2024	$269,778	$300,508	$209,248
12/31/2024	$275,403	$307,750	$205,105
3/31/2025	$278,680	$294,609	$209,494

Average annual total returns (%)

Class	1 Year	5 Years	Since Inception 11/30/2016
Advisor Class	6.61%	23.94%	13.09%
S&P 500 Index	8.25%	18.59%	13.85%
Russell 1000 Value Index	7.18%	16.15%	9.28%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$23,659,003,210
# of Portfolio Holdings	55
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$70,890,976

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

American International Group, Inc.	3.3%
Alphabet, Inc., Class A	3.2%
Charles Schwab Corp.	3.1%
Citigroup, Inc.	3.0%
ConocoPhillips	2.8%
General Motors Co.	2.8%
Intercontinental Exchange, Inc.	2.8%
Deere & Co.	2.7%
Phillips 66	2.7%
Willis Towers Watson PLC	2.4%

Sector allocation

Financials	37.1%
Health Care	11.1%
Energy	9.9%
Communication Services	9.5%
Industrials	8.4%
Consumer Staples	6.6%
Consumer Discretionary	6.5%
Materials	2.6%
Real Estate	1.9%
Information Technology	1.2%
Short Term Investments & Other, Net	5.2%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAYMX

Advisor Class

Oakmark Fund

Semi-Annual Shareholder Report March 31, 2025

OAYMX-SAR

OANMX

Institutional Class

Oakmark Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Fund Institutional Class returned 3.32%  for the period ended March 31, 2025, outperforming its benchmark, the S&P 500 Index, which returned -1.97% over the same period.

  At the equity sector level Financials and Consumer Staples performed the strongest, while Health Care and Industrials were the worst performing sectors.

  At the equity holdings level, Wells Fargo led the positive contributors followed by Fiserv and Salesforce. IQVIA Holdings, Celanese and Fortune Brands Innovations were the worst performing equities.

Fund performance as of March 31, 2025

Total return based on $250,000 investment (as of March 31, 2025)

	Institutional Class	S&P 500 Index	Russell 1000 Value Index
11/30/2016	$250,000	$250,000	$250,000
12/31/2016	$254,029	$254,942	$256,250
3/31/2017	$264,576	$270,407	$264,629
6/30/2017	$274,772	$278,757	$268,175
9/30/2017	$290,715	$291,247	$276,542
12/31/2017	$308,225	$310,599	$291,282
3/31/2018	$305,593	$308,241	$283,039
6/30/2018	$312,245	$318,826	$286,379
9/30/2018	$325,623	$343,410	$302,702
12/31/2018	$269,436	$296,982	$267,226
3/31/2019	$304,132	$337,514	$299,106
6/30/2019	$314,040	$352,040	$310,591
9/30/2019	$307,685	$358,018	$314,815
12/31/2019	$342,699	$390,490	$338,143
3/31/2020	$238,573	$313,962	$247,758
6/30/2020	$293,638	$378,460	$283,162
9/30/2020	$311,865	$412,255	$298,991
12/31/2020	$387,570	$462,336	$347,577
3/31/2021	$448,070	$490,885	$386,679
6/30/2021	$488,259	$532,850	$406,825
9/30/2021	$497,597	$535,951	$403,652
12/31/2021	$521,406	$595,051	$435,016
3/31/2022	$508,056	$567,688	$431,797
6/30/2022	$417,886	$476,284	$379,074
9/30/2022	$410,270	$453,029	$357,770
12/31/2022	$452,799	$487,282	$402,205
3/31/2023	$489,731	$523,814	$406,268
6/30/2023	$532,332	$569,607	$422,803
9/30/2023	$525,734	$550,961	$409,442
12/31/2023	$593,982	$615,377	$448,339
3/31/2024	$655,393	$680,336	$488,645
6/30/2024	$629,663	$709,480	$478,041
9/30/2024	$676,505	$751,269	$523,121
12/31/2024	$690,683	$769,374	$512,763
3/31/2025	$698,947	$736,522	$523,736

Average annual total returns (%)

Class	1 Year	5 Years	Since Inception 11/30/2016
Institutional Class	6.65%	23.98%	13.13%
S&P 500 Index	8.25%	18.59%	13.85%
Russell 1000 Value Index	7.18%	16.15%	9.28%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$23,659,003,210
# of Portfolio Holdings	55
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$70,890,976

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

American International Group, Inc.	3.3%
Alphabet, Inc., Class A	3.2%
Charles Schwab Corp.	3.1%
Citigroup, Inc.	3.0%
ConocoPhillips	2.8%
General Motors Co.	2.8%
Intercontinental Exchange, Inc.	2.8%
Deere & Co.	2.7%
Phillips 66	2.7%
Willis Towers Watson PLC	2.4%

Sector allocation

Financials	37.1%
Health Care	11.1%
Energy	9.9%
Communication Services	9.5%
Industrials	8.4%
Consumer Staples	6.6%
Consumer Discretionary	6.5%
Materials	2.6%
Real Estate	1.9%
Information Technology	1.2%
Short Term Investments & Other, Net	5.2%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OANMX

Institutional Class

Oakmark Fund

Semi-Annual Shareholder Report March 31, 2025

OANMX-SAR

OAZMX

R6 Class

Oakmark Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$31	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Fund R6 Class returned 3.34%  for the period ended March 31, 2025, outperforming its benchmark, the S&P 500 Index, which returned -1.97% over the same period.

  At the equity sector level Financials and Consumer Staples performed the strongest, while Health Care and Industrials were the worst performing sectors.

  At the equity holdings level, Wells Fargo led the positive contributors followed by Fiserv and Salesforce. IQVIA Holdings, Celanese and Fortune Brands Innovations were the worst performing equities.

Fund performance as of March 31, 2025

Total return based on $1,000,000 investment (as of March 31, 2025)

	R6 Class	S&P 500 Index	Russell 1000 Value Index
12/15/2020	$1,000,000	$1,000,000	$1,000,000
12/31/2020	$1,018,774	$1,017,200	$1,009,900
3/31/2021	$1,177,788	$1,080,012	$1,123,514
6/30/2021	$1,283,533	$1,172,340	$1,182,049
9/30/2021	$1,308,188	$1,179,164	$1,172,829
12/31/2021	$1,371,107	$1,309,191	$1,263,958
3/31/2022	$1,336,009	$1,248,988	$1,254,604
6/30/2022	$1,099,072	$1,047,887	$1,101,417
9/30/2022	$1,079,049	$996,723	$1,039,518
12/31/2022	$1,190,946	$1,072,086	$1,168,626
3/31/2023	$1,288,318	$1,152,461	$1,180,429
6/30/2023	$1,400,599	$1,253,210	$1,228,472
9/30/2023	$1,383,361	$1,212,188	$1,189,652
12/31/2023	$1,563,180	$1,353,911	$1,302,669
3/31/2024	$1,724,888	$1,496,829	$1,419,779
6/30/2024	$1,657,303	$1,560,950	$1,388,970
9/30/2024	$1,780,914	$1,652,890	$1,519,950
12/31/2024	$1,818,444	$1,692,725	$1,489,855
3/31/2025	$1,840,437	$1,620,446	$1,521,738

Average annual total returns (%)

Class	1 Year	Since Inception 12/15/2020
R6 Class	6.70%	15.28%
S&P 500 Index	8.25%	11.91%
Russell 1000 Value Index	7.18%	10.28%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$23,659,003,210
# of Portfolio Holdings	55
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$70,890,976

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

American International Group, Inc.	3.3%
Alphabet, Inc., Class A	3.2%
Charles Schwab Corp.	3.1%
Citigroup, Inc.	3.0%
ConocoPhillips	2.8%
General Motors Co.	2.8%
Intercontinental Exchange, Inc.	2.8%
Deere & Co.	2.7%
Phillips 66	2.7%
Willis Towers Watson PLC	2.4%

Sector allocation

Financials	37.1%
Health Care	11.1%
Energy	9.9%
Communication Services	9.5%
Industrials	8.4%
Consumer Staples	6.6%
Consumer Discretionary	6.5%
Materials	2.6%
Real Estate	1.9%
Information Technology	1.2%
Short Term Investments & Other, Net	5.2%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAZMX

R6 Class

Oakmark Fund

Semi-Annual Shareholder Report March 31, 2025

OAZMX-SAR

OAKLX

Investor Class

Oakmark Select Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$51	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Select Fund Investor Class returned 4.79%  for the period ended March 31, 2025, outperforming its benchmark, the S&P 500 Index, which returned -1.97% over the same period.

  At the equity sector level Financials and Industrials contributed the most to returns, while Health Care and Consumer Discretionary were the worst performing sectors.

  At the equity holdings level, Paycom led the positive contributors followed by Charles Schwab and Capital One Financial. IQVIA Holdings, Centene, and Airbnb were the worst performing equities.

Fund performance as of March 31, 2025

Total return based on $10,000 investment (as of March 31, 2025)

	Investor Class	S&P 500 Index	Russell 1000 Value Index
4/1/2015	$10,000	$10,000	$10,000
6/30/2015	$9,988	$10,028	$10,011
9/30/2015	$9,109	$9,382	$9,170
12/31/2015	$9,738	$10,043	$9,687
3/31/2016	$9,196	$10,178	$9,846
6/30/2016	$9,442	$10,428	$10,297
9/30/2016	$10,180	$10,830	$10,656
12/31/2016	$11,229	$11,244	$11,367
3/31/2017	$11,565	$11,926	$11,739
6/30/2017	$11,782	$12,294	$11,896
9/30/2017	$12,481	$12,845	$12,267
12/31/2017	$12,994	$13,699	$12,920
3/31/2018	$12,488	$13,595	$12,554
6/30/2018	$12,436	$14,062	$12,702
9/30/2018	$12,471	$15,146	$13,426
12/31/2018	$9,761	$13,098	$11,852
3/31/2019	$11,076	$14,886	$13,267
6/30/2019	$11,578	$15,526	$13,777
9/30/2019	$11,182	$15,790	$13,963
12/31/2019	$12,464	$17,222	$14,998
3/31/2020	$8,409	$13,847	$10,989
6/30/2020	$10,365	$16,692	$12,559
9/30/2020	$10,908	$18,182	$13,262
12/31/2020	$13,806	$20,391	$15,417
3/31/2021	$16,026	$21,650	$17,152
6/30/2021	$17,301	$23,501	$18,046
9/30/2021	$17,889	$23,638	$17,905
12/31/2021	$18,505	$26,244	$19,296
3/31/2022	$17,382	$25,038	$19,154
6/30/2022	$14,525	$21,006	$16,815
9/30/2022	$13,661	$19,981	$15,870
12/31/2022	$14,298	$21,491	$17,842
3/31/2023	$15,858	$23,103	$18,021
6/30/2023	$17,826	$25,122	$18,755
9/30/2023	$17,840	$24,300	$18,162
12/31/2023	$20,447	$27,141	$19,887
3/31/2024	$21,719	$30,006	$21,674
6/30/2024	$20,374	$31,291	$21,204
9/30/2024	$22,018	$33,133	$23,204
12/31/2024	$23,340	$33,931	$22,744
3/31/2025	$23,072	$32,482	$23,230

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
Investor Class	6.23%	22.37%	8.72%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 1000 Value Index	7.18%	16.15%	8.79%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$6,982,577,468
# of Portfolio Holdings	23
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$25,189,606

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

IQVIA Holdings, Inc.	6.7%
Alphabet, Inc., Class A	6.3%
First Citizens BancShares, Inc., Class A	6.1%
Deere & Co.	5.7%
Phillips 66	5.6%
Keurig Dr. Pepper, Inc.	5.5%
Lithia Motors, Inc.	5.5%
Charles Schwab Corp.	5.5%
Airbnb, Inc., Class A	4.9%
Paycom Software, Inc.	4.9%

Sector allocation

Financials	24.1%
Industrials	14.7%
Energy	12.9%
Communication Services	12.0%
Health Care	10.6%
Consumer Discretionary	10.4%
Consumer Staples	5.5%
Real Estate	4.6%
Short Term Investments & Other, Net	5.2%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAKLX

Investor Class

Oakmark Select Fund

Semi-Annual Shareholder Report March 31, 2025

OAKLX-SAR

OAYLX

Advisor Class

Oakmark Select Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$44	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Select Fund Advisor Class returned 4.86%  for the period ended March 31, 2025, outperforming its benchmark, the S&P 500 Index, which returned -1.97% over the same period.

  At the equity sector level Financials and Industrials contributed the most to returns, while Health Care and Consumer Discretionary were the worst performing sectors.

  At the equity holdings level, Paycom led the positive contributors followed by Charles Schwab and Capital One Financial. IQVIA Holdings, Centene, and Airbnb were the worst performing equities.

Fund performance as of March 31, 2025

Total return based on $100,000 investment (as of March 31, 2025)

	Advisor Class	S&P 500 Index	Russell 1000 Value Index
11/30/2016	$100,000	$100,000	$100,000
12/31/2016	$102,671	$101,977	$102,500
3/31/2017	$105,795	$108,163	$105,852
6/30/2017	$107,799	$111,503	$107,270
9/30/2017	$114,238	$116,499	$110,617
12/31/2017	$118,968	$124,240	$116,513
3/31/2018	$114,385	$123,297	$113,216
6/30/2018	$113,961	$127,530	$114,552
9/30/2018	$114,335	$137,364	$121,081
12/31/2018	$89,544	$118,793	$106,890
3/31/2019	$101,611	$135,005	$119,642
6/30/2019	$106,244	$140,816	$124,237
9/30/2019	$102,632	$143,207	$125,926
12/31/2019	$114,458	$156,196	$135,257
3/31/2020	$77,247	$125,585	$99,103
6/30/2020	$95,245	$151,384	$113,265
9/30/2020	$100,260	$164,902	$119,596
12/31/2020	$126,936	$184,934	$139,031
3/31/2021	$147,360	$196,354	$154,672
6/30/2021	$159,159	$213,140	$162,730
9/30/2021	$164,609	$214,381	$161,461
12/31/2021	$170,348	$238,021	$174,006
3/31/2022	$160,066	$227,075	$172,719
6/30/2022	$133,791	$190,513	$151,630
9/30/2022	$125,848	$181,211	$143,108
12/31/2022	$131,767	$194,913	$160,882
3/31/2023	$146,206	$209,526	$162,507
6/30/2023	$164,408	$227,843	$169,121
9/30/2023	$164,568	$220,385	$163,777
12/31/2023	$188,670	$246,151	$179,336
3/31/2024	$200,460	$272,134	$195,458
6/30/2024	$188,133	$283,792	$191,216
9/30/2024	$203,334	$300,508	$209,248
12/31/2024	$215,640	$307,750	$205,105
3/31/2025	$213,213	$294,609	$209,494

Average annual total returns (%)

Class	1 Year	5 Years	Since Inception 11/30/2016
Advisor Class	6.36%	22.51%	9.51%
S&P 500 Index	8.25%	18.59%	13.85%
Russell 1000 Value Index	7.18%	16.15%	9.28%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$6,982,577,468
# of Portfolio Holdings	23
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$25,189,606

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

IQVIA Holdings, Inc.	6.7%
Alphabet, Inc., Class A	6.3%
First Citizens BancShares, Inc., Class A	6.1%
Deere & Co.	5.7%
Phillips 66	5.6%
Keurig Dr. Pepper, Inc.	5.5%
Lithia Motors, Inc.	5.5%
Charles Schwab Corp.	5.5%
Airbnb, Inc., Class A	4.9%
Paycom Software, Inc.	4.9%

Sector allocation

Financials	24.1%
Industrials	14.7%
Energy	12.9%
Communication Services	12.0%
Health Care	10.6%
Consumer Discretionary	10.4%
Consumer Staples	5.5%
Real Estate	4.6%
Short Term Investments & Other, Net	5.2%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAYLX

Advisor Class

Oakmark Select Fund

Semi-Annual Shareholder Report March 31, 2025

OAYLX-SAR

OANLX

Institutional Class

Oakmark Select Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Select Fund Institutional Class returned 4.91%  for the period ended March 31, 2025, outperforming its benchmark, the S&P 500 Index, which returned -1.97% over the same period.

  At the equity sector level Financials and Industrials contributed the most to returns, while Health Care and Consumer Discretionary were the worst performing sectors.

  At the equity holdings level, Paycom led the positive contributors followed by Charles Schwab and Capital One Financial. IQVIA Holdings, Centene, and Airbnb were the worst performing equities.

Fund performance as of March 31, 2025

Total return based on $250,000 investment (as of March 31, 2025)

	Institutional Class	S&P 500 Index	Russell 1000 Value Index
11/30/2016	$250,000	$250,000	$250,000
12/31/2016	$256,678	$254,942	$256,250
3/31/2017	$264,488	$270,407	$264,629
6/30/2017	$269,497	$278,757	$268,175
9/30/2017	$285,655	$291,247	$276,542
12/31/2017	$297,524	$310,599	$291,282
3/31/2018	$286,064	$308,241	$283,039
6/30/2018	$285,005	$318,826	$286,379
9/30/2018	$285,939	$343,410	$302,702
12/31/2018	$223,973	$296,982	$267,226
3/31/2019	$254,220	$337,514	$299,106
6/30/2019	$265,808	$352,040	$310,591
9/30/2019	$256,839	$358,018	$314,815
12/31/2019	$286,402	$390,490	$338,143
3/31/2020	$193,290	$313,962	$247,758
6/30/2020	$238,393	$378,460	$283,162
9/30/2020	$251,006	$412,255	$298,991
12/31/2020	$317,838	$462,336	$347,577
3/31/2021	$369,156	$490,885	$386,679
6/30/2021	$398,821	$532,850	$406,825
9/30/2021	$412,528	$535,951	$403,652
12/31/2021	$426,996	$595,051	$435,016
3/31/2022	$401,307	$567,688	$431,797
6/30/2022	$335,554	$476,284	$379,074
9/30/2022	$315,655	$453,029	$357,770
12/31/2022	$330,620	$487,282	$402,205
3/31/2023	$366,887	$523,814	$406,268
6/30/2023	$412,589	$569,607	$422,803
9/30/2023	$413,191	$550,961	$409,442
12/31/2023	$473,748	$615,377	$448,339
3/31/2024	$503,534	$680,336	$488,645
6/30/2024	$472,670	$709,480	$478,041
9/30/2024	$511,082	$751,269	$523,121
12/31/2024	$542,135	$769,374	$512,763
3/31/2025	$536,175	$736,522	$523,736

Average annual total returns (%)

Class	1 Year	5 Years	Since Inception 11/30/2016
Institutional Class	6.48%	22.64%	9.59%
S&P 500 Index	8.25%	18.59%	13.85%
Russell 1000 Value Index	7.18%	16.15%	9.28%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$6,982,577,468
# of Portfolio Holdings	23
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$25,189,606

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

IQVIA Holdings, Inc.	6.7%
Alphabet, Inc., Class A	6.3%
First Citizens BancShares, Inc., Class A	6.1%
Deere & Co.	5.7%
Phillips 66	5.6%
Keurig Dr. Pepper, Inc.	5.5%
Lithia Motors, Inc.	5.5%
Charles Schwab Corp.	5.5%
Airbnb, Inc., Class A	4.9%
Paycom Software, Inc.	4.9%

Sector allocation

Financials	24.1%
Industrials	14.7%
Energy	12.9%
Communication Services	12.0%
Health Care	10.6%
Consumer Discretionary	10.4%
Consumer Staples	5.5%
Real Estate	4.6%
Short Term Investments & Other, Net	5.2%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OANLX

Institutional Class

Oakmark Select Fund

Semi-Annual Shareholder Report March 31, 2025

OANLX-SAR

OAZLX

R6 Class

Oakmark Select Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$37	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Select Fund R6 Class returned 4.92%  for the period ended March 31, 2025, outperforming its benchmark, the S&P 500 Index, which returned -1.97% over the same period.

  At the equity sector level Financials and Industrials contributed the most to returns, while Health Care and Consumer Discretionary were the worst performing sectors.

  At the equity holdings level, Paycom led the positive contributors followed by Charles Schwab and Capital One Financial. IQVIA Holdings, Centene, and Airbnb were the worst performing equities.

Fund performance as of March 31, 2025

Total return based on $1,000,000 investment (as of March 31, 2025)

	R6 Class	S&P 500 Index	Russell 1000 Value Index
12/15/2020	$1,000,000	$1,000,000	$1,000,000
12/31/2020	$1,008,192	$1,017,200	$1,009,900
3/31/2021	$1,170,972	$1,080,012	$1,123,514
6/30/2021	$1,264,860	$1,172,340	$1,182,049
9/30/2021	$1,308,549	$1,179,164	$1,172,829
12/31/2021	$1,354,479	$1,309,191	$1,263,958
3/31/2022	$1,272,978	$1,248,988	$1,254,604
6/30/2022	$1,064,581	$1,047,887	$1,101,417
9/30/2022	$1,001,871	$996,723	$1,039,518
12/31/2022	$1,049,371	$1,072,086	$1,168,626
3/31/2023	$1,164,717	$1,152,461	$1,180,429
6/30/2023	$1,310,014	$1,253,210	$1,228,472
9/30/2023	$1,311,714	$1,212,188	$1,189,652
12/31/2023	$1,504,477	$1,353,911	$1,302,669
3/31/2024	$1,599,068	$1,496,829	$1,419,779
6/30/2024	$1,501,266	$1,560,950	$1,388,970
9/30/2024	$1,623,251	$1,652,890	$1,519,950
12/31/2024	$1,722,126	$1,692,725	$1,489,855
3/31/2025	$1,703,192	$1,620,446	$1,521,738

Average annual total returns (%)

Class	1 Year	Since Inception 12/15/2020
R6 Class	6.51%	13.21%
S&P 500 Index	8.25%	11.91%
Russell 1000 Value Index	7.18%	10.28%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$6,982,577,468
# of Portfolio Holdings	23
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$25,189,606

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

IQVIA Holdings, Inc.	6.7%
Alphabet, Inc., Class A	6.3%
First Citizens BancShares, Inc., Class A	6.1%
Deere & Co.	5.7%
Phillips 66	5.6%
Keurig Dr. Pepper, Inc.	5.5%
Lithia Motors, Inc.	5.5%
Charles Schwab Corp.	5.5%
Airbnb, Inc., Class A	4.9%
Paycom Software, Inc.	4.9%

Sector allocation

Financials	24.1%
Industrials	14.7%
Energy	12.9%
Communication Services	12.0%
Health Care	10.6%
Consumer Discretionary	10.4%
Consumer Staples	5.5%
Real Estate	4.6%
Short Term Investments & Other, Net	5.2%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAZLX

R6 Class

Oakmark Select Fund

Semi-Annual Shareholder Report March 31, 2025

OAZLX-SAR

OAKGX

Investor Class

Oakmark Global Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$54	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Fund Investor Class returned -1.65%  for the period ended March 31, 2025, outperforming its benchmark, the MSCI World Index (Net), which returned -1.95% over the same period.

   The Fund’s exposure to the United States and United Kingdom contributed most to returns, while exposure to France and Germany detracted most from returns.

   At the equity sector level Financials and Industrials performed the strongest, while Health Care and Consumer Discretionary were the worst performing sectors.

   At the equity holdings level, Capital One Financial (U.S.) led the positive contributors followed by Fiserv (U.S.) and St. James's Place (U.K.). Bayer (Germany), IQVIA Holdings (U.S.) and Capgemini (France) were the worst performing equities.

Fund performance as of March 31, 2025

Total return based on $10,000 investment (as of March 31, 2025)

	Investor Class	MSCI World Index (Net)
4/1/2015	$10,000	$10,000
6/30/2015	$9,913	$10,031
9/30/2015	$8,845	$9,184
12/31/2015	$9,363	$9,689
3/31/2016	$8,683	$9,655
6/30/2016	$8,365	$9,752
9/30/2016	$9,104	$10,227
12/31/2016	$9,799	$10,416
3/31/2017	$10,543	$11,081
6/30/2017	$10,997	$11,527
9/30/2017	$11,985	$12,084
12/31/2017	$12,452	$12,750
3/31/2018	$12,133	$12,586
6/30/2018	$12,095	$12,805
9/30/2018	$12,107	$13,442
12/31/2018	$10,091	$11,639
3/31/2019	$11,361	$13,092
6/30/2019	$11,850	$13,615
9/30/2019	$11,807	$13,688
12/31/2019	$13,078	$14,860
3/31/2020	$8,518	$11,731
6/30/2020	$10,299	$14,002
9/30/2020	$11,012	$15,113
12/31/2020	$14,255	$17,223
3/31/2021	$15,829	$18,070
6/30/2021	$16,855	$19,470
9/30/2021	$16,293	$19,468
12/31/2021	$16,935	$20,980
3/31/2022	$15,998	$19,899
6/30/2022	$13,685	$16,678
9/30/2022	$12,099	$15,646
12/31/2022	$14,082	$17,174
3/31/2023	$15,567	$18,502
6/30/2023	$16,231	$19,765
9/30/2023	$15,351	$19,081
12/31/2023	$16,511	$21,259
3/31/2024	$17,230	$23,147
6/30/2024	$16,712	$23,756
9/30/2024	$17,969	$25,268
12/31/2024	$16,930	$25,228
3/31/2025	$17,672	$24,776

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
Investor Class	2.57%	15.71%	5.86%
MSCI World Index (Net)	7.04%	16.13%	9.50%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,074,447,974
# of Portfolio Holdings	51
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$4,427,989

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

Sysco Corp.	3.7%
CNH Industrial NV	3.4%
American International Group, Inc.	3.2%
Corebridge Financial, Inc.	3.0%
IQVIA Holdings, Inc.	2.9%
Willis Towers Watson PLC	2.9%
Mercedes-Benz Group AG	2.8%
Julius Baer Group Ltd.	2.8%
Bayer AG	2.8%
DSV AS	2.7%

Geographic allocation

United States	55.0%
Germany	9.8%
United Kingdom	8.2%
Switzerland	6.3%
France	6.0%
Netherlands	3.9%
Ireland	3.2%
Denmark	2.7%
China	1.7%
South Korea	1.5%
Other	1.3%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Sector allocation

Financials	27.6%
Health Care	16.6%
Consumer Discretionary	14.4%
Industrials	11.2%
Consumer Staples	7.9%
Information Technology	6.3%
Communication Services	5.8%
Materials	4.1%
Energy	2.6%
Short Term Investments & Other, Net	3.5%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAKGX

Investor Class

Oakmark Global Fund

Semi-Annual Shareholder Report March 31, 2025

OAKGX-SAR

OAYGX

Advisor Class

Oakmark Global Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$46	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Fund Advisor Class returned -1.58%  for the period ended March 31, 2025, outperforming its benchmark, the MSCI World Index (Net), which returned -1.95% over the same period.

   The Fund’s exposure to the United States and United Kingdom contributed most to returns, while exposure to France and Germany detracted most from returns.

   At the equity sector level Financials and Industrials performed the strongest, while Health Care and Consumer Discretionary were the worst performing sectors.

   At the equity holdings level, Capital One Financial (U.S.) led the positive contributors followed by Fiserv (U.S.) and St. James's Place (U.K.). Bayer (Germany), IQVIA Holdings (U.S.) and Capgemini (France) were the worst performing equities.

Fund performance as of March 31, 2025

Total return based on $100,000 investment (as of March 31, 2025)

	Advisor Class	MSCI World Index (Net)
11/30/2016	$100,000	$100,000
12/31/2016	$103,123	$102,393
3/31/2017	$110,985	$108,921
6/30/2017	$115,834	$113,307
9/30/2017	$126,231	$118,789
12/31/2017	$131,217	$125,329
3/31/2018	$127,851	$123,724
6/30/2018	$127,494	$125,869
9/30/2018	$127,613	$132,138
12/31/2018	$106,423	$114,411
3/31/2019	$119,868	$128,689
6/30/2019	$125,028	$133,838
9/30/2019	$124,621	$134,553
12/31/2019	$138,118	$146,069
3/31/2020	$89,946	$115,319
6/30/2020	$108,857	$137,643
9/30/2020	$116,384	$148,557
12/31/2020	$150,746	$169,297
3/31/2021	$167,448	$177,630
6/30/2021	$178,394	$191,385
9/30/2021	$172,544	$191,372
12/31/2021	$179,393	$206,233
3/31/2022	$169,562	$195,606
6/30/2022	$145,087	$163,944
9/30/2022	$128,323	$153,800
12/31/2022	$149,452	$168,819
3/31/2023	$165,332	$181,870
6/30/2023	$172,436	$194,291
9/30/2023	$163,190	$187,565
12/31/2023	$175,599	$208,977
3/31/2024	$183,357	$227,535
6/30/2024	$177,894	$233,523
9/30/2024	$191,389	$248,375
12/31/2024	$180,400	$247,977
3/31/2025	$188,374	$243,539

Average annual total returns (%)

Class	1 Year	5 Years	Since Inception 11/30/2016
Advisor Class	2.74%	15.93%	7.89%
MSCI World Index (Net)	7.04%	16.13%	11.28%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,074,447,974
# of Portfolio Holdings	51
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$4,427,989

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

Sysco Corp.	3.7%
CNH Industrial NV	3.4%
American International Group, Inc.	3.2%
Corebridge Financial, Inc.	3.0%
IQVIA Holdings, Inc.	2.9%
Willis Towers Watson PLC	2.9%
Mercedes-Benz Group AG	2.8%
Julius Baer Group Ltd.	2.8%
Bayer AG	2.8%
DSV AS	2.7%

Geographic allocation

United States	55.0%
Germany	9.8%
United Kingdom	8.2%
Switzerland	6.3%
France	6.0%
Netherlands	3.9%
Ireland	3.2%
Denmark	2.7%
China	1.7%
South Korea	1.5%
Other	1.3%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Sector allocation

Financials	27.6%
Health Care	16.6%
Consumer Discretionary	14.4%
Industrials	11.2%
Consumer Staples	7.9%
Information Technology	6.3%
Communication Services	5.8%
Materials	4.1%
Energy	2.6%
Short Term Investments & Other, Net	3.5%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAYGX

Advisor Class

Oakmark Global Fund

Semi-Annual Shareholder Report March 31, 2025

OAYGX-SAR

OANGX

Institutional Class

Oakmark Global Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$44	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Fund Institutional Class returned -1.57%  for the period ended March 31, 2025, outperforming its benchmark, the MSCI World Index (Net), which returned -1.95% over the same period.

   The Fund’s exposure to the United States and United Kingdom contributed most to returns, while exposure to France and Germany detracted most from returns.

   At the equity sector level Financials and Industrials performed the strongest, while Health Care and Consumer Discretionary were the worst performing sectors.

   At the equity holdings level, Capital One Financial (U.S.) led the positive contributors followed by Fiserv (U.S.) and St. James's Place (U.K.). Bayer (Germany), IQVIA Holdings (U.S.) and Capgemini (France) were the worst performing equities.

Fund performance as of March 31, 2025

Total return based on $250,000 investment (as of March 31, 2025)

	Institutional Class	MSCI World Index (Net)
11/30/2016	$250,000	$250,000
12/31/2016	$257,807	$255,982
3/31/2017	$277,461	$272,303
6/30/2017	$289,677	$283,267
9/30/2017	$315,760	$296,974
12/31/2017	$328,290	$313,323
3/31/2018	$319,968	$309,309
6/30/2018	$319,077	$314,673
9/30/2018	$319,473	$330,346
12/31/2018	$266,456	$286,028
3/31/2019	$300,117	$321,723
6/30/2019	$313,151	$334,594
9/30/2019	$312,131	$336,383
12/31/2019	$345,946	$365,172
3/31/2020	$225,407	$288,297
6/30/2020	$272,774	$344,108
9/30/2020	$291,627	$371,391
12/31/2020	$377,764	$423,243
3/31/2021	$419,738	$444,074
6/30/2021	$447,168	$478,464
9/30/2021	$432,507	$478,430
12/31/2021	$449,774	$515,583
3/31/2022	$425,125	$489,015
6/30/2022	$363,763	$409,861
9/30/2022	$321,730	$384,500
12/31/2022	$374,694	$422,048
3/31/2023	$414,522	$454,676
6/30/2023	$432,470	$485,728
9/30/2023	$409,281	$468,913
12/31/2023	$440,443	$522,442
3/31/2024	$459,908	$568,838
6/30/2024	$446,337	$583,807
9/30/2024	$480,196	$620,937
12/31/2024	$452,665	$619,944
3/31/2025	$472,679	$608,847

Average annual total returns (%)

Class	1 Year	5 Years	Since Inception 11/30/2016
Institutional Class	2.78%	15.96%	7.94%
MSCI World Index (Net)	7.04%	16.13%	11.28%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,074,447,974
# of Portfolio Holdings	51
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$4,427,989

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

Sysco Corp.	3.7%
CNH Industrial NV	3.4%
American International Group, Inc.	3.2%
Corebridge Financial, Inc.	3.0%
IQVIA Holdings, Inc.	2.9%
Willis Towers Watson PLC	2.9%
Mercedes-Benz Group AG	2.8%
Julius Baer Group Ltd.	2.8%
Bayer AG	2.8%
DSV AS	2.7%

Geographic allocation

United States	55.0%
Germany	9.8%
United Kingdom	8.2%
Switzerland	6.3%
France	6.0%
Netherlands	3.9%
Ireland	3.2%
Denmark	2.7%
China	1.7%
South Korea	1.5%
Other	1.3%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Sector allocation

Financials	27.6%
Health Care	16.6%
Consumer Discretionary	14.4%
Industrials	11.2%
Consumer Staples	7.9%
Information Technology	6.3%
Communication Services	5.8%
Materials	4.1%
Energy	2.6%
Short Term Investments & Other, Net	3.5%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OANGX

Institutional Class

Oakmark Global Fund

Semi-Annual Shareholder Report March 31, 2025

OANGX-SAR

OAZGX

R6 Class

Oakmark Global Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Fund R6 Class returned -1.53%  for the period ended March 31, 2025, outperforming its benchmark, the MSCI World Index (Net), which returned -1.95% over the same period.

   The Fund’s exposure to the United States and United Kingdom contributed most to returns, while exposure to France and Germany detracted most from returns.

   At the equity sector level Financials and Industrials performed the strongest, while Health Care and Consumer Discretionary were the worst performing sectors.

   At the equity holdings level, Capital One Financial (U.S.) led the positive contributors followed by Fiserv (U.S.) and St. James's Place (U.K.). Bayer (Germany), IQVIA Holdings (U.S.) and Capgemini (France) were the worst performing equities.

Fund performance as of March 31, 2025

Total return based on $1,000,000 investment (as of March 31, 2025)

	R6 Class	MSCI World Index (Net)
12/15/2020	$1,000,000	$1,000,000
12/31/2020	$1,018,164	$1,018,000
3/31/2021	$1,130,975	$1,068,102
6/30/2021	$1,205,226	$1,150,818
9/30/2021	$1,165,711	$1,150,736
12/31/2021	$1,212,122	$1,240,100
3/31/2022	$1,145,676	$1,176,197
6/30/2022	$980,609	$985,812
9/30/2022	$867,650	$924,814
12/31/2022	$1,010,348	$1,015,126
3/31/2023	$1,117,742	$1,093,603
6/30/2023	$1,166,140	$1,168,290
9/30/2023	$1,103,258	$1,127,846
12/31/2023	$1,187,279	$1,256,595
3/31/2024	$1,240,154	$1,368,189
6/30/2024	$1,203,179	$1,404,193
9/30/2024	$1,294,878	$1,493,500
12/31/2024	$1,220,637	$1,491,110
3/31/2025	$1,275,013	$1,464,420

Average annual total returns (%)

Class	1 Year	Since Inception 12/15/2020
R6 Class	2.81%	5.83%
MSCI World Index (Net)	7.04%	9.30%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,074,447,974
# of Portfolio Holdings	51
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$4,427,989

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

Sysco Corp.	3.7%
CNH Industrial NV	3.4%
American International Group, Inc.	3.2%
Corebridge Financial, Inc.	3.0%
IQVIA Holdings, Inc.	2.9%
Willis Towers Watson PLC	2.9%
Mercedes-Benz Group AG	2.8%
Julius Baer Group Ltd.	2.8%
Bayer AG	2.8%
DSV AS	2.7%

Geographic allocation

United States	55.0%
Germany	9.8%
United Kingdom	8.2%
Switzerland	6.3%
France	6.0%
Netherlands	3.9%
Ireland	3.2%
Denmark	2.7%
China	1.7%
South Korea	1.5%
Other	1.3%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Sector allocation

Financials	27.6%
Health Care	16.6%
Consumer Discretionary	14.4%
Industrials	11.2%
Consumer Staples	7.9%
Information Technology	6.3%
Communication Services	5.8%
Materials	4.1%
Energy	2.6%
Short Term Investments & Other, Net	3.5%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAZGX

R6 Class

Oakmark Global Fund

Semi-Annual Shareholder Report March 31, 2025

OAZGX-SAR

OAKBX

Investor Class

Oakmark Equity and Income Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Equity and Income Fund Investor Class returned 0.71%  for the period ended March 31, 2025, outperforming its benchmark, the S&P 500 Index, which returned -1.97% over the same period.

   At the equity sector level Financials and Consumer Staples performed the strongest, while Consumer Discretionary and Health Care were the worst performing sectors.

   At the equity holdings level, Fiserv led the positive contributors followed by American Intl Group and Charles Schwab. Glencore (Switzerland), IQVIA Holdings, and Centene were the worst performing equities.

   Fixed income securities contributed to absolute returns during the period.

Fund performance as of March 31, 2025

Total return based on $10,000 investment (as of March 31, 2025)

	Investor Class	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
4/1/2015	$10,000	$10,000	$10,000	$10,000
6/30/2015	$10,006	$10,028	$9,832	$9,949
9/30/2015	$9,311	$9,382	$9,953	$9,613
12/31/2015	$9,455	$10,043	$9,896	$9,998
3/31/2016	$9,527	$10,178	$10,196	$10,209
6/30/2016	$9,488	$10,428	$10,422	$10,451
9/30/2016	$9,994	$10,830	$10,470	$10,711
12/31/2016	$10,491	$11,244	$10,158	$10,829
3/31/2017	$10,926	$11,926	$10,241	$11,257
6/30/2017	$11,112	$12,294	$10,389	$11,530
9/30/2017	$11,523	$12,845	$10,477	$11,879
12/31/2017	$12,009	$13,699	$10,518	$12,368
3/31/2018	$11,815	$13,595	$10,364	$12,248
6/30/2018	$11,841	$14,062	$10,348	$12,492
9/30/2018	$12,132	$15,146	$10,350	$13,065
12/31/2018	$11,009	$13,098	$10,519	$12,077
3/31/2019	$11,975	$14,886	$10,829	$13,202
6/30/2019	$12,389	$15,526	$11,162	$13,724
9/30/2019	$12,409	$15,790	$11,415	$13,993
12/31/2019	$13,134	$17,222	$11,436	$14,756
3/31/2020	$10,241	$13,847	$11,796	$13,150
6/30/2020	$11,739	$16,692	$12,138	$14,901
9/30/2020	$12,298	$18,182	$12,213	$15,742
12/31/2020	$14,274	$20,391	$12,294	$16,929
3/31/2021	$15,737	$21,650	$11,880	$17,320
6/30/2021	$16,683	$23,501	$12,097	$18,331
9/30/2021	$16,749	$23,638	$12,103	$18,405
12/31/2021	$17,350	$26,244	$12,105	$19,614
3/31/2022	$16,703	$25,038	$11,386	$18,619
6/30/2022	$14,688	$21,006	$10,852	$16,454
9/30/2022	$14,096	$19,981	$10,336	$15,672
12/31/2022	$15,109	$21,491	$10,530	$16,518
3/31/2023	$15,602	$23,103	$10,842	$17,455
6/30/2023	$16,433	$25,122	$10,750	$18,303
9/30/2023	$16,125	$24,300	$10,403	$17,711
12/31/2023	$17,729	$27,141	$11,112	$19,436
3/31/2024	$18,601	$30,006	$11,026	$20,591
6/30/2024	$18,193	$31,291	$11,033	$21,126
9/30/2024	$19,314	$33,133	$11,606	$22,312
12/31/2024	$19,276	$33,931	$11,251	$22,360
3/31/2025	$19,452	$32,482	$11,564	$22,036

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
Investor Class	4.58%	13.69%	6.88%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40%)	1.46%
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index	7.02%	10.88%	8.22%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$6,200,865,353
# of Portfolio Holdings	238
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$16,998,125

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

American International Group, Inc.	2.6%
Alphabet, Inc., Class A	2.6%
ConocoPhillips	2.2%
Charles Schwab Corp.	2.2%
Deere & Co.	2.1%
U.S. Treasury Notes, 4.250%, due 01/31/30	2.0%
Intercontinental Exchange, Inc.	1.9%
Elevance Health, Inc.	1.8%
Corebridge Financial, Inc.	1.8%
Keurig Dr. Pepper, Inc.	1.6%

Asset allocation

Common Stocks	58.1%
Corporate Bonds	16.2%
Mortgage-Backed Securities	9.9%
Government and Agency Securities	5.2%
Collateralized Mortgage Obligations	4.6%
Bank Loans	2.6%
Asset Backed Securities	2.3%
Short-Term Investments	1.0%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Sector allocation

Financials	43.3%
Consumer Discretionary	11.2%
Industrials	8.0%
Communication Services	7.5%
Health Care	7.1%
Energy	5.8%
U.S. Government	5.2%
Consumer Staples	4.3%
Materials	3.4%
Real Estate	1.5%
Information Technology	1.3%
Utilities	0.3%
Short Term Investments & Other, Net	1.1%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAKBX

Investor Class

Oakmark Equity and Income Fund

Semi-Annual Shareholder Report March 31, 2025

OAKBX-SAR

OAYBX

Advisor Class

Oakmark Equity and Income Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Equity and Income Fund Advisor Class returned 0.83%  for the period ended March 31, 2025, outperforming its benchmark, the S&P 500 Index, which returned -1.97% over the same period.

   At the equity sector level Financials and Consumer Staples performed the strongest, while Consumer Discretionary and Health Care were the worst performing sectors.

   At the equity holdings level, Fiserv led the positive contributors followed by American Intl Group and Charles Schwab. Glencore (Switzerland), IQVIA Holdings, and Centene were the worst performing equities.

   Fixed income securities contributed to absolute returns during the period.

Fund performance as of March 31, 2025

Total return based on $100,000 investment (as of March 31, 2025)

	Advisor Class	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
11/30/2016	$100,000	$100,000	$100,000	$100,000
12/31/2016	$101,535	$101,977	$100,140	$101,240
3/31/2017	$105,772	$108,163	$100,961	$105,239
6/30/2017	$107,608	$111,503	$102,425	$107,796
9/30/2017	$111,645	$116,499	$103,296	$111,052
12/31/2017	$116,396	$124,240	$103,699	$115,627
3/31/2018	$114,552	$123,297	$102,185	$114,505
6/30/2018	$114,878	$127,530	$102,021	$116,784
9/30/2018	$117,698	$137,364	$102,041	$122,145
12/31/2018	$106,853	$118,793	$103,715	$112,910
3/31/2019	$116,318	$135,005	$106,764	$123,422
6/30/2019	$120,334	$140,816	$110,052	$128,310
9/30/2019	$120,533	$143,207	$112,551	$130,825
12/31/2019	$127,614	$156,196	$112,753	$137,968
3/31/2020	$99,570	$125,585	$116,305	$122,957
6/30/2020	$114,135	$151,384	$119,678	$139,335
9/30/2020	$119,614	$164,902	$120,420	$147,193
12/31/2020	$138,899	$184,934	$121,227	$158,292
3/31/2021	$153,193	$196,354	$117,141	$161,948
6/30/2021	$162,540	$213,140	$119,285	$171,406
9/30/2021	$163,266	$214,381	$119,345	$172,092
12/31/2021	$169,175	$238,021	$119,357	$183,398
3/31/2022	$162,949	$227,075	$112,279	$174,100
6/30/2022	$143,433	$190,513	$107,013	$153,852
9/30/2022	$137,701	$181,211	$101,930	$146,544
12/31/2022	$147,688	$194,913	$103,836	$154,443
3/31/2023	$152,612	$209,526	$106,909	$163,200
6/30/2023	$160,854	$227,843	$106,011	$171,131
9/30/2023	$157,939	$220,385	$102,587	$165,586
12/31/2023	$173,742	$246,151	$109,584	$181,715
3/31/2024	$182,446	$272,134	$108,729	$192,508
6/30/2024	$178,549	$283,792	$108,805	$197,514
9/30/2024	$189,622	$300,508	$114,463	$208,594
12/31/2024	$189,358	$307,750	$110,960	$209,032
3/31/2025	$191,202	$294,609	$114,045	$206,001

Average annual total returns (%)

Class	1 Year	5 Years	Since Inception 11/30/2016
Advisor Class	4.80%	13.94%	8.09%
S&P 500 Index	8.25%	18.59%	13.85%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40%)	1.58%
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index	7.02%	10.88%	9.06%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$6,200,865,353
# of Portfolio Holdings	238
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$16,998,125

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

American International Group, Inc.	2.6%
Alphabet, Inc., Class A	2.6%
ConocoPhillips	2.2%
Charles Schwab Corp.	2.2%
Deere & Co.	2.1%
U.S. Treasury Notes, 4.250%, due 01/31/30	2.0%
Intercontinental Exchange, Inc.	1.9%
Elevance Health, Inc.	1.8%
Corebridge Financial, Inc.	1.8%
Keurig Dr. Pepper, Inc.	1.6%

Asset allocation

Common Stocks	58.1%
Corporate Bonds	16.2%
Mortgage-Backed Securities	9.9%
Government and Agency Securities	5.2%
Collateralized Mortgage Obligations	4.6%
Bank Loans	2.6%
Asset Backed Securities	2.3%
Short-Term Investments	1.0%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Sector allocation

Financials	43.3%
Consumer Discretionary	11.2%
Industrials	8.0%
Communication Services	7.5%
Health Care	7.1%
Energy	5.8%
U.S. Government	5.2%
Consumer Staples	4.3%
Materials	3.4%
Real Estate	1.5%
Information Technology	1.3%
Utilities	0.3%
Short Term Investments & Other, Net	1.1%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAYBX

Advisor Class

Oakmark Equity and Income Fund

Semi-Annual Shareholder Report March 31, 2025

OAYBX-SAR

OANBX

Institutional Class

Oakmark Equity and Income Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$30	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Equity and Income Fund Institutional Class returned 0.82%  for the period ended March 31, 2025, outperforming its benchmark, the S&P 500 Index, which returned -1.97% over the same period.

   At the equity sector level Financials and Consumer Staples performed the strongest, while Consumer Discretionary and Health Care were the worst performing sectors.

   At the equity holdings level, Fiserv led the positive contributors followed by American Intl Group and Charles Schwab. Glencore (Switzerland), IQVIA Holdings, and Centene were the worst performing equities.

   Fixed income securities contributed to absolute returns during the period.

Fund performance as of March 31, 2025

Total return based on $250,000 investment (as of March 31, 2025)

	Institutional Class	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
11/30/2016	$250,000	$250,000	$250,000	$250,000
12/31/2016	$253,837	$254,942	$250,350	$253,100
3/31/2017	$264,431	$270,407	$252,403	$263,097
6/30/2017	$269,102	$278,757	$256,063	$269,491
9/30/2017	$279,112	$291,247	$258,239	$277,629
12/31/2017	$291,031	$310,599	$259,246	$289,068
3/31/2018	$286,511	$308,241	$255,461	$286,264
6/30/2018	$287,234	$318,826	$255,053	$291,960
9/30/2018	$294,376	$343,410	$255,104	$305,361
12/31/2018	$267,301	$296,982	$259,287	$282,276
3/31/2019	$290,977	$337,514	$266,910	$308,556
6/30/2019	$301,124	$352,040	$275,131	$320,775
9/30/2019	$301,721	$358,018	$281,377	$327,062
12/31/2019	$319,429	$390,490	$281,883	$344,919
3/31/2020	$249,231	$313,962	$290,763	$307,392
6/30/2020	$285,799	$378,460	$299,195	$348,337
9/30/2020	$299,512	$412,255	$301,050	$367,983
12/31/2020	$347,896	$462,336	$303,067	$395,729
3/31/2021	$383,810	$490,885	$292,853	$404,870
6/30/2021	$407,223	$532,850	$298,213	$428,515
9/30/2021	$409,041	$535,951	$298,362	$430,229
12/31/2021	$423,856	$595,051	$298,391	$458,495
3/31/2022	$408,259	$567,688	$280,697	$435,249
6/30/2022	$359,362	$476,284	$267,532	$384,630
9/30/2022	$345,002	$453,029	$254,824	$366,360
12/31/2022	$370,020	$487,282	$259,590	$386,107
3/31/2023	$382,358	$523,814	$267,273	$407,999
6/30/2023	$403,006	$569,607	$265,028	$427,828
9/30/2023	$395,830	$550,961	$256,468	$413,966
12/31/2023	$435,403	$615,377	$273,959	$454,286
3/31/2024	$457,115	$680,336	$271,822	$481,271
6/30/2024	$447,377	$709,480	$272,012	$493,784
9/30/2024	$475,293	$751,269	$286,157	$521,485
12/31/2024	$474,542	$769,374	$277,401	$522,580
3/31/2025	$479,198	$736,522	$285,112	$515,003

Average annual total returns (%)

Class	1 Year	5 Years	Since Inception 11/30/2016
Institutional Class	4.83%	13.97%	8.12%
S&P 500 Index	8.25%	18.59%	13.85%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40%)	1.58%
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index	7.02%	10.88%	9.06%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$6,200,865,353
# of Portfolio Holdings	238
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$16,998,125

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

American International Group, Inc.	2.6%
Alphabet, Inc., Class A	2.6%
ConocoPhillips	2.2%
Charles Schwab Corp.	2.2%
Deere & Co.	2.1%
U.S. Treasury Notes, 4.250%, due 01/31/30	2.0%
Intercontinental Exchange, Inc.	1.9%
Elevance Health, Inc.	1.8%
Corebridge Financial, Inc.	1.8%
Keurig Dr. Pepper, Inc.	1.6%

Asset allocation

Common Stocks	58.1%
Corporate Bonds	16.2%
Mortgage-Backed Securities	9.9%
Government and Agency Securities	5.2%
Collateralized Mortgage Obligations	4.6%
Bank Loans	2.6%
Asset Backed Securities	2.3%
Short-Term Investments	1.0%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Sector allocation

Financials	43.3%
Consumer Discretionary	11.2%
Industrials	8.0%
Communication Services	7.5%
Health Care	7.1%
Energy	5.8%
U.S. Government	5.2%
Consumer Staples	4.3%
Materials	3.4%
Real Estate	1.5%
Information Technology	1.3%
Utilities	0.3%
Short Term Investments & Other, Net	1.1%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OANBX

Institutional Class

Oakmark Equity and Income Fund

Semi-Annual Shareholder Report March 31, 2025

OANBX-SAR

OAZBX

R6 Class

Oakmark Equity and Income Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Equity and Income Fund R6 Class returned 0.87%  for the period ended March 31, 2025, outperforming its benchmark, the S&P 500 Index, which returned -1.97% over the same period.

   At the equity sector level Financials and Consumer Staples performed the strongest, while Consumer Discretionary and Health Care were the worst performing sectors.

   At the equity holdings level, Fiserv led the positive contributors followed by American Intl Group and Charles Schwab. Glencore (Switzerland), IQVIA Holdings, and Centene were the worst performing equities.

   Fixed income securities contributed to absolute returns during the period.

Fund performance as of March 31, 2025

Total return based on $1,000,000 investment (as of March 31, 2025)

	R6 Class	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
12/15/2020	$1,000,000	$1,000,000	$1,000,000	$1,000,000
12/31/2020	$1,012,235	$1,017,200	$1,003,500	$1,011,800
3/31/2021	$1,116,733	$1,080,012	$969,657	$1,035,173
6/30/2021	$1,184,854	$1,172,340	$987,399	$1,095,627
9/30/2021	$1,190,476	$1,179,164	$987,911	$1,100,009
12/31/2021	$1,233,475	$1,309,191	$988,025	$1,172,280
3/31/2022	$1,188,445	$1,248,988	$929,396	$1,112,845
6/30/2022	$1,046,149	$1,047,887	$885,775	$983,421
9/30/2022	$1,004,360	$996,723	$843,679	$936,709
12/31/2022	$1,077,226	$1,072,086	$859,482	$987,197
3/31/2023	$1,113,513	$1,152,461	$884,940	$1,043,171
6/30/2023	$1,173,623	$1,253,210	$877,468	$1,093,870
9/30/2023	$1,152,731	$1,212,188	$849,116	$1,058,428
12/31/2023	$1,267,994	$1,353,911	$907,001	$1,161,519
3/31/2024	$1,331,329	$1,496,829	$899,966	$1,230,513
6/30/2024	$1,303,078	$1,560,950	$900,552	$1,262,507
9/30/2024	$1,384,122	$1,652,890	$947,380	$1,333,333
12/31/2024	$1,382,051	$1,692,725	$918,391	$1,336,133
3/31/2025	$1,396,132	$1,620,446	$943,922	$1,316,759

Average annual total returns (%)

Class	1 Year	Since Inception 12/15/2020
R6 Class	4.87%	8.09%
S&P 500 Index	8.25%	11.91%
Bloomberg U.S. Aggregate Bond Index	4.88%	(1.34%)
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index	7.02%	6.63%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$6,200,865,353
# of Portfolio Holdings	238
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$16,998,125

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

American International Group, Inc.	2.6%
Alphabet, Inc., Class A	2.6%
ConocoPhillips	2.2%
Charles Schwab Corp.	2.2%
Deere & Co.	2.1%
U.S. Treasury Notes, 4.250%, due 01/31/30	2.0%
Intercontinental Exchange, Inc.	1.9%
Elevance Health, Inc.	1.8%
Corebridge Financial, Inc.	1.8%
Keurig Dr. Pepper, Inc.	1.6%

Asset allocation

Common Stocks	58.1%
Corporate Bonds	16.2%
Mortgage-Backed Securities	9.9%
Government and Agency Securities	5.2%
Collateralized Mortgage Obligations	4.6%
Bank Loans	2.6%
Asset Backed Securities	2.3%
Short-Term Investments	1.0%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Sector allocation

Financials	43.3%
Consumer Discretionary	11.2%
Industrials	8.0%
Communication Services	7.5%
Health Care	7.1%
Energy	5.8%
U.S. Government	5.2%
Consumer Staples	4.3%
Materials	3.4%
Real Estate	1.5%
Information Technology	1.3%
Utilities	0.3%
Short Term Investments & Other, Net	1.1%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAZBX

R6 Class

Oakmark Equity and Income Fund

Semi-Annual Shareholder Report March 31, 2025

OAZBX-SAR

OAKIX

Investor Class

Oakmark International Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Fund Investor Class returned -1.28%  for the period ended March 31, 2025, outperforming its benchmark, the MSCI World ex U.S. Index Global (Net), which returned -1.68% over the same period.

   The Fund’s exposure to the United States and China contributed most to returns, while exposure to France and Switzerland detracted most from returns.

   At the equity sector level the Financials and Industrials performed the strongest, while Information Technology and Consumer Discretionary were the worst performing sectors.

   At the equity holdings level, BNP Paribas (France) led the positive contributors followed by thyssenkrupp (Germany) and Alibaba Group (China). Bayer (Germany), Glencore (Switzerland) and Kering (France) were the worst performing equities.

Fund performance as of March 31, 2025

Total return based on $10,000 investment (as of March 31, 2025)

	Investor Class	MSCI World ex U.S. Index Global (Net)	MSCI EAFE Index (Net)
4/1/2015	$10,000	$10,000	$10,000
6/30/2015	$9,887	$10,048	$10,062
9/30/2015	$8,584	$8,986	$9,032
12/31/2015	$9,029	$9,338	$9,457
3/31/2016	$8,763	$9,156	$9,173
6/30/2016	$8,082	$9,060	$9,039
9/30/2016	$9,156	$9,630	$9,620
12/31/2016	$9,744	$9,595	$9,552
3/31/2017	$10,662	$10,248	$10,244
6/30/2017	$11,319	$10,825	$10,871
9/30/2017	$12,349	$11,434	$11,458
12/31/2017	$12,643	$11,917	$11,943
3/31/2018	$12,293	$11,674	$11,760
6/30/2018	$11,674	$11,587	$11,615
9/30/2018	$11,568	$11,739	$11,772
12/31/2018	$9,681	$10,238	$10,296
3/31/2019	$10,557	$11,308	$11,323
6/30/2019	$10,911	$11,737	$11,740
9/30/2019	$10,826	$11,627	$11,614
12/31/2019	$12,025	$12,541	$12,563
3/31/2020	$7,442	$9,624	$9,695
6/30/2020	$9,259	$11,100	$11,138
9/30/2020	$9,596	$11,646	$11,672
12/31/2020	$12,616	$13,492	$13,545
3/31/2021	$13,753	$14,038	$14,016
6/30/2021	$14,343	$14,830	$14,741
9/30/2021	$13,622	$14,732	$14,675
12/31/2021	$13,756	$15,196	$15,070
3/31/2022	$12,561	$14,465	$14,179
6/30/2022	$11,082	$12,345	$12,121
9/30/2022	$9,437	$11,210	$10,987
12/31/2022	$11,603	$13,024	$12,892
3/31/2023	$13,217	$14,068	$13,984
6/30/2023	$13,620	$14,495	$14,397
9/30/2023	$12,682	$13,900	$13,805
12/31/2023	$13,786	$15,360	$15,244
3/31/2024	$13,801	$16,219	$16,125
6/30/2024	$13,210	$16,122	$16,058
9/30/2024	$14,371	$17,372	$17,224
12/31/2024	$13,152	$16,082	$15,826
3/31/2025	$14,188	$17,080	$16,913

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
Investor Class	2.80%	13.78%	3.56%
MSCI World ex U.S. Index Global (Net)	5.30%	12.16%	5.50%
MSCI EAFE Index (Net)	4.88%	11.77%	5.40%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$13,291,734,862
# of Portfolio Holdings	73
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$57,069,370

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

BNP Paribas SA	3.7%
Bayer AG	3.5%
Kering SA	3.1%
CNH Industrial NV	2.9%
Continental AG	2.9%
Fresenius Medical Care AG	2.6%
Edenred SE	2.5%
Glencore PLC	2.4%
Bayerische Motoren Werke AG	2.4%
Prudential PLC	2.4%

Geographic allocation

Germany	24.2%
France	20.2%
United Kingdom	15.2%
Switzerland	6.7%
Netherlands	5.8%
United States	5.4%
South Korea	3.9%
Sweden	3.4%
Japan	2.7%
Denmark	1.6%
Other	9.8%
Other Assets and Liabilities, Net	1.1%
Total	100.0%

Sector allocation

Financials	21.0%
Industrials	20.1%
Consumer Discretionary	19.0%
Health Care	13.6%
Consumer Staples	8.3%
Information Technology	5.6%
Materials	5.4%
Communication Services	3.3%
Real Estate	0.1%
Short Term Investments & Other, Net	3.6%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAKIX

Investor Class

Oakmark International Fund

Semi-Annual Shareholder Report March 31, 2025

OAKIX-SAR

OAYIX

Advisor Class

Oakmark International Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$44	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Fund Advisor Class returned -1.18%  for the period ended March 31, 2025, outperforming its benchmark, the MSCI World ex U.S. Index Global (Net), which returned -1.68% over the same period.

   The Fund’s exposure to the United States and China contributed most to returns, while exposure to France and Switzerland detracted most from returns.

   At the equity sector level the Financials and Industrials performed the strongest, while Information Technology and Consumer Discretionary were the worst performing sectors.

   At the equity holdings level, BNP Paribas (France) led the positive contributors followed by thyssenkrupp (Germany) and Alibaba Group (China). Bayer (Germany), Glencore (Switzerland) and Kering (France) were the worst performing equities.

Fund performance as of March 31, 2025

Total return based on $100,000 investment (as of March 31, 2025)

	Advisor Class	MSCI World ex U.S. Index Global (Net)	MSCI EAFE Index (Net)
11/30/2016	$100,000	$100,000	$100,000
12/31/2016	$103,415	$103,266	$103,420
3/31/2017	$113,206	$110,297	$110,918
6/30/2017	$120,219	$116,507	$117,706
9/30/2017	$131,239	$123,057	$124,062
12/31/2017	$134,365	$128,264	$129,310
3/31/2018	$130,651	$125,649	$127,332
6/30/2018	$124,116	$124,713	$125,753
9/30/2018	$123,035	$126,342	$127,450
12/31/2018	$102,986	$110,191	$111,468
3/31/2019	$112,363	$121,705	$122,593
6/30/2019	$116,143	$126,318	$127,104
9/30/2019	$115,236	$125,143	$125,744
12/31/2019	$128,044	$134,974	$136,017
3/31/2020	$79,263	$103,578	$104,965
6/30/2020	$98,591	$119,469	$120,583
9/30/2020	$102,240	$125,348	$126,371
12/31/2020	$134,457	$145,214	$146,654
3/31/2021	$146,648	$151,084	$151,757
6/30/2021	$153,002	$159,614	$159,603
9/30/2021	$145,408	$158,562	$158,885
12/31/2021	$146,856	$163,546	$163,159
3/31/2022	$134,234	$155,681	$153,516
6/30/2022	$118,417	$132,865	$131,241
9/30/2022	$100,924	$120,648	$118,957
12/31/2022	$124,133	$140,174	$139,584
3/31/2023	$141,433	$151,414	$151,407
6/30/2023	$145,867	$156,003	$155,873
9/30/2023	$135,811	$149,602	$149,467
12/31/2023	$147,746	$165,321	$165,041
3/31/2024	$147,911	$174,566	$174,581
6/30/2024	$141,677	$173,514	$173,848
9/30/2024	$154,201	$186,978	$186,469
12/31/2024	$141,174	$173,086	$171,346
3/31/2025	$152,382	$183,817	$183,101

Average annual total returns (%)

Class	1 Year	5 Years	Since Inception 11/30/2016
Advisor Class	3.02%	13.97%	5.18%
MSCI World ex U.S. Index Global (Net)	5.30%	12.16%	7.58%
MSCI EAFE Index (Net)	4.88%	11.77%	7.53%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$13,291,734,862
# of Portfolio Holdings	73
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$57,069,370

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

BNP Paribas SA	3.7%
Bayer AG	3.5%
Kering SA	3.1%
CNH Industrial NV	2.9%
Continental AG	2.9%
Fresenius Medical Care AG	2.6%
Edenred SE	2.5%
Glencore PLC	2.4%
Bayerische Motoren Werke AG	2.4%
Prudential PLC	2.4%

Geographic allocation

Germany	24.2%
France	20.2%
United Kingdom	15.2%
Switzerland	6.7%
Netherlands	5.8%
United States	5.4%
South Korea	3.9%
Sweden	3.4%
Japan	2.7%
Denmark	1.6%
Other	9.8%
Other Assets and Liabilities, Net	1.1%
Total	100.0%

Sector allocation

Financials	21.0%
Industrials	20.1%
Consumer Discretionary	19.0%
Health Care	13.6%
Consumer Staples	8.3%
Information Technology	5.6%
Materials	5.4%
Communication Services	3.3%
Real Estate	0.1%
Short Term Investments & Other, Net	3.6%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAYIX

Advisor Class

Oakmark International Fund

Semi-Annual Shareholder Report March 31, 2025

OAYIX-SAR

OANIX

Institutional Class

Oakmark International Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Fund Institutional Class returned -1.17%  for the period ended March 31, 2025, outperforming its benchmark, the MSCI World ex U.S. Index Global (Net), which returned -1.68% over the same period.

   The Fund’s exposure to the United States and China contributed most to returns, while exposure to France and Switzerland detracted most from returns.

   At the equity sector level the Financials and Industrials performed the strongest, while Information Technology and Consumer Discretionary were the worst performing sectors.

   At the equity holdings level, BNP Paribas (France) led the positive contributors followed by thyssenkrupp (Germany) and Alibaba Group (China). Bayer (Germany), Glencore (Switzerland) and Kering (France) were the worst performing equities.

Fund performance as of March 31, 2025

Total return based on $250,000 investment (as of March 31, 2025)

	Institutional Class	MSCI World ex U.S. Index Global (Net)	MSCI EAFE Index (Net)
11/30/2016	$250,000	$250,000	$250,000
12/31/2016	$258,538	$258,165	$258,550
3/31/2017	$283,015	$275,742	$277,295
6/30/2017	$300,546	$291,267	$294,265
9/30/2017	$328,097	$307,643	$310,156
12/31/2017	$336,093	$320,659	$323,275
3/31/2018	$326,806	$314,123	$318,329
6/30/2018	$310,583	$311,782	$314,382
9/30/2018	$307,879	$315,854	$318,626
12/31/2018	$257,700	$275,478	$278,670
3/31/2019	$281,150	$304,262	$306,482
6/30/2019	$290,858	$315,796	$317,760
9/30/2019	$288,589	$312,858	$314,360
12/31/2019	$320,644	$337,436	$340,043
3/31/2020	$198,537	$258,946	$262,411
6/30/2020	$247,045	$298,673	$301,458
9/30/2020	$256,309	$313,369	$315,928
12/31/2020	$337,175	$363,035	$366,635
3/31/2021	$367,839	$377,710	$379,394
6/30/2021	$383,753	$399,036	$399,008
9/30/2021	$364,733	$396,405	$397,213
12/31/2021	$368,455	$408,865	$407,898
3/31/2022	$336,787	$389,203	$383,791
6/30/2022	$297,235	$332,163	$328,103
9/30/2022	$253,346	$301,620	$297,392
12/31/2022	$311,535	$350,435	$348,960
3/31/2023	$355,110	$378,535	$378,517
6/30/2023	$366,241	$390,007	$389,684
9/30/2023	$341,128	$374,004	$373,668
12/31/2023	$371,104	$413,303	$412,604
3/31/2024	$371,659	$436,414	$436,452
6/30/2024	$355,994	$433,784	$434,619
9/30/2024	$387,601	$467,445	$466,172
12/31/2024	$354,888	$432,714	$428,366
3/31/2025	$383,074	$459,543	$457,752

Average annual total returns (%)

Class	1 Year	5 Years	Since Inception 11/30/2016
Institutional Class	3.07%	14.05%	5.25%
MSCI World ex U.S. Index Global (Net)	5.30%	12.16%	7.58%
MSCI EAFE Index (Net)	4.88%	11.77%	7.53%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$13,291,734,862
# of Portfolio Holdings	73
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$57,069,370

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

BNP Paribas SA	3.7%
Bayer AG	3.5%
Kering SA	3.1%
CNH Industrial NV	2.9%
Continental AG	2.9%
Fresenius Medical Care AG	2.6%
Edenred SE	2.5%
Glencore PLC	2.4%
Bayerische Motoren Werke AG	2.4%
Prudential PLC	2.4%

Geographic allocation

Germany	24.2%
France	20.2%
United Kingdom	15.2%
Switzerland	6.7%
Netherlands	5.8%
United States	5.4%
South Korea	3.9%
Sweden	3.4%
Japan	2.7%
Denmark	1.6%
Other	9.8%
Other Assets and Liabilities, Net	1.1%
Total	100.0%

Sector allocation

Financials	21.0%
Industrials	20.1%
Consumer Discretionary	19.0%
Health Care	13.6%
Consumer Staples	8.3%
Information Technology	5.6%
Materials	5.4%
Communication Services	3.3%
Real Estate	0.1%
Short Term Investments & Other, Net	3.6%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OANIX

Institutional Class

Oakmark International Fund

Semi-Annual Shareholder Report March 31, 2025

OANIX-SAR

OAZIX

R6 Class

Oakmark International Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Fund R6 Class returned -1.14%  for the period ended March 31, 2025, outperforming its benchmark, the MSCI World ex U.S. Index Global (Net), which returned -1.68% over the same period.

   The Fund’s exposure to the United States and China contributed most to returns, while exposure to France and Switzerland detracted most from returns.

   At the equity sector level the Financials and Industrials performed the strongest, while Information Technology and Consumer Discretionary were the worst performing sectors.

   At the equity holdings level, BNP Paribas (France) led the positive contributors followed by thyssenkrupp (Germany) and Alibaba Group (China). Bayer (Germany), Glencore (Switzerland) and Kering (France) were the worst performing equities.

Fund performance as of March 31, 2025

Total return based on $1,000,000 investment (as of March 31, 2025)

	R6 Class	MSCI World ex U.S. Index Global (Net)	MSCI EAFE Index (Net)
12/15/2020	$1,000,000	$1,000,000	$1,000,000
12/31/2020	$1,008,517	$1,019,200	$1,021,500
3/31/2021	$1,100,658	$1,060,399	$1,057,048
6/30/2021	$1,148,664	$1,120,271	$1,111,698
9/30/2021	$1,091,754	$1,112,884	$1,106,695
12/31/2021	$1,103,122	$1,147,867	$1,136,465
3/31/2022	$1,008,344	$1,092,666	$1,069,300
6/30/2022	$889,970	$932,530	$914,145
9/30/2022	$758,618	$846,782	$828,581
12/31/2022	$933,305	$983,827	$972,256
3/31/2023	$1,063,789	$1,062,717	$1,054,607
6/30/2023	$1,097,528	$1,094,924	$1,085,718
9/30/2023	$1,022,327	$1,049,995	$1,041,095
12/31/2023	$1,112,303	$1,160,326	$1,149,577
3/31/2024	$1,113,964	$1,225,208	$1,216,022
6/30/2024	$1,067,030	$1,217,824	$1,210,915
9/30/2024	$1,162,144	$1,312,327	$1,298,827
12/31/2024	$1,064,429	$1,214,821	$1,193,492
3/31/2025	$1,148,934	$1,290,140	$1,275,366

Average annual total returns (%)

Class	1 Year	Since Inception 12/15/2020
R6 Class	3.14%	3.29%
MSCI World ex U.S. Index Global (Net)	5.30%	6.12%
MSCI EAFE Index (Net)	4.88%	5.84%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$13,291,734,862
# of Portfolio Holdings	73
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$57,069,370

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

BNP Paribas SA	3.7%
Bayer AG	3.5%
Kering SA	3.1%
CNH Industrial NV	2.9%
Continental AG	2.9%
Fresenius Medical Care AG	2.6%
Edenred SE	2.5%
Glencore PLC	2.4%
Bayerische Motoren Werke AG	2.4%
Prudential PLC	2.4%

Geographic allocation

Germany	24.2%
France	20.2%
United Kingdom	15.2%
Switzerland	6.7%
Netherlands	5.8%
United States	5.4%
South Korea	3.9%
Sweden	3.4%
Japan	2.7%
Denmark	1.6%
Other	9.8%
Other Assets and Liabilities, Net	1.1%
Total	100.0%

Sector allocation

Financials	21.0%
Industrials	20.1%
Consumer Discretionary	19.0%
Health Care	13.6%
Consumer Staples	8.3%
Information Technology	5.6%
Materials	5.4%
Communication Services	3.3%
Real Estate	0.1%
Short Term Investments & Other, Net	3.6%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAZIX

R6 Class

Oakmark International Fund

Semi-Annual Shareholder Report March 31, 2025

OAZIX-SAR

OAKEX

Investor Class

Oakmark International Small Cap Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$65	1.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Small Cap Fund Investor Class returned -3.58%  for the period ended March 31, 2025, underperforming its benchmark, the MSCI World ex U.S. Index Global (Net), which returned -1.68% over the same period.

  The Fund’s exposure to the Denmark and South Korea contributed most to returns, while exposure to United Kingdom and Italy detracted most from returns.

  At the equity sector level Financials and Consumer Staples performed the strongest, while Industrials and Consumer Discretionary were the worst performing sectors.

  At the equity holdings level, St. James's Place (U.K.) led the positive contributors followed by Babcock International (U.K.) and ISS (Denmark). Travis Perkins (U.K.), Softwareone Holding (Switzerland) and Dometic Group (Sweden) were the worst performing equities.

Fund performance as of March 31, 2025

Total return based on $10,000 investment (as of March 31, 2025)

	Investor Class	MSCI World ex U.S. Index Global (Net)	MSCI World ex U.S. Small Cap Index (Net)
4/1/2015	$10,000	$10,000	$10,000
6/30/2015	$10,192	$10,048	$10,416
9/30/2015	$9,059	$8,986	$9,580
12/31/2015	$9,226	$9,338	$10,137
3/31/2016	$9,121	$9,156	$10,199
6/30/2016	$8,907	$9,060	$10,068
9/30/2016	$9,662	$9,630	$10,873
12/31/2016	$9,807	$9,595	$10,575
3/31/2017	$10,748	$10,248	$11,380
6/30/2017	$11,722	$10,825	$12,208
9/30/2017	$12,172	$11,434	$13,094
12/31/2017	$12,365	$11,917	$13,857
3/31/2018	$11,946	$11,674	$13,787
6/30/2018	$11,877	$11,587	$13,658
9/30/2018	$11,389	$11,739	$13,542
12/31/2018	$9,430	$10,238	$11,353
3/31/2019	$10,657	$11,308	$12,593
6/30/2019	$11,149	$11,737	$12,815
9/30/2019	$11,058	$11,627	$12,781
12/31/2019	$12,439	$12,541	$14,237
3/31/2020	$7,676	$9,624	$10,196
6/30/2020	$9,572	$11,100	$12,404
9/30/2020	$10,369	$11,646	$13,659
12/31/2020	$13,064	$13,492	$16,057
3/31/2021	$14,571	$14,038	$16,840
6/30/2021	$15,684	$14,830	$17,650
9/30/2021	$15,398	$14,732	$17,777
12/31/2021	$15,561	$15,196	$17,845
3/31/2022	$13,800	$14,465	$16,555
6/30/2022	$11,725	$12,345	$13,586
9/30/2022	$10,413	$11,210	$12,301
12/31/2022	$13,310	$13,024	$14,171
3/31/2023	$14,183	$14,068	$14,878
6/30/2023	$14,728	$14,495	$14,951
9/30/2023	$14,271	$13,900	$14,431
12/31/2023	$15,909	$15,360	$15,961
3/31/2024	$15,990	$16,219	$16,372
6/30/2024	$15,492	$16,122	$16,117
9/30/2024	$17,336	$17,372	$17,801
12/31/2024	$15,443	$16,082	$16,402
3/31/2025	$16,715	$17,080	$16,959

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
Investor Class	4.54%	16.84%	5.27%
MSCI World ex U.S. Index Global (Net)	5.30%	12.16%	5.50%
MSCI World ex U.S. Small Cap Index (Net)	3.58%	10.71%	5.42%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,210,139,169
# of Portfolio Holdings	63
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$6,901,588

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

Atea ASA	3.3%
Azimut Holding SpA	3.2%
ISS AS	3.2%
Duerr AG	3.1%
Julius Baer Group Ltd.	2.9%
BNK Financial Group, Inc.	2.8%
JDE Peet's NV	2.8%
Lanxess AG	2.8%
Wynn Macau Ltd.	2.7%
Nexi SpA	2.4%

Geographic allocation

United Kingdom	13.4%
Germany	11.3%
Italy	10.5%
Sweden	8.3%
Japan	7.3%
Switzerland	6.9%
South Korea	5.1%
Finland	4.7%
Netherlands	3.8%
Mexico	3.5%
Other	24.4%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Sector allocation

Industrials	29.5%
Financials	16.5%
Information Technology	11.9%
Consumer Discretionary	11.2%
Consumer Staples	10.9%
Communication Services	5.2%
Health Care	5.1%
Real Estate	3.8%
Materials	3.4%
Short Term Investments & Other, Net	2.5%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAKEX

Investor Class

Oakmark International Small Cap Fund

Semi-Annual Shareholder Report March 31, 2025

OAKEX-SAR

OAYEX

Advisor Class

Oakmark International Small Cap Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$57	1.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Small Cap Fund Advisor Class returned -3.54%  for the period ended March 31, 2025, underperforming its benchmark, the MSCI World ex U.S. Index Global (Net), which returned -1.68% over the same period.

  The Fund’s exposure to the Denmark and South Korea contributed most to returns, while exposure to United Kingdom and Italy detracted most from returns.

  At the equity sector level Financials and Consumer Staples performed the strongest, while Industrials and Consumer Discretionary were the worst performing sectors.

  At the equity holdings level, St. James's Place (U.K.) led the positive contributors followed by Babcock International (U.K.) and ISS (Denmark). Travis Perkins (U.K.), Softwareone Holding (Switzerland) and Dometic Group (Sweden) were the worst performing equities.

Fund performance as of March 31, 2025

Total return based on $100,000 investment (as of March 31, 2025)

	Advisor Class	MSCI World ex U.S. Index Global (Net)	MSCI World ex U.S. Small Cap Index (Net)
11/30/2016	$100,000	$100,000	$100,000
12/31/2016	$103,178	$103,266	$102,770
3/31/2017	$113,136	$110,297	$110,591
6/30/2017	$123,376	$116,507	$118,642
9/30/2017	$128,107	$123,057	$127,255
12/31/2017	$130,207	$128,264	$134,674
3/31/2018	$125,801	$125,649	$134,001
6/30/2018	$125,140	$124,713	$132,741
9/30/2018	$119,926	$126,342	$131,613
12/31/2018	$99,373	$110,191	$110,344
3/31/2019	$112,283	$121,705	$122,405
6/30/2019	$117,463	$126,318	$124,559
9/30/2019	$116,666	$125,143	$124,223
12/31/2019	$131,226	$134,974	$138,384
3/31/2020	$80,926	$103,578	$99,097
6/30/2020	$100,998	$119,469	$120,561
9/30/2020	$109,475	$125,348	$132,762
12/31/2020	$137,971	$145,214	$156,062
3/31/2021	$153,881	$151,084	$163,678
6/30/2021	$165,712	$159,614	$171,551
9/30/2021	$162,856	$158,562	$172,786
12/31/2021	$164,540	$163,546	$173,460
3/31/2022	$146,009	$155,681	$160,919
6/30/2022	$124,153	$132,865	$132,050
9/30/2022	$110,358	$120,648	$119,558
12/31/2022	$141,017	$140,174	$137,743
3/31/2023	$150,350	$151,414	$144,616
6/30/2023	$156,120	$156,003	$145,325
9/30/2023	$151,368	$149,602	$140,267
12/31/2023	$168,832	$165,321	$155,136
3/31/2024	$169,698	$174,566	$159,138
6/30/2024	$164,503	$173,514	$156,656
9/30/2024	$184,243	$186,978	$173,026
12/31/2024	$164,094	$173,086	$159,426
3/31/2025	$177,715	$183,817	$164,847

Average annual total returns (%)

Class	1 Year	5 Years	Since Inception 11/30/2016
Advisor Class	4.72%	17.04%	7.14%
MSCI World ex U.S. Index Global (Net)	5.30%	12.16%	7.58%
MSCI World ex U.S. Small Cap Index (Net)	3.58%	10.71%	6.18%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,210,139,169
# of Portfolio Holdings	63
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$6,901,588

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

Atea ASA	3.3%
Azimut Holding SpA	3.2%
ISS AS	3.2%
Duerr AG	3.1%
Julius Baer Group Ltd.	2.9%
BNK Financial Group, Inc.	2.8%
JDE Peet's NV	2.8%
Lanxess AG	2.8%
Wynn Macau Ltd.	2.7%
Nexi SpA	2.4%

Geographic allocation

United Kingdom	13.4%
Germany	11.3%
Italy	10.5%
Sweden	8.3%
Japan	7.3%
Switzerland	6.9%
South Korea	5.1%
Finland	4.7%
Netherlands	3.8%
Mexico	3.5%
Other	24.4%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Sector allocation

Industrials	29.5%
Financials	16.5%
Information Technology	11.9%
Consumer Discretionary	11.2%
Consumer Staples	10.9%
Communication Services	5.2%
Health Care	5.1%
Real Estate	3.8%
Materials	3.4%
Short Term Investments & Other, Net	2.5%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAYEX

Advisor Class

Oakmark International Small Cap Fund

Semi-Annual Shareholder Report March 31, 2025

OAYEX-SAR

OANEX

Institutional Class

Oakmark International Small Cap Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Small Cap Fund Institutional Class returned -3.51%  for the period ended March 31, 2025, underperforming its benchmark, the MSCI World ex U.S. Index Global (Net), which returned -1.68% over the same period.

  The Fund’s exposure to the Denmark and South Korea contributed most to returns, while exposure to United Kingdom and Italy detracted most from returns.

  At the equity sector level Financials and Consumer Staples performed the strongest, while Industrials and Consumer Discretionary were the worst performing sectors.

  At the equity holdings level, St. James's Place (U.K.) led the positive contributors followed by Babcock International (U.K.) and ISS (Denmark). Travis Perkins (U.K.), Softwareone Holding (Switzerland) and Dometic Group (Sweden) were the worst performing equities.

Fund performance as of March 31, 2025

Total return based on $250,000 investment (as of March 31, 2025)

	Institutional Class	MSCI World ex U.S. Index Global (Net)	MSCI World ex U.S. Small Cap Index (Net)
11/30/2016	$250,000	$250,000	$250,000
12/31/2016	$257,945	$258,165	$256,925
3/31/2017	$282,839	$275,742	$276,477
6/30/2017	$308,439	$291,267	$296,605
9/30/2017	$320,445	$307,643	$318,138
12/31/2017	$325,819	$320,659	$336,685
3/31/2018	$314,799	$314,123	$335,002
6/30/2018	$313,146	$311,782	$331,853
9/30/2018	$300,473	$315,854	$329,032
12/31/2018	$249,155	$275,478	$275,861
3/31/2019	$281,401	$304,262	$306,012
6/30/2019	$294,419	$315,796	$311,398
9/30/2019	$292,216	$312,858	$310,557
12/31/2019	$328,914	$337,436	$345,961
3/31/2020	$202,857	$258,946	$247,743
6/30/2020	$253,119	$298,673	$301,404
9/30/2020	$274,430	$313,369	$331,906
12/31/2020	$346,104	$363,035	$390,155
3/31/2021	$386,133	$377,710	$409,195
6/30/2021	$415,899	$399,036	$428,877
9/30/2021	$408,714	$396,405	$431,965
12/31/2021	$413,333	$408,865	$433,649
3/31/2022	$366,663	$389,203	$402,297
6/30/2022	$311,831	$332,163	$330,125
9/30/2022	$277,090	$301,620	$298,895
12/31/2022	$354,342	$350,435	$344,357
3/31/2023	$377,866	$378,535	$361,540
6/30/2023	$392,407	$390,007	$363,312
9/30/2023	$380,432	$374,004	$350,668
12/31/2023	$424,583	$413,303	$387,839
3/31/2024	$426,767	$436,414	$397,845
6/30/2024	$413,881	$433,784	$391,639
9/30/2024	$463,677	$467,445	$432,565
12/31/2024	$413,012	$432,714	$398,566
3/31/2025	$447,410	$459,543	$412,117

Average annual total returns (%)

Class	1 Year	5 Years	Since Inception 11/30/2016
Institutional Class	4.84%	17.14%	7.23%
MSCI World ex U.S. Index Global (Net)	5.30%	12.16%	7.58%
MSCI World ex U.S. Small Cap Index (Net)	3.58%	10.71%	6.18%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,210,139,169
# of Portfolio Holdings	63
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$6,901,588

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

Atea ASA	3.3%
Azimut Holding SpA	3.2%
ISS AS	3.2%
Duerr AG	3.1%
Julius Baer Group Ltd.	2.9%
BNK Financial Group, Inc.	2.8%
JDE Peet's NV	2.8%
Lanxess AG	2.8%
Wynn Macau Ltd.	2.7%
Nexi SpA	2.4%

Geographic allocation

United Kingdom	13.4%
Germany	11.3%
Italy	10.5%
Sweden	8.3%
Japan	7.3%
Switzerland	6.9%
South Korea	5.1%
Finland	4.7%
Netherlands	3.8%
Mexico	3.5%
Other	24.4%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Sector allocation

Industrials	29.5%
Financials	16.5%
Information Technology	11.9%
Consumer Discretionary	11.2%
Consumer Staples	10.9%
Communication Services	5.2%
Health Care	5.1%
Real Estate	3.8%
Materials	3.4%
Short Term Investments & Other, Net	2.5%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OANEX

Institutional Class

Oakmark International Small Cap Fund

Semi-Annual Shareholder Report March 31, 2025

OANEX-SAR

OAZEX

R6 Class

Oakmark International Small Cap Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$51	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Small Cap Fund R6 Class returned -3.43%  for the period ended March 31, 2025, underperforming its benchmark, the MSCI World ex U.S. Index Global (Net), which returned -1.68% over the same period.

  The Fund’s exposure to the Denmark and South Korea contributed most to returns, while exposure to United Kingdom and Italy detracted most from returns.

  At the equity sector level Financials and Consumer Staples performed the strongest, while Industrials and Consumer Discretionary were the worst performing sectors.

  At the equity holdings level, St. James's Place (U.K.) led the positive contributors followed by Babcock International (U.K.) and ISS (Denmark). Travis Perkins (U.K.), Softwareone Holding (Switzerland) and Dometic Group (Sweden) were the worst performing equities.

Fund performance as of March 31, 2025

Total return based on $1,000,000 investment (as of March 31, 2025)

	R6 Class	MSCI World ex U.S. Index Global (Net)	MSCI World ex U.S. Small Cap Index (Net)
12/15/2020	$1,000,000	$1,000,000	$1,000,000
12/31/2020	$1,012,005	$1,019,200	$1,033,100
3/31/2021	$1,129,052	$1,060,399	$1,083,515
6/30/2021	$1,216,086	$1,120,271	$1,135,632
9/30/2021	$1,195,078	$1,112,884	$1,143,809
12/31/2021	$1,208,234	$1,147,867	$1,148,270
3/31/2022	$1,072,354	$1,092,666	$1,065,250
6/30/2022	$911,991	$932,530	$874,144
9/30/2022	$810,386	$846,782	$791,450
12/31/2022	$1,036,660	$983,827	$911,830
3/31/2023	$1,105,479	$1,062,717	$957,330
6/30/2023	$1,148,021	$1,094,924	$962,021
9/30/2023	$1,112,986	$1,049,995	$928,542
12/31/2023	$1,242,455	$1,160,326	$1,026,968
3/31/2024	$1,248,846	$1,225,208	$1,053,464
6/30/2024	$1,211,138	$1,217,824	$1,037,030
9/30/2024	$1,356,219	$1,312,327	$1,145,399
12/31/2024	$1,208,990	$1,214,821	$1,055,371
3/31/2025	$1,309,682	$1,290,140	$1,091,254

Average annual total returns (%)

Class	1 Year	Since Inception 12/15/2020
R6 Class	4.87%	6.49%
MSCI World ex U.S. Index Global (Net)	5.30%	6.12%
MSCI World ex U.S. Small Cap Index (Net)	3.58%	2.05%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,210,139,169
# of Portfolio Holdings	63
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$6,901,588

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

Atea ASA	3.3%
Azimut Holding SpA	3.2%
ISS AS	3.2%
Duerr AG	3.1%
Julius Baer Group Ltd.	2.9%
BNK Financial Group, Inc.	2.8%
JDE Peet's NV	2.8%
Lanxess AG	2.8%
Wynn Macau Ltd.	2.7%
Nexi SpA	2.4%

Geographic allocation

United Kingdom	13.4%
Germany	11.3%
Italy	10.5%
Sweden	8.3%
Japan	7.3%
Switzerland	6.9%
South Korea	5.1%
Finland	4.7%
Netherlands	3.8%
Mexico	3.5%
Other	24.4%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Sector allocation

Industrials	29.5%
Financials	16.5%
Information Technology	11.9%
Consumer Discretionary	11.2%
Consumer Staples	10.9%
Communication Services	5.2%
Health Care	5.1%
Real Estate	3.8%
Materials	3.4%
Short Term Investments & Other, Net	2.5%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAZEX

R6 Class

Oakmark International Small Cap Fund

Semi-Annual Shareholder Report March 31, 2025

OAZEX-SAR

OAKWX

Investor Class

Oakmark Global Select Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$56	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Select Fund Investor Class returned 3.15%  for the period ended March 31, 2025, outperforming its benchmark, the MSCI World Index (Net), which returned -1.95% over the same period.

  The Fund’s exposure to the United States and United Kingdom contributed most to returns, while exposure to Germany and South Korea detracted most from returns.

  At the equity sector level Financials and Consumer Discretionary performed the strongest, while Health Care and Information Technology were the worst performing sectors.

  At the equity holdings level, Capital One Financial (U.S.) led the positive contributors followed by Fiserv (U.S.) and Lloyds Banking Group (U.K.). Bayer (Germany), IQVIA Holdings (U.S.) and Centene (U.S.) were the worst performing equities.

Fund performance as of March 31, 2025

Total return based on $10,000 investment (as of March 31, 2025)

	Investor Class	MSCI World Index (Net)
4/1/2015	$10,000	$10,000
6/30/2015	$10,122	$10,031
9/30/2015	$9,257	$9,184
12/31/2015	$9,943	$9,689
3/31/2016	$9,564	$9,655
6/30/2016	$9,210	$9,752
9/30/2016	$10,175	$10,227
12/31/2016	$10,931	$10,416
3/31/2017	$11,568	$11,081
6/30/2017	$12,283	$11,527
9/30/2017	$12,862	$12,084
12/31/2017	$13,246	$12,750
3/31/2018	$12,807	$12,586
6/30/2018	$12,525	$12,805
9/30/2018	$12,752	$13,442
12/31/2018	$10,439	$11,639
3/31/2019	$11,766	$13,092
6/30/2019	$12,220	$13,615
9/30/2019	$12,127	$13,688
12/31/2019	$13,549	$14,860
3/31/2020	$9,395	$11,731
6/30/2020	$11,563	$14,002
9/30/2020	$12,308	$15,113
12/31/2020	$15,316	$17,223
3/31/2021	$16,980	$18,070
6/30/2021	$18,148	$19,470
9/30/2021	$17,849	$19,468
12/31/2021	$18,258	$20,980
3/31/2022	$16,958	$19,899
6/30/2022	$14,133	$16,678
9/30/2022	$12,536	$15,646
12/31/2022	$14,156	$17,174
3/31/2023	$15,444	$18,502
6/30/2023	$16,322	$19,765
9/30/2023	$16,008	$19,081
12/31/2023	$17,369	$21,259
3/31/2024	$17,881	$23,147
6/30/2024	$17,580	$23,756
9/30/2024	$19,131	$25,268
12/31/2024	$18,182	$25,228
3/31/2025	$19,734	$24,776

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
Investor Class	10.36%	16.00%	7.03%
MSCI World Index (Net)	7.04%	16.13%	9.50%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,003,607,844
# of Portfolio Holdings	25
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$3,891,043

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

Sysco Corp.	6.2%
Lloyds Banking Group PLC	6.1%
CNH Industrial NV	6.0%
American International Group, Inc.	5.3%
Reckitt Benckiser Group PLC	5.1%
IQVIA Holdings, Inc.	4.8%
Intercontinental Exchange, Inc.	4.6%
Charter Communications, Inc., Class A	4.6%
Charles Schwab Corp.	4.6%
Diageo PLC	4.5%

Geographic allocation

United States	60.5%
United Kingdom	15.7%
Germany	8.4%
Switzerland	4.5%
Netherlands	4.2%
France	3.9%
China	3.4%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%

Sector allocation

Financials	26.9%
Health Care	20.5%
Consumer Staples	19.7%
Consumer Discretionary	11.7%
Communication Services	9.0%
Industrials	6.1%
Energy	2.8%
Short Term Investments & Other, Net	3.3%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAKWX

Investor Class

Oakmark Global Select Fund

Semi-Annual Shareholder Report March 31, 2025

OAKWX-SAR

OAYWX

Advisor Class

Oakmark Global Select Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$48	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Select Fund Advisor Class returned 3.20%  for the period ended March 31, 2025, outperforming its benchmark, the MSCI World Index (Net), which returned -1.95% over the same period.

  The Fund’s exposure to the United States and United Kingdom contributed most to returns, while exposure to Germany and South Korea detracted most from returns.

  At the equity sector level Financials and Consumer Discretionary performed the strongest, while Health Care and Information Technology were the worst performing sectors.

  At the equity holdings level, Capital One Financial (U.S.) led the positive contributors followed by Fiserv (U.S.) and Lloyds Banking Group (U.K.). Bayer (Germany), IQVIA Holdings (U.S.) and Centene (U.S.) were the worst performing equities.

Fund performance as of March 31, 2025

Total return based on $100,000 investment (as of March 31, 2025)

	Advisor Class	MSCI World Index (Net)
11/30/2016	$100,000	$100,000
12/31/2016	$102,563	$102,393
3/31/2017	$108,664	$108,921
6/30/2017	$115,375	$113,307
9/30/2017	$120,866	$118,789
12/31/2017	$124,474	$125,329
3/31/2018	$120,347	$123,724
6/30/2018	$117,767	$125,869
9/30/2018	$119,960	$132,138
12/31/2018	$98,179	$114,411
3/31/2019	$110,748	$128,689
6/30/2019	$114,961	$133,838
9/30/2019	$114,145	$134,553
12/31/2019	$127,581	$146,069
3/31/2020	$88,542	$115,319
6/30/2020	$108,991	$137,643
9/30/2020	$116,014	$148,557
12/31/2020	$144,406	$169,297
3/31/2021	$160,190	$177,630
6/30/2021	$171,288	$191,385
9/30/2021	$168,462	$191,372
12/31/2021	$172,437	$206,233
3/31/2022	$160,217	$195,606
6/30/2022	$133,578	$163,944
9/30/2022	$118,550	$153,800
12/31/2022	$133,985	$168,819
3/31/2023	$146,193	$181,870
6/30/2023	$154,510	$194,291
9/30/2023	$151,611	$187,565
12/31/2023	$164,563	$208,977
3/31/2024	$169,496	$227,535
6/30/2024	$166,721	$233,523
9/30/2024	$181,520	$248,375
12/31/2024	$172,569	$247,977
3/31/2025	$187,327	$243,539

Average annual total returns (%)

Class	1 Year	5 Years	Since Inception 11/30/2016
Advisor Class	10.52%	16.17%	7.82%
MSCI World Index (Net)	7.04%	16.13%	11.28%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,003,607,844
# of Portfolio Holdings	25
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$3,891,043

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

Sysco Corp.	6.2%
Lloyds Banking Group PLC	6.1%
CNH Industrial NV	6.0%
American International Group, Inc.	5.3%
Reckitt Benckiser Group PLC	5.1%
IQVIA Holdings, Inc.	4.8%
Intercontinental Exchange, Inc.	4.6%
Charter Communications, Inc., Class A	4.6%
Charles Schwab Corp.	4.6%
Diageo PLC	4.5%

Geographic allocation

United States	60.5%
United Kingdom	15.7%
Germany	8.4%
Switzerland	4.5%
Netherlands	4.2%
France	3.9%
China	3.4%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%

Sector allocation

Financials	26.9%
Health Care	20.5%
Consumer Staples	19.7%
Consumer Discretionary	11.7%
Communication Services	9.0%
Industrials	6.1%
Energy	2.8%
Short Term Investments & Other, Net	3.3%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAYWX

Advisor Class

Oakmark Global Select Fund

Semi-Annual Shareholder Report March 31, 2025

OAYWX-SAR

OANWX

Institutional Class

Oakmark Global Select Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Select Fund Institutional Class returned 3.23%  for the period ended March 31, 2025, outperforming its benchmark, the MSCI World Index (Net), which returned -1.95% over the same period.

  The Fund’s exposure to the United States and United Kingdom contributed most to returns, while exposure to Germany and South Korea detracted most from returns.

  At the equity sector level Financials and Consumer Discretionary performed the strongest, while Health Care and Information Technology were the worst performing sectors.

  At the equity holdings level, Capital One Financial (U.S.) led the positive contributors followed by Fiserv (U.S.) and Lloyds Banking Group (U.K.). Bayer (Germany), IQVIA Holdings (U.S.) and Centene (U.S.) were the worst performing equities.

Fund performance as of March 31, 2025

Total return based on $250,000 investment (as of March 31, 2025)

	Institutional Class	MSCI World Index (Net)
11/30/2016	$250,000	$250,000
12/31/2016	$256,406	$255,982
3/31/2017	$271,660	$272,303
6/30/2017	$288,438	$283,267
9/30/2017	$302,166	$296,974
12/31/2017	$311,300	$313,323
3/31/2018	$301,139	$309,309
6/30/2018	$294,687	$314,673
9/30/2018	$300,171	$330,346
12/31/2018	$245,828	$286,028
3/31/2019	$277,109	$321,723
6/30/2019	$287,820	$334,594
9/30/2019	$285,780	$336,383
12/31/2019	$319,423	$365,172
3/31/2020	$221,682	$288,297
6/30/2020	$273,052	$344,108
9/30/2020	$290,635	$371,391
12/31/2020	$361,935	$423,243
3/31/2021	$401,478	$444,074
6/30/2021	$429,279	$478,464
9/30/2021	$422,372	$478,430
12/31/2021	$432,208	$515,583
3/31/2022	$401,757	$489,015
6/30/2022	$335,147	$409,861
9/30/2022	$297,464	$384,500
12/31/2022	$336,089	$422,048
3/31/2023	$366,921	$454,676
6/30/2023	$387,986	$485,728
9/30/2023	$380,517	$468,913
12/31/2023	$413,101	$522,442
3/31/2024	$425,684	$568,838
6/30/2024	$418,715	$583,807
9/30/2024	$456,076	$620,937
12/31/2024	$433,511	$619,944
3/31/2025	$470,798	$608,847

Average annual total returns (%)

Class	1 Year	5 Years	Since Inception 11/30/2016
Institutional Class	10.60%	16.26%	7.89%
MSCI World Index (Net)	7.04%	16.13%	11.28%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,003,607,844
# of Portfolio Holdings	25
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$3,891,043

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

Sysco Corp.	6.2%
Lloyds Banking Group PLC	6.1%
CNH Industrial NV	6.0%
American International Group, Inc.	5.3%
Reckitt Benckiser Group PLC	5.1%
IQVIA Holdings, Inc.	4.8%
Intercontinental Exchange, Inc.	4.6%
Charter Communications, Inc., Class A	4.6%
Charles Schwab Corp.	4.6%
Diageo PLC	4.5%

Geographic allocation

United States	60.5%
United Kingdom	15.7%
Germany	8.4%
Switzerland	4.5%
Netherlands	4.2%
France	3.9%
China	3.4%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%

Sector allocation

Financials	26.9%
Health Care	20.5%
Consumer Staples	19.7%
Consumer Discretionary	11.7%
Communication Services	9.0%
Industrials	6.1%
Energy	2.8%
Short Term Investments & Other, Net	3.3%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OANWX

Institutional Class

Oakmark Global Select Fund

Semi-Annual Shareholder Report March 31, 2025

OANWX-SAR

OAZWX

R6 Class

Oakmark Global Select Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$42	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Select Fund R6 Class returned 3.29%  for the period ended March 31, 2025, outperforming its benchmark, the MSCI World Index (Net), which returned -1.95% over the same period.

  The Fund’s exposure to the United States and United Kingdom contributed most to returns, while exposure to Germany and South Korea detracted most from returns.

  At the equity sector level Financials and Consumer Discretionary performed the strongest, while Health Care and Information Technology were the worst performing sectors.

  At the equity holdings level, Capital One Financial (U.S.) led the positive contributors followed by Fiserv (U.S.) and Lloyds Banking Group (U.K.). Bayer (Germany), IQVIA Holdings (U.S.) and Centene (U.S.) were the worst performing equities.

Fund performance as of March 31, 2025

Total return based on $1,000,000 investment (as of March 31, 2025)

	R6 Class	MSCI World Index (Net)
12/15/2020	$1,000,000	$1,000,000
12/31/2020	$1,015,012	$1,018,000
3/31/2021	$1,126,392	$1,068,102
6/30/2021	$1,204,358	$1,150,818
9/30/2021	$1,184,988	$1,150,736
12/31/2021	$1,212,878	$1,240,100
3/31/2022	$1,127,464	$1,176,197
6/30/2022	$940,621	$985,812
9/30/2022	$834,921	$924,814
12/31/2022	$943,285	$1,015,126
3/31/2023	$1,029,820	$1,093,603
6/30/2023	$1,089,480	$1,168,290
9/30/2023	$1,069,056	$1,127,846
12/31/2023	$1,160,631	$1,256,595
3/31/2024	$1,195,966	$1,368,189
6/30/2024	$1,176,396	$1,404,193
9/30/2024	$1,281,315	$1,493,500
12/31/2024	$1,218,663	$1,491,110
3/31/2025	$1,323,435	$1,464,420

Average annual total returns (%)

Class	1 Year	Since Inception 12/15/2020
R6 Class	10.66%	6.75%
MSCI World Index (Net)	7.04%	9.30%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,003,607,844
# of Portfolio Holdings	25
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$3,891,043

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

Sysco Corp.	6.2%
Lloyds Banking Group PLC	6.1%
CNH Industrial NV	6.0%
American International Group, Inc.	5.3%
Reckitt Benckiser Group PLC	5.1%
IQVIA Holdings, Inc.	4.8%
Intercontinental Exchange, Inc.	4.6%
Charter Communications, Inc., Class A	4.6%
Charles Schwab Corp.	4.6%
Diageo PLC	4.5%

Geographic allocation

United States	60.5%
United Kingdom	15.7%
Germany	8.4%
Switzerland	4.5%
Netherlands	4.2%
France	3.9%
China	3.4%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%

Sector allocation

Financials	26.9%
Health Care	20.5%
Consumer Staples	19.7%
Consumer Discretionary	11.7%
Communication Services	9.0%
Industrials	6.1%
Energy	2.8%
Short Term Investments & Other, Net	3.3%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAZWX

R6 Class

Oakmark Global Select Fund

Semi-Annual Shareholder Report March 31, 2025

OAZWX-SAR

OAKCX

Investor Class

Oakmark Bond Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$37	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Bond Fund Investor Class returned 0.04%  for the period ended March 31, 2025, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% over the same period.

   The Fund’s overweight allocations to corporate debt, syndicated loans and securitized credit all contributed to returns relative to the Fund’s benchmark.

   Security selection also contributed positively to returns relative to the Fund’s benchmark.

   The Fund’s duration and yield curve positioning was a small detractor to returns relative to the Fund’s benchmark.

Fund performance as of March 31, 2025

Total return based on $10,000 investment (as of March 31, 2025)

	Investor Class	Bloomberg U.S. Aggregate Bond Index
1/28/2022	$10,000	$10,000
3/31/2022	$9,661	$9,611
6/30/2022	$9,111	$9,160
9/30/2022	$8,857	$8,725
12/31/2022	$9,049	$8,888
3/31/2023	$9,199	$9,151
6/30/2023	$9,222	$9,074
9/30/2023	$9,014	$8,781
12/31/2023	$9,653	$9,379
3/31/2024	$9,686	$9,307
6/30/2024	$9,740	$9,313
9/30/2024	$10,231	$9,797
12/31/2024	$9,963	$9,497
3/31/2025	$10,235	$9,761

Average annual total returns (%)

Class	1 Year	Since Inception 1/28/2022
Investor Class	5.67%	0.73%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.76%)

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$194,798,896
# of Portfolio Holdings	130
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$238,315

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

U.S. Treasury Bonds, 4.625%, due 05/15/54	3.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through, Series K-167-Class A2, Class A2, 4.760%, due 10/25/34	3.1%
U.S. Treasury Notes, 4.125%, due 02/29/32	3.1%
Federal Home Loan Mortgage Corp., Pool SD6569, 5.500%, due 10/01/54	3.0%
Federal National Mortgage Association, Pool CB9072, 4.500%, due 08/01/54	2.9%
Federal National Mortgage Association, Pool CB4851, 4.500%, due 10/01/52	2.3%
Federal Home Loan Mortgage Corp., Pool QJ4726, 5.500%, due 10/01/54	1.9%
Federal Home Loan Mortgage Corp., Pool SD6595, 5.500%, due 10/01/54	1.7%
Federal National Mortgage Association, Pool FS8007, 5.500%, due 06/01/54	1.7%
Federal Home Loan Mortgage Corp., Pool SD3470, 2.500%, due 06/01/52	1.6%

Asset allocation

Corporate Bonds	35.4%
Mortgage-Backed Securities	22.0%
Government and Agency Securities	15.4%
Collateralized Mortgage Obligations	11.3%
Bank Loans	8.8%
Asset Backed Securities	5.5%
Short-Term Investments	1.7%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAKCX

Investor Class

Oakmark Bond Fund

Semi-Annual Shareholder Report March 31, 2025

OAKCX-SAR

OAYCX

Advisor Class

Oakmark Bond Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Bond Fund Advisor Class returned 0.14%  for the period ended March 31, 2025, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% over the same period.

   The Fund’s overweight allocations to corporate debt, syndicated loans and securitized credit all contributed to returns relative to the Fund’s benchmark.

   Security selection also contributed positively to returns relative to the Fund’s benchmark.

   The Fund’s duration and yield curve positioning was a small detractor to returns relative to the Fund’s benchmark.

Fund performance as of March 31, 2025

Total return based on $100,000 investment (as of March 31, 2025)

	Advisor Class	Bloomberg U.S. Aggregate Bond Index
6/10/2020	$100,000	$100,000
6/30/2020	$99,928	$100,420
9/30/2020	$102,041	$101,040
12/31/2020	$104,854	$101,716
3/31/2021	$103,596	$98,285
6/30/2021	$105,533	$100,084
9/30/2021	$105,930	$100,136
12/31/2021	$105,864	$100,147
3/31/2022	$100,366	$94,205
6/30/2022	$94,665	$89,783
9/30/2022	$92,043	$85,516
12/31/2022	$94,082	$87,118
3/31/2023	$95,692	$89,698
6/30/2023	$95,981	$88,941
9/30/2023	$93,973	$86,067
12/31/2023	$100,661	$91,935
3/31/2024	$100,924	$91,221
6/30/2024	$101,660	$91,281
9/30/2024	$106,819	$96,027
12/31/2024	$104,080	$93,089
3/31/2025	$106,966	$95,677

Average annual total returns (%)

Class	1 Year	Since Inception 6/10/2020
Advisor Class	5.99%	1.41%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.92%)

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$194,798,896
# of Portfolio Holdings	130
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$238,315

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

U.S. Treasury Bonds, 4.625%, due 05/15/54	3.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through, Series K-167-Class A2, Class A2, 4.760%, due 10/25/34	3.1%
U.S. Treasury Notes, 4.125%, due 02/29/32	3.1%
Federal Home Loan Mortgage Corp., Pool SD6569, 5.500%, due 10/01/54	3.0%
Federal National Mortgage Association, Pool CB9072, 4.500%, due 08/01/54	2.9%
Federal National Mortgage Association, Pool CB4851, 4.500%, due 10/01/52	2.3%
Federal Home Loan Mortgage Corp., Pool QJ4726, 5.500%, due 10/01/54	1.9%
Federal Home Loan Mortgage Corp., Pool SD6595, 5.500%, due 10/01/54	1.7%
Federal National Mortgage Association, Pool FS8007, 5.500%, due 06/01/54	1.7%
Federal Home Loan Mortgage Corp., Pool SD3470, 2.500%, due 06/01/52	1.6%

Asset allocation

Corporate Bonds	35.4%
Mortgage-Backed Securities	22.0%
Government and Agency Securities	15.4%
Collateralized Mortgage Obligations	11.3%
Bank Loans	8.8%
Asset Backed Securities	5.5%
Short-Term Investments	1.7%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAYCX

Advisor Class

Oakmark Bond Fund

Semi-Annual Shareholder Report March 31, 2025

OAYCX-SAR

OANCX

Institutional Class

Oakmark Bond Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Bond Fund Institutional Class returned 0.03%  for the period ended March 31, 2025, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% over the same period.

   The Fund’s overweight allocations to corporate debt, syndicated loans and securitized credit all contributed to returns relative to the Fund’s benchmark.

   Security selection also contributed positively to returns relative to the Fund’s benchmark.

   The Fund’s duration and yield curve positioning was a small detractor to returns relative to the Fund’s benchmark.

Fund performance as of March 31, 2025

Total return based on $250,000 investment (as of March 31, 2025)

	Institutional Class	Bloomberg U.S. Aggregate Bond Index
6/10/2020	$250,000	$250,000
6/30/2020	$249,833	$251,050
9/30/2020	$255,171	$252,600
12/31/2020	$262,254	$254,290
3/31/2021	$259,425	$245,714
6/30/2021	$264,056	$250,210
9/30/2021	$265,064	$250,339
12/31/2021	$264,909	$250,368
3/31/2022	$251,157	$235,511
6/30/2022	$236,906	$224,458
9/30/2022	$230,352	$213,790
12/31/2022	$235,461	$217,795
3/31/2023	$239,518	$224,246
6/30/2023	$240,253	$222,353
9/30/2023	$234,950	$215,168
12/31/2023	$251,718	$229,836
3/31/2024	$252,684	$228,054
6/30/2024	$254,541	$228,202
9/30/2024	$267,479	$240,069
12/31/2024	$260,632	$232,723
3/31/2025	$267,570	$239,192

Average annual total returns (%)

Class	1 Year	Since Inception 6/10/2020
Institutional Class	5.89%	1.42%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.92%)

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$194,798,896
# of Portfolio Holdings	130
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$238,315

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

U.S. Treasury Bonds, 4.625%, due 05/15/54	3.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through, Series K-167-Class A2, Class A2, 4.760%, due 10/25/34	3.1%
U.S. Treasury Notes, 4.125%, due 02/29/32	3.1%
Federal Home Loan Mortgage Corp., Pool SD6569, 5.500%, due 10/01/54	3.0%
Federal National Mortgage Association, Pool CB9072, 4.500%, due 08/01/54	2.9%
Federal National Mortgage Association, Pool CB4851, 4.500%, due 10/01/52	2.3%
Federal Home Loan Mortgage Corp., Pool QJ4726, 5.500%, due 10/01/54	1.9%
Federal Home Loan Mortgage Corp., Pool SD6595, 5.500%, due 10/01/54	1.7%
Federal National Mortgage Association, Pool FS8007, 5.500%, due 06/01/54	1.7%
Federal Home Loan Mortgage Corp., Pool SD3470, 2.500%, due 06/01/52	1.6%

Asset allocation

Corporate Bonds	35.4%
Mortgage-Backed Securities	22.0%
Government and Agency Securities	15.4%
Collateralized Mortgage Obligations	11.3%
Bank Loans	8.8%
Asset Backed Securities	5.5%
Short-Term Investments	1.7%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OANCX

Institutional Class

Oakmark Bond Fund

Semi-Annual Shareholder Report March 31, 2025

OANCX-SAR

OAZCX

R6 Class

Oakmark Bond Fund

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Bond Fund R6 Class returned 0.07%  for the period ended March 31, 2025, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% over the same period.

   The Fund’s overweight allocations to corporate debt, syndicated loans and securitized credit all contributed to returns relative to the Fund’s benchmark.

   Security selection also contributed positively to returns relative to the Fund’s benchmark.

   The Fund’s duration and yield curve positioning was a small detractor to returns relative to the Fund’s benchmark.

Fund performance as of March 31, 2025

Total return based on $1,000,000 investment (as of March 31, 2025)

	R6 Class	Bloomberg U.S. Aggregate Bond Index
12/15/2020	$1,000,000	$1,000,000
12/31/2020	$1,005,874	$1,003,500
3/31/2021	$994,321	$969,657
6/30/2021	$1,013,329	$987,399
9/30/2021	$1,017,402	$987,911
12/31/2021	$1,017,017	$988,025
3/31/2022	$964,410	$929,396
6/30/2022	$909,818	$885,775
9/30/2022	$884,826	$843,679
12/31/2022	$904,628	$859,482
3/31/2023	$921,395	$884,940
6/30/2023	$923,381	$877,468
9/30/2023	$903,227	$849,116
12/31/2023	$967,890	$907,001
3/31/2024	$971,948	$899,966
6/30/2024	$979,306	$900,552
9/30/2024	$1,029,284	$947,380
12/31/2024	$1,003,138	$918,391
3/31/2025	$1,030,041	$943,922

Average annual total returns (%)

Class	1 Year	Since Inception 12/15/2020
R6 Class	5.98%	0.69%
Bloomberg U.S. Aggregate Bond Index	4.88%	(1.34%)

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$194,798,896
# of Portfolio Holdings	130
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$238,315

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

U.S. Treasury Bonds, 4.625%, due 05/15/54	3.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through, Series K-167-Class A2, Class A2, 4.760%, due 10/25/34	3.1%
U.S. Treasury Notes, 4.125%, due 02/29/32	3.1%
Federal Home Loan Mortgage Corp., Pool SD6569, 5.500%, due 10/01/54	3.0%
Federal National Mortgage Association, Pool CB9072, 4.500%, due 08/01/54	2.9%
Federal National Mortgage Association, Pool CB4851, 4.500%, due 10/01/52	2.3%
Federal Home Loan Mortgage Corp., Pool QJ4726, 5.500%, due 10/01/54	1.9%
Federal Home Loan Mortgage Corp., Pool SD6595, 5.500%, due 10/01/54	1.7%
Federal National Mortgage Association, Pool FS8007, 5.500%, due 06/01/54	1.7%
Federal Home Loan Mortgage Corp., Pool SD3470, 2.500%, due 06/01/52	1.6%

Asset allocation

Corporate Bonds	35.4%
Mortgage-Backed Securities	22.0%
Government and Agency Securities	15.4%
Collateralized Mortgage Obligations	11.3%
Bank Loans	8.8%
Asset Backed Securities	5.5%
Short-Term Investments	1.7%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAZCX

R6 Class

Oakmark Bond Fund

Semi-Annual Shareholder Report March 31, 2025

OAZCX-SAR

(b)	Not applicable.

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Registrant’s financial statements, which are included in Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

March 31, 2025

Semi-Annual Financial Statements and Other Information

Oakmark Fund

Oakmark Select Fund

Oakmark Global Fund

Oakmark Global Select Fund

Oakmark International Fund

Oakmark International Small Cap Fund

Oakmark Equity and Income Fund

Oakmark Bond Fund

Oakmark Funds

March 31, 2025

Semi-Annual Financial Statements and Other Information

Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Fund

March 31, 2025 (Unaudited)

Schedule of Investments (in thousands)

	Shares	Value
Common stocks - 94.8%
FINANCIALS - 37.1%
FINANCIAL SERVICES - 21.8%
Charles Schwab Corp.	9,487	$742,648
Intercontinental Exchange, Inc.	3,831	660,882
Ally Financial, Inc.	13,446	490,371
Capital One Financial Corp.	2,636	472,635
State Street Corp.	5,222	467,499
Fiserv, Inc. (a)	2,069	456,809
Nasdaq, Inc.	5,915	448,735
Bank of New York Mellon Corp.	5,306	444,975
Global Payments, Inc.	4,104	401,903
Corebridge Financial, Inc.	7,780	245,614
Carlyle Group, Inc.	4,822	210,200
Blackrock, Inc.	125	118,310
		5,160,581
BANKS - 8.7%
Citigroup, Inc.	9,993	709,389
Bank of America Corp.	11,347	473,527
First Citizens BancShares, Inc., Class A	242	449,439
Wells Fargo & Co.	5,871	421,479
		2,053,834
INSURANCE - 6.6%
American International Group, Inc.	8,871	771,283
Willis Towers Watson PLC	1,655	559,307
Reinsurance Group of America, Inc.	1,192	234,710
		1,565,300
		8,779,715
HEALTH CARE - 11.1%
HEALTH CARE EQUIPMENT & SERVICES - 7.1%
Centene Corp. (a)	8,822	535,565
Elevance Health, Inc.	1,006	437,570
CVS Health Corp.	3,950	267,613
Baxter International, Inc.	6,470	221,468
GE HealthCare Technologies, Inc.	2,624	211,768
		1,673,984
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.0%
IQVIA Holdings, Inc. (a)	2,753	485,407
Merck & Co., Inc.	5,300	475,728
		961,135
		2,635,119
ENERGY - 9.9%
ConocoPhillips	6,360	667,969
Phillips 66	5,176	639,182
EOG Resources, Inc.	3,783	485,165
APA Corp.	14,384	302,356
Marathon Petroleum Corp.	1,704	248,256
		2,342,928
	Shares	Value
COMMUNICATION SERVICES - 9.5%
MEDIA & ENTERTAINMENT - 9.5%
Alphabet, Inc., Class A	4,918	$760,550
Charter Communications, Inc., Class A (a)	1,433	528,183
Comcast Corp., Class A	11,750	433,579
Warner Bros. Discovery, Inc. (a)	31,882	342,088
Liberty Broadband Corp., Class C (a)	2,020	171,801
		2,236,201
INDUSTRIALS - 8.4%
CAPITAL GOODS - 5.1%
Deere & Co.	1,384	649,444
Fortune Brands Innovations, Inc.	4,993	303,992
Masco Corp.	3,764	261,777
		1,215,213
COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
Equifax, Inc.	1,711	416,658
TRANSPORTATION - 1.5%
Delta Air Lines, Inc.	7,999	348,761
		1,980,632
CONSUMER STAPLES - 6.6%
FOOD, BEVERAGE & TOBACCO - 2.9%
Keurig Dr. Pepper, Inc.	12,732	435,689
Constellation Brands, Inc., Class A	1,370	251,422
		687,111
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
Kroger Co.	6,800	460,292
HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
Kenvue, Inc.	17,484	419,264
		1,566,667
CONSUMER DISCRETIONARY - 6.5%
AUTOMOBILES & COMPONENTS - 4.4%
General Motors Co.	14,128	664,445
BorgWarner, Inc.	6,620	189,663
Magna International, Inc.	5,360	182,199
		1,036,307
CONSUMER SERVICES - 1.2%
Airbnb, Inc., Class A (a)	2,340	279,536
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.9%
Genuine Parts Co.	1,775	211,474
		1,527,317
MATERIALS - 2.6%
Corteva, Inc.	8,200	516,032
Celanese Corp.	1,800	102,186
		618,218

Semi-Annual Financial Statements and Other Information: Oakmark Funds | 1

Oakmark Fund

March 31, 2025 (Unaudited)

Schedule of Investments (in thousands) (continued)

	Shares	Value
Common stocks - 94.8% (continued)
REAL ESTATE - 1.9%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.9%
CBRE Group, Inc., Class A (a)	3,522	$460,607
INFORMATION TECHNOLOGY - 1.2%
TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
TE Connectivity PLC	1,934	273,376
Total common stocks - 94.8% (Cost $17,895,054)		22,420,780
	Par Value	Value
Short-term investment - 5.4%
REPURCHASE AGREEMENT - 5.4%
Fixed Income Clearing Corp. Repurchase Agreement, 4.38% dated 3/31/25 due 4/1/25, repurchase price $1,274,400, collateralized by United States Treasury Notes, 0.125% - 4.625% due 9/30/26 - 10/15/26, aggregate value plus accrued interest of $1,299,730 (Cost: $1,274,245)	$1,274,245	1,274,245
Total short-term investments - 5.4% (Cost $1,274,245)		1,274,245
TOTAL INVESTMENTS - 100.2% (COST $19,169,299)		23,695,025
Liabilities In Excess of Other Assets - (0.2)%		(36,022)
TOTAL NET ASSETS - 100.0%		$23,659,003

(a)  Non-income producing security.

2 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Select Fund

March 31, 2025 (Unaudited)

Schedule of Investments (in thousands)

	Shares	Value
Common stocks - 94.8%
FINANCIALS - 24.1%
FINANCIAL SERVICES - 18.0%
Charles Schwab Corp.	4,866	$380,906
Intercontinental Exchange, Inc.	1,911	329,622
Capital One Financial Corp.	1,808	324,192
Ally Financial, Inc.	6,048	220,563
		1,255,283
BANKS - 6.1%
First Citizens BancShares, Inc., Class A	229	423,932
		1,679,215
INDUSTRIALS - 14.7%
COMMERCIAL & PROFESSIONAL SERVICES - 9.0%
Paycom Software, Inc.	1,560	340,873
Equifax, Inc.	1,183	288,131
		629,004
CAPITAL GOODS - 5.7%
Deere & Co.	843	395,521
		1,024,525
ENERGY - 12.9%
Phillips 66	3,187	393,531
ConocoPhillips	3,200	336,055
APA Corp.	8,191	172,170
		901,756
COMMUNICATION SERVICES - 12.0%
MEDIA & ENTERTAINMENT - 12.0%
Alphabet, Inc., Class A	2,839	439,088
Warner Bros. Discovery, Inc. (a)	20,021	214,825
Liberty Broadband Corp., Class C (a)	1,399	118,951
Charter Communications, Inc., Class A (a)	183	67,257
		840,121
HEALTH CARE - 10.6%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.7%
IQVIA Holdings, Inc. (a)	2,636	464,797
HEALTH CARE EQUIPMENT & SERVICES - 3.9%
Centene Corp. (a)	2,334	141,703
Molina Healthcare, Inc. (a)	400	131,900
		273,603
		738,400
CONSUMER DISCRETIONARY - 10.4%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.5%
Lithia Motors, Inc.	1,309	384,273
	Shares	Value
CONSUMER SERVICES - 4.9%
Airbnb, Inc., Class A (a)	2,884	$344,523
		728,796
CONSUMER STAPLES - 5.5%
FOOD, BEVERAGE & TOBACCO - 5.5%
Keurig Dr. Pepper, Inc.	11,260	385,317
REAL ESTATE - 4.6%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.6%
CBRE Group, Inc., Class A (a)	2,445	319,803
Total common stocks - 94.8% (Cost $5,357,397)		6,617,933
	Par Value	Value
Short-term investments - 5.3%
REPURCHASE AGREEMENT - 5.3%
Fixed Income Clearing Corp. Repurchase Agreement, 4.38% dated 3/31/25 due 4/1/25, repurchase price $372,621, collateralized by a United States Treasury Note, 0.875% due 9/30/26, value plus accrued interest of $380,027 (Cost: $372,576)	$372,576	372,576
Total short-term investments - 5.3% (Cost $372,576)		372,576
TOTAL INVESTMENTS - 100.1% (COST $5,729,973)		6,990,509
Liabilities In Excess of Other Assets - (0.1)%		(7,932)
TOTAL NET ASSETS - 100.0%		$6,982,577

(a)  Non-income producing security.

Semi-Annual Financial Statements and Other Information: Oakmark Funds | 3

Oakmark Global Fund

March 31, 2025 (Unaudited)

Schedule of Investments (in thousands)

	Shares	Value
Common stocks and equity-linked security - 96.5%
FINANCIALS - 27.6%
FINANCIAL SERVICES - 12.5%
Corebridge Financial, Inc. (United States)	1,008	$31,813
Julius Baer Group Ltd. (Switzerland)	431	29,896
Intercontinental Exchange, Inc. (United States)	126	21,752
Capital One Financial Corp. (United States)	114	20,458
St. James's Place PLC (United Kingdom)	1,234	15,687
Fiserv, Inc. (United States) (a)	68	15,105
		134,711
INSURANCE - 10.7%
American International Group, Inc. (United States)	397	34,497
Willis Towers Watson PLC (United States)	92	31,024
Prudential PLC (United Kingdom)	2,315	24,976
Allianz SE (Germany)	62	23,814
		114,311
BANKS - 4.4%
Lloyds Banking Group PLC (United Kingdom)	26,800	25,136
Bank of America Corp. (United States)	532	22,184
		47,320
		296,342
HEALTH CARE - 16.6%
HEALTH CARE EQUIPMENT & SERVICES - 8.8%
Envista Holdings Corp. (United States) (a)	1,582	27,307
Becton Dickinson & Co. (United States)	115	26,319
Centene Corp. (United States) (a)	352	21,378
Elevance Health, Inc. (United States)	45	19,718
		94,722
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
IQVIA Holdings, Inc. (United States) (a)	179	31,611
Bayer AG (Germany)	1,246	29,873
Roche Holding AG (Switzerland)	67	22,183
		83,667
		178,389
CONSUMER DISCRETIONARY - 14.4%
AUTOMOBILES & COMPONENTS - 4.9%
Mercedes-Benz Group AG (Germany)	516	30,451
General Motors Co. (United States)	473	22,245
		52,696
CONSUMER DURABLES & APPAREL - 3.7%
Kering SA (France)	111	23,030
Brunswick Corp. (United States)	300	16,139
		39,169
	Shares	Value
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.1%
Prosus NV (Netherlands)	288	$13,401
Alibaba Group Holding Ltd. (China)	663	10,973
Alibaba Group Holding Ltd. ADR (China) (b)	52	6,822
Amazon.com, Inc. (United States) (a)	12	2,227
		33,423
CONSUMER SERVICES - 2.7%
Airbnb, Inc., Class A (United States) (a)	131	15,589
Vail Resorts, Inc. (United States)	82	13,186
		28,775
		154,063
INDUSTRIALS - 11.2%
CAPITAL GOODS - 7.1%
CNH Industrial NV (United States)	2,983	36,632
Brenntag SE (Germany)	320	20,729
Deere & Co. (United States)	40	18,539
		75,900
TRANSPORTATION - 4.1%
DSV AS (Denmark)	152	29,338
Ryanair Holdings PLC ADR (Ireland) (b)	279	11,824
Ryanair Holdings PLC, Equity-Linked Security (Ireland) (a) (c) (d)	145	2,922
		44,084
		119,984
CONSUMER STAPLES - 7.9%
FOOD, BEVERAGE & TOBACCO - 4.2%
Diageo PLC (United Kingdom)	836	21,847
Pernod Ricard SA (France)	158	15,609
Anheuser-Busch InBev SA (Belgium)	130	7,968
		45,424
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.7%
Sysco Corp. (United States)	529	39,704
		85,128
INFORMATION TECHNOLOGY - 6.3%
TECHNOLOGY HARDWARE & EQUIPMENT - 3.3%
TE Connectivity PLC (Ireland)	138	19,473
Samsung Electronics Co. Ltd. (South Korea)	416	16,508
		35,981
SOFTWARE & SERVICES - 3.0%
Capgemini SE (France)	169	25,318
TIS, Inc. (Japan)	243	6,733
		32,051
		68,032

4 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Global Fund

March 31, 2025 (Unaudited)

Schedule of Investments (in thousands) (continued)

	Shares	Value
Common stocks - 96.5% (continued)
COMMUNICATION SERVICES - 5.8%
MEDIA & ENTERTAINMENT - 5.8%
Alphabet, Inc., Class A (United States)	176	$27,139
Charter Communications, Inc., Class A (United States) (a)	68	25,207
Warner Bros. Discovery, Inc. (United States) (a)	700	7,511
Liberty Broadband Corp., Class C (United States) (a)	33	2,773
		62,630
MATERIALS - 4.1%
Akzo Nobel NV (Netherlands)	468	28,852
Glencore PLC (Switzerland)	4,113	15,055
		43,907
ENERGY - 2.6%
ConocoPhillips (United States)	266	27,968
Total common stocks - 96.5% (Cost $869,733)		1,036,443
	Par Value	Value
Short-term investment - 3.1%
REPURCHASE AGREEMENT - 3.1%
Fixed Income Clearing Corp. Repurchase Agreement, 4.38% dated 3/31/25 due 4/1/25, repurchase price $33,276, collateralized by a United States Treasury Note, 0.875% due 9/30/26, value plus accrued interest of $33,938 (Cost: $33,272)	$33,272	33,272
Total short-term investments - 3.1% (Cost $33,272)		33,272
TOTAL INVESTMENTS - 99.6% (COST $903,005)		1,069,715
Foreign Currencies (Cost $482) - 0.0% (e)		480
Other Assets In Excess of Liabilities - 0.4%		4,253
TOTAL NET ASSETS - 100.0%		$1,074,448

(a)  Non-income producing security.

(b)  Sponsored American Depositary Receipt

(c)  Security is an equity-linked security issued by HSBC Bank Plc. As described in the Notes to the Schedule of Investments, equity linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(d)  Security is restricted. Security was acquired in transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or period notes below.

(e)  Amount rounds to less than 0.1%.

Restricted Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings PLC, Equity-Linked Security (a) (c) (d)	11/4/2024 - 11/8/2024	$2,912	$2,922	0.27%

Semi-Annual Financial Statements and Other Information: Oakmark Funds | 5

Oakmark Global Select Fund

March 31, 2025 (Unaudited)

Schedule of Investments (in thousands)

	Shares	Value
Common stocks - 96.7%
FINANCIALS - 26.9%
FINANCIAL SERVICES - 15.6%
Intercontinental Exchange, Inc. (United States)	266	$45,937
Charles Schwab Corp. (United States)	584	45,684
Capital One Financial Corp. (United States)	223	40,056
Fiserv, Inc. (United States) (a)	113	24,878
		156,555
BANKS - 6.1%
Lloyds Banking Group PLC (United Kingdom)	65,003	60,968
INSURANCE - 5.2%
American International Group, Inc. (United States)	606	52,715
		270,238
HEALTH CARE - 20.5%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 13.5%
IQVIA Holdings, Inc. (United States) (a)	272	48,006
Roche Holding AG (Switzerland)	136	44,663
Bayer AG (Germany)	1,800	43,154
		135,823
HEALTH CARE EQUIPMENT & SERVICES - 7.0%
Centene Corp. (United States) (a)	547	33,181
Elevance Health, Inc. (United States)	63	27,607
Molina Healthcare, Inc. (United States) (a)	27	8,952
		69,740
		205,563
CONSUMER STAPLES - 19.7%
FOOD, BEVERAGE & TOBACCO - 8.4%
Diageo PLC (United Kingdom)	1,720	44,951
Danone SA (France)	518	39,581
		84,532
CONSUMER STAPLES DISTRIBUTION & RETAIL - 6.2%
Sysco Corp. (United States)	833	62,486
HOUSEHOLD & PERSONAL PRODUCTS - 5.1%
Reckitt Benckiser Group PLC (United Kingdom)	751	50,762
		197,780
CONSUMER DISCRETIONARY - 11.7%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 7.6%
Prosus NV (Netherlands)	914	42,445
Alibaba Group Holding Ltd. (China)	1,618	26,764
Alibaba Group Holding Ltd. ADR (China) (b)	56	7,463
		76,672
	Shares	Value
AUTOMOBILES & COMPONENTS - 4.1%
Mercedes-Benz Group AG (Germany)	697	$41,197
		117,869
COMMUNICATION SERVICES - 9.0%
MEDIA & ENTERTAINMENT - 9.0%
Charter Communications, Inc., Class A (United States) (a)	124	45,874
Alphabet, Inc., Class A (United States)	285	44,080
		89,954
INDUSTRIALS - 6.1%
CAPITAL GOODS - 6.1%
CNH Industrial NV (United States)	4,940	60,664
ENERGY - 2.8%
ConocoPhillips (United States)	270	28,324
Total common stocks - 96.7% (Cost $814,761)		970,392
	Par Value	Value
Short-term investments - 3.9%
REPURCHASE AGREEMENT - 3.9%
Fixed Income Clearing Corp. Repurchase Agreement, 4.38% dated 3/31/25 due 4/1/25, repurchase price $38,890, collateralized by a United States Treasury Note, 0.875% due 9/30/26, value plus accrued interest of $39,663 (Cost: $38,886)	$38,886	38,886
Total short-term investments - 3.9% (Cost $38,886)		38,886
TOTAL INVESTMENTS - 100.6% (COST $853,647)		1,009,278
Foreign Currencies (Cost $971) - 0.1%		967
Liabilities In Excess of Other Assets - (0.7)%		(6,637)
TOTAL NET ASSETS - 100.0%		$1,003,608

(a)  Non-income producing security.

(b)  Sponsored American Depositary Receipt

6 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark International Fund

March 31, 2025 (Unaudited)

Schedule of Investments (in thousands)

	Shares	Value
Common stocks and equity-linked security - 94.7%
FINANCIALS - 21.0%
BANKS - 10.6%
BNP Paribas SA (France)	5,885	$491,891
Lloyds Banking Group PLC (United Kingdom)	225,046	211,074
Bank Mandiri Persero Tbk. PT (Indonesia)	608,856	189,012
KB Financial Group, Inc. (South Korea)	3,227	174,889
Intesa Sanpaolo SpA (Italy)	32,427	167,118
Axis Bank Ltd. (India)	12,968	166,352
		1,400,336
FINANCIAL SERVICES - 6.5%
Edenred SE (France) (b)	10,056	326,797
Schroders PLC (United Kingdom)	52,713	238,657
EXOR NV (Netherlands)	2,207	200,466
Worldline SA (France) (a) (b)	16,095	98,878
		864,798
INSURANCE - 3.9%
Prudential PLC (United Kingdom)	29,011	313,053
Allianz SE (Germany)	548	209,801
		522,854
		2,787,988
INDUSTRIALS - 20.1%
CAPITAL GOODS - 16.6%
CNH Industrial NV (United States)	31,424	385,892
Brenntag SE (Germany)	4,347	281,736
Airbus SE (France)	1,392	245,053
Daimler Truck Holding AG (Germany)	5,940	240,608
Ashtead Group PLC (United Kingdom)	3,804	205,665
SKF AB, Class B (Sweden)	9,085	184,051
Komatsu Ltd. (Japan)	6,173	180,765
Volvo AB, Class B (Sweden)	4,753	139,440
Sandvik AB (Sweden)	5,900	124,077
Siemens AG (Germany)	491	113,302
Smiths Group PLC (United Kingdom)	3,636	91,242
Schindler Holding AG (Switzerland)	52	16,391
		2,208,222
TRANSPORTATION - 3.0%
DSV AS (Denmark)	1,121	216,857
Ryanair Holdings PLC ADR (Ireland) (c)	3,097	131,199
Ryanair Holdings PLC, Equity-Linked Security (Ireland) (a) (d) (e)	2,160	43,509
		391,565
COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
Brambles Ltd. (Australia)	4,631	58,505
Rentokil Initial PLC (United Kingdom)	2,947	13,373
		71,878
		2,671,665
	Shares	Value
CONSUMER DISCRETIONARY - 19.0%
AUTOMOBILES & COMPONENTS - 7.0%
Continental AG (Germany)	5,424	$382,502
Bayerische Motoren Werke AG (Germany)	3,934	317,242
Mercedes-Benz Group AG (Germany)	4,038	238,520
		938,264
CONSUMER DURABLES & APPAREL - 6.1%
Kering SA (France)	1,977	411,191
Swatch Group AG (Switzerland)	913	157,381
adidas AG (Germany)	653	153,946
Cie Financiere Richemont SA, Class A (Switzerland)	410	71,610
LVMH Moet Hennessy Louis Vuitton SE (France)	34	21,241
		815,369
CONSUMER SERVICES - 3.1%
Accor SA (France)	4,062	185,252
Amadeus IT Group SA (Spain)	1,274	97,554
Flutter Entertainment PLC (United Kingdom) (a)	432	95,776
Compass Group PLC (United Kingdom)	916	30,308
		408,890
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.8%
Alibaba Group Holding Ltd. (China)	12,414	205,407
Prosus NV (Netherlands)	3,509	163,048
		368,455
		2,530,978
HEALTH CARE - 13.6%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%
Bayer AG (Germany)	19,633	470,645
Eurofins Scientific SE (France)	4,844	258,379
Roche Holding AG (Switzerland)	472	155,184
Novartis AG (Switzerland)	1,172	130,196
		1,014,404
HEALTH CARE EQUIPMENT & SERVICES - 6.0%
Fresenius Medical Care AG (Germany)	6,864	341,567
Fresenius SE & Co. KGaA (Germany) (a)	6,320	269,812
Smith & Nephew PLC (United Kingdom)	12,722	178,901
		790,280
		1,804,684
CONSUMER STAPLES - 8.3%
FOOD, BEVERAGE & TOBACCO - 4.6%
Pernod Ricard SA (France)	2,153	212,682
Diageo PLC (United Kingdom)	6,776	177,080
Danone SA (France)	1,522	116,388
Anheuser-Busch InBev SA (Belgium)	1,015	62,391
Asahi Group Holdings Ltd. (Japan)	3,476	44,407
		612,948

Semi-Annual Financial Statements and Other Information: Oakmark Funds | 7

Oakmark International Fund

March 31, 2025 (Unaudited)

Schedule of Investments (in thousands) (continued)

	Shares	Value
Common stocks - 94.7% (continued)
CONSUMER STAPLES - 8.3% (continued)
HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
Reckitt Benckiser Group PLC (United Kingdom)	3,575	$241,719
Henkel AG & Co. KGaA (Germany)	1,348	97,087
		338,806
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.2%
Koninklijke Ahold Delhaize NV (Netherlands)	4,231	158,042
		1,109,796
MATERIALS - 5.4%
Glencore PLC (Switzerland)	87,831	321,474
Akzo Nobel NV (Netherlands)	4,068	250,523
thyssenkrupp AG (Germany)	10,371	106,475
Holcim AG (Switzerland)	360	38,710
		717,182
INFORMATION TECHNOLOGY - 3.9%
SOFTWARE & SERVICES - 3.9%
Capgemini SE (France)	1,478	222,144
Open Text Corp. (Canada)	6,802	171,665
Fujitsu Ltd. (Japan)	6,297	125,320
		519,129
COMMUNICATION SERVICES - 3.3%
MEDIA & ENTERTAINMENT - 3.3%
WPP PLC (United Kingdom)	30,044	228,305
NAVER Corp. (South Korea)	930	121,502
Publicis Groupe SA (France)	960	90,593
		440,400
REAL ESTATE - 0.1%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Mitsubishi Estate Co. Ltd. (Japan)	648	10,595
Total common stocks - 94.7% (Cost $12,088,206)		12,592,417
Preferred stocks - 1.7%
INFORMATION TECHNOLOGY - 1.7%
TECHNOLOGY HARDWARE & EQUIPMENT - 1.7%
Samsung Electronics Co. Ltd. (South Korea)	6,882	222,768
Total preferred stocks - 1.7% (Cost $333,540)		222,768
	Par Value	Value
Short-term investments - 2.5%
REPURCHASE AGREEMENT - 2.1%
Fixed Income Clearing Corp. Repurchase Agreement, 4.38% dated 3/31/25 due 4/1/25, repurchase price $286,683, collateralized by United States Treasury Notes, 0.750% - 0.875% due 8/31/26 - 9/30/26, aggregate value plus accrued interest of $292,381 (Cost: $286,648)	$286,648	$286,648
COMMERCIAL PAPER - 0.4%
American Honda Finance Corp., 4.69%, due 04/07/25 (f)	25,000	24,978
Campbell's Co., 144A, 4.60%, due 04/10/25 (f) (g)	23,700	23,669
Total commercial paper - 0.4% (Cost $48,654)		48,647
Total short-term investments - 2.5% (Cost $335,302)		335,295
TOTAL INVESTMENTS - 98.9% (COST $12,757,048)		13,150,480
Foreign Currencies (Cost $3,742) - 0.0% (h)		3,742
Other Assets In Excess of Liabilities - 1.1%		137,513
TOTAL NET ASSETS - 100.0%		$13,291,735

(a)  Non-income producing security.

(b)  See Note 6 in the Notes to Financial Statements regarding investments in affiliated issuers.

(c)  Sponsored American Depositary Receipt

(d)  Security is an equity-linked security issued by HSBC Bank Plc. As described in the Notes to the Schedule of Investments, equity linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(e)  Security is restricted. Security was acquired in transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or period notes below.

(f)  The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

(g)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.

(h)  Amount rounds to less than 0.1%.

Restricted Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings PLC, Equity-Linked Security (a) (d) (e)	11/4/2024- 11/8/2024	$43,355	$43,509	0.33%

8 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark International Fund

March 31, 2025 (Unaudited)

Schedule of Investments (in thousands) (continued)

Schedule of Transactions with Affiliated Issuers

Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands). The industry, country or geographic region for each of the below affiliates can be found in the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized	Dividend Income	Value September 30, 2024	Value March 31, 2025	Percent of Net Assets
Edenred (a)	10,056	$93,214	$112,964	$(50,187)	$(3,080)	$0	$399,814	$326,797	2.5%
Worldline	16,095	6,481	6,183	(3,653)	(14,801)	0	117,034	98,878	0.7%
TOTAL	26,151	$99,695	$119,147	$(53,840)	$(17,881)	$0	$516,848	$425,675	3.2%

(a)  Due to transactions during the period ended March 31, 2025, the company is no longer an affiliate.

Semi-Annual Financial Statements and Other Information: Oakmark Funds | 9

Oakmark International Small Cap Fund

March 31, 2025 (Unaudited)

Schedule of Investments (in thousands)

	Shares	Value
Common stocks - 96.2%
INDUSTRIALS - 29.5%
CAPITAL GOODS - 15.0%
Duerr AG (Germany)	1,508	$38,106
Travis Perkins PLC (United Kingdom)	3,443	24,560
Valmet OYJ (Finland)	888	24,074
Azelis Group NV (Belgium)	1,251	21,987
Howden Joinery Group PLC (United Kingdom)	2,076	19,414
Metso OYJ (Finland)	1,811	18,772
Konecranes OYJ (Finland)	215	13,751
Fluidra SA (Spain)	495	11,661
Babcock International Group PLC (United Kingdom)	705	6,634
dormakaba Holding AG (Switzerland)	4	3,052
		182,011
COMMERCIAL & PROFESSIONAL SERVICES - 14.5%
ISS AS (Denmark)	1,674	38,436
Loomis AB (Sweden)	663	26,842
Hays PLC (United Kingdom)	25,626	26,277
Bravida Holding AB (Sweden)	2,218	20,081
Pagegroup PLC (United Kingdom)	4,147	16,389
Adecco Group AG (Switzerland)	479	14,392
SThree PLC (United Kingdom)	3,349	11,496
Randstad NV (Netherlands)	276	11,463
Mitie Group PLC (United Kingdom)	6,875	10,269
		175,645
		357,656
FINANCIALS - 16.5%
FINANCIAL SERVICES - 11.4%
Azimut Holding SpA (Italy)	1,401	39,225
Julius Baer Group Ltd. (Switzerland)	510	35,357
Nexi SpA (Italy) (a)	5,482	29,240
St. James's Place PLC (United Kingdom)	1,444	18,351
EFG International AG (Switzerland)	1,049	15,653
		137,826
BANKS - 5.1%
BNK Financial Group, Inc. (South Korea)	4,867	34,139
DGB Financial Group, Inc. (South Korea)	4,434	27,181
		61,320
		199,146
	Shares	Value
INFORMATION TECHNOLOGY - 11.9%
SOFTWARE & SERVICES - 11.9%
Atea ASA (Norway)	3,281	$40,414
TeamViewer SE (Germany) (a)	2,017	26,328
Sopra Steria Group (France)	121	22,577
TIS, Inc. (Japan)	745	20,603
BIPROGY, Inc. (Japan)	437	13,472
IONOS Group SE (Germany) (a)	421	11,723
Sapiens International Corp. NV (Israel)	338	9,143
		144,260
CONSUMER DISCRETIONARY - 11.2%
AUTOMOBILES & COMPONENTS - 5.8%
Dometic Group AB (Sweden)	6,118	26,118
Pirelli & C SpA (Italy)	3,903	23,231
Autoliv, Inc. (Sweden)	234	20,715
		70,064
CONSUMER SERVICES - 2.7%
Wynn Macau Ltd. (China)	45,718	32,759
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.2%
Fielmann Group AG (Germany)	481	21,847
Wickes Group PLC (United Kingdom)	2,003	4,601
		26,448
CONSUMER DURABLES & APPAREL - 0.5%
U.S. Treasury Notes (Italy)	848	6,275
		135,546
CONSUMER STAPLES - 9.6%
FOOD, BEVERAGE & TOBACCO - 6.1%
JDE Peet's NV (Netherlands)	1,554	33,980
Davide Campari-Milano NV (Italy)	4,866	28,605
Strauss Group Ltd. (Israel)	572	12,033
		74,618
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%
Sugi Holdings Co. Ltd. (Japan)	1,152	21,595
HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
Kimberly-Clark de Mexico SAB de CV, Class A (Mexico)	12,485	20,468
		116,681
COMMUNICATION SERVICES - 5.2%
MEDIA & ENTERTAINMENT - 4.4%
oOh!media Ltd. (Australia)	24,568	22,941
Megacable Holdings SAB de CV (Mexico)	10,580	22,205
Hakuhodo DY Holdings, Inc. (Japan)	1,101	7,987
		53,133

10 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark International Small Cap Fund

March 31, 2025 (Unaudited)

Schedule of Investments (in thousands) (continued)

	Shares	Value
Common stocks - 96.2% (continued)
COMMUNICATION SERVICES - 5.2% (continued)
TELECOMMUNICATION SERVICES - 0.8%
Sarana Menara Nusantara Tbk. PT (Indonesia)	334,528	$10,158
		63,291
HEALTH CARE - 5.1%
HEALTH CARE EQUIPMENT & SERVICES - 3.3%
Ansell Ltd. (Australia)	734	15,621
Medmix AG (Switzerland)	785	9,246
ConvaTec Group PLC (United Kingdom)	2,640	8,820
Elekta AB, Class B (Sweden)	1,184	6,218
		39,905
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.8%
Grifols SA ADR (Spain) (a) (b)	2,383	16,941
Gerresheimer AG (Germany)	66	5,011
		21,952
		61,857
REAL ESTATE - 3.8%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.8%
Katitas Co. Ltd. (Japan)	1,820	24,116
LSL Property Services PLC (United Kingdom)	2,481	8,676
Colliers International Group, Inc. (Canada)	58	7,019
International Workplace Group PLC (Switzerland)	2,426	5,678
		45,489
MATERIALS - 3.4%
Lanxess AG (Germany)	1,097	33,363
Essentra PLC (United Kingdom)	5,638	7,274
		40,637
Total common stocks - 96.2% (Cost $1,114,491)		1,164,563
Preferred stocks - 1.3%
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES - 1.3%
Embotelladora Andina SA (Chile)	4,328	16,189
Total preferred stocks - 1.3% (Cost $12,638)		16,189
	Par Value	Value
Short-term investment - 1.7%
REPURCHASE AGREEMENT - 1.7%
Fixed Income Clearing Corp. Repurchase Agreement, 4.38% dated 3/31/25 due 4/1/25, repurchase price $20,063, collateralized by a United States Treasury Note, 0.875% due 9/30/26, value plus accrued interest of $20,462 (Cost: $20,061)	$20,061	$20,061
Total short-term investments - 1.7% (Cost $20,061)		20,061
TOTAL INVESTMENTS - 99.2% (COST $1,147,190)		1,200,813
Foreign Currencies (Cost $0) (d) - 0.0% (c)		0	(d)
Other Assets In Excess of Liabilities - 0.8%		9,326
TOTAL NET ASSETS - 100.0%		$1,210,139

(a)  Non-income producing security.

(b)  Sponsored American Depositary Receipt

(c)  Amount rounds to less than 0.1%.

(d)  Amount rounds to less than $1,000.

Semi-Annual Financial Statements and Other Information: Oakmark Funds | 11

Oakmark Equity and Income Fund

March 31, 2025 (Unaudited)

Schedule of Investments (in thousands)

	Shares	Value
Common stocks - 58.1%
FINANCIALS - 19.5%
FINANCIAL SERVICES - 12.6%
Charles Schwab Corp.	1,713	$134,088
Intercontinental Exchange, Inc.	671	115,730
Corebridge Financial, Inc.	3,496	110,374
Fiserv, Inc. (a)	426	94,030
Capital One Financial Corp.	480	86,100
Nasdaq, Inc.	906	68,744
Ally Financial, Inc.	1,800	65,643
State Street Corp.	568	50,871
LPL Financial Holdings, Inc.	132	43,215
Blackrock, Inc.	10	9,370
		778,165
INSURANCE - 5.4%
American International Group, Inc.	1,832	159,248
Willis Towers Watson PLC	274	92,666
Reinsurance Group of America, Inc.	425	83,721
		335,635
BANKS - 1.5%
Bank of America Corp.	2,212	92,312
		1,206,112
CONSUMER DISCRETIONARY - 8.1%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.2%
Amazon.com, Inc. (a)	470	89,498
Lithia Motors, Inc.	246	72,299
Genuine Parts Co.	330	39,257
		201,054
CONSUMER SERVICES - 2.1%
Wendy's Co.	5,558	81,310
Airbnb, Inc., Class A (a)	413	49,373
		130,683
AUTOMOBILES & COMPONENTS - 2.0%
BorgWarner, Inc.	2,199	63,010
General Motors Co.	1,324	62,258
		125,268
CONSUMER DURABLES & APPAREL - 0.8%
Brunswick Corp.	879	47,356
		504,361
COMMUNICATION SERVICES - 7.3%
MEDIA & ENTERTAINMENT - 7.3%
Alphabet, Inc., Class A	1,029	159,094
Charter Communications, Inc., Class A (a)	251	92,575
Warner Music Group Corp., Class A	2,842	89,097
Comcast Corp., Class A	1,699	62,700
Warner Bros. Discovery, Inc. (a)	4,554	48,859
		452,325
	Shares	Value
HEALTH CARE - 6.2%
HEALTH CARE EQUIPMENT & SERVICES - 3.8%
Elevance Health, Inc.	255	$110,784
Molina Healthcare, Inc. (a)	234	77,110
GE HealthCare Technologies, Inc.	565	45,585
		233,479
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.4%
IQVIA Holdings, Inc. (a)	532	93,739
Merck & Co., Inc.	624	56,028
		149,767
		383,246
INDUSTRIALS - 5.9%
CAPITAL GOODS - 2.5%
Deere & Co.	272	127,663
Masco Corp.	398	27,663
		155,326
COMMERCIAL & PROFESSIONAL SERVICES - 2.4%
OPENLANE, Inc. (a)	2,924	56,375
Equifax, Inc.	209	50,977
ABM Industries, Inc.	841	39,811
		147,163
TRANSPORTATION - 1.0%
Delta Air Lines, Inc.	1,369	59,684
		362,173
ENERGY - 3.7%
ConocoPhillips	1,319	138,563
Phillips 66	753	93,030
		231,593
MATERIALS - 3.0%
Glencore PLC	22,886	83,766
Corteva, Inc.	1,309	82,400
Sealed Air Corp.	711	20,542
		186,708
CONSUMER STAPLES - 2.5%
FOOD, BEVERAGE & TOBACCO - 1.6%
Keurig Dr. Pepper, Inc.	2,845	97,369
HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
Kenvue, Inc.	2,372	56,883
		154,252
INFORMATION TECHNOLOGY - 1.3%
TECHNOLOGY HARDWARE & EQUIPMENT - 1.3%
TE Connectivity PLC	580	81,906

12 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Equity and Income Fund

March 31, 2025 (Unaudited)

Schedule of Investments (in thousands) (continued)

	Shares	Value
Common stocks - 58.1% (continued)
REAL ESTATE - 0.6%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
Howard Hughes Holdings, Inc. (a)	508	$37,622
Seaport Entertainment Group, Inc. (a)	92	1,984
		39,606
Total common stocks - 58.1% (Cost $2,705,630)		3,602,282
	Par Value	Value
Fixed income - 40.8%
CORPORATE BONDS - 16.2%
FINANCIALS - 6.6%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust 5.375%, due 12/15/31	$14,150	14,257
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust 3.40%, due 10/29/33	10,000	8,630
4.625%, due 09/10/29	4,250	4,204
Ally Financial, Inc. 6.992% (1 day USD SOFR + 3.260%), due 06/13/29 (b)	9,250	9,648
Ally Financial, Inc., Series B 4.70% (5 yr. CMT + 3.868%) (b) (c)	23,750	22,103
Ally Financial, Inc., Series C 4.70% (7 yr. CMT + 3.481%) (b) (c)	2,000	1,720
Apollo Commercial Real Estate Finance, Inc., 144A 4.625%, due 06/15/29 (d)	20,373	18,471
Arthur J Gallagher & Co. 5.55%, due 02/15/55	2,000	1,919
Bank of America Corp. 4.979% (1 day USD SOFR + 0.830%), due 01/24/29 (b)	13,575	13,713
4.45%, due 03/03/26	5,000	4,992
Capital One Financial Corp. 7.624% (1 day USD SOFR + 3.070%), due 10/30/31 (b)	19,600	21,829
Charles Schwab Corp. 5.853% (1 day USD SOFR + 2.500%), due 05/19/34 (b)	23,750	24,806
Chubb INA Holdings LLC 5.00%, due 03/15/34	15,814	15,830
Citigroup, Inc., Series AA 7.625% (5 yr. CMT + 3.211%) (b) (c)	14,500	15,085
CNO Financial Group, Inc. 5.25%, due 05/30/25	5,895	5,896
First Citizens BancShares, Inc. 5.231% (1 day USD SOFR + 1.410%), due 03/12/31 (b)	18,250	18,265
6.764% (3 mo. USD Term SOFR + 2.465%), due 03/15/30 (b)	15,000	15,000
6.254% (5 yr. CMT + 1.970%), due 03/12/40 (b)	13,250	13,001
	Par Value	Value
Goldman Sachs Group, Inc. 5.207% (1 day USD SOFR + 1.078%), due 01/28/31 (b)	$25,650	$25,999
Independent Bank Group, Inc. 8.375% (3 mo. USD Term SOFR + 4.605%), due 08/15/34 (b)	9,350	9,607
JPMorgan Chase & Co. 5.14% (1 day USD SOFR + 0.900%), due 01/24/31 (b)	34,750	35,292
KKR Group Finance Co. XII LLC, 144A 4.85%, due 05/17/32 (d)	9,000	8,854
LPL Holdings, Inc. 6.75%, due 11/17/28	14,225	15,039
Morgan Stanley 5.23% (1 day USD SOFR + 1.108%), due 01/15/31 (b)	14,850	15,092
Pershing Square Holdings Ltd., 144A 3.25%, due 11/15/30 (d)	14,000	12,508
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 144A 3.875%, due 03/01/31 (d)	7,075	6,338
Stifel Financial Corp. 4.00%, due 05/15/30	12,242	11,697
Truist Financial Corp. 5.867% (1 day USD SOFR + 2.361%), due 06/08/34 (b)	9,750	10,031
Wells Fargo & Co. 5.499% (1 day USD SOFR + 1.780%), due 01/23/35 (b)	1,350	1,368
Wells Fargo & Co., Series W 4.90% (1 day USD SOFR + 0.780%), due 01/24/28 (b)	21,000	21,118
Willis North America, Inc. 5.90%, due 03/05/54	4,600	4,532
		406,844
CONSUMER DISCRETIONARY - 2.7%
Aptiv Swiss Holdings Ltd. 5.15%, due 09/13/34	13,750	12,999
AutoNation, Inc. 1.95%, due 08/01/28	4,940	4,496
Brunswick Corp. 2.40%, due 08/18/31	35,813	29,741
Daimler Truck Finance North America LLC, 144A 5.25%, due 01/13/30 (d)	23,500	23,744
Expedia Group, Inc. 4.625%, due 08/01/27	13,576	13,569
General Motors Financial Co., Inc. 5.95%, due 04/04/34	10,000	9,950
Hyatt Hotels Corp. 5.75%, due 03/30/32	7,750	7,792
Lear Corp. 2.60%, due 01/15/32	6,935	5,850
Lithia Motors, Inc., 144A 3.875%, due 06/01/29 (d)	8,540	7,819
4.375%, due 01/15/31 (d)	5,000	4,530
M/I Homes, Inc. 3.95%, due 02/15/30	7,100	6,480

Semi-Annual Financial Statements and Other Information: Oakmark Funds | 13

Oakmark Equity and Income Fund

March 31, 2025 (Unaudited)

Schedule of Investments (in thousands) (continued)

	Par Value	Value
Fixed income - 40.8% (continued)
CORPORATE BONDS - 16.2% (continued)
Marriott International, Inc., Series FF 4.625%, due 06/15/30	$9,400	$9,327
MGM Resorts International 4.75%, due 10/15/28	13,875	13,360
Thor Industries, Inc., 144A 4.00%, due 10/15/29 (d)	17,250	15,536
		165,193
ENERGY - 1.8%
Aker BP ASA, 144A 6.00%, due 06/13/33 (d)	5,910	6,027
5.125%, due 10/01/34 (d)	4,090	3,903
APA Corp, 144A 5.35%, due 07/01/49 (d)	10,000	8,289
Expand Energy Corp. 4.75%, due 02/01/32	33,900	32,064
Occidental Petroleum Corp. 5.20%, due 08/01/29	5,600	5,596
Parsley Energy LLC/Parsley Finance Corp., 144A 4.125%, due 02/15/28 (d)	26,312	25,809
Patterson-UTI Energy, Inc. 7.15%, due 10/01/33	10,000	10,537
Valero Energy Corp. 5.15%, due 02/15/30	9,750	9,835
Williams Cos., Inc. 5.60%, due 03/15/35	10,000	10,192
		112,252
INDUSTRIALS - 1.6%
Boeing Co. 3.75%, due 02/01/50	29,000	20,326
Bombardier, Inc., 144A 7.00%, due 06/01/32 (d)	10,000	9,957
Deere & Co. 5.45%, due 01/16/35	10,000	10,355
GXO Logistics, Inc. 6.50%, due 05/06/34	8,200	8,392
Hilton Domestic Operating Co., Inc., 144A 3.625%, due 02/15/32 (d)	18,500	16,215
3.75%, due 05/01/29 (d)	9,000	8,395
MasTec, Inc. 5.90%, due 06/15/29	4,100	4,198
Viterra Finance BV, 144A 5.25%, due 04/21/32 (d)	13,150	13,132
2.00%, due 04/21/26 (d)	11,400	11,057
		102,027
REAL ESTATE - 0.9%
Alexandria Real Estate Equities, Inc. 5.50%, due 10/01/35	9,892	9,936
CBRE Services, Inc. 5.50%, due 04/01/29	10,000	10,254
2.50%, due 04/01/31	10,750	9,358
	Par Value	Value
GLP Capital LP/GLP Financing II, Inc. 4.00%, due 01/15/31	$9,425	$8,786
5.75%, due 06/01/28	4,975	5,062
5.375%, due 04/15/26	3,925	3,938
RHP Hotel Properties LP/RHP Finance Corp., 144A 4.50%, due 02/15/29 (d)	10,875	10,288
		57,622
CONSUMER STAPLES - 0.9%
Bacardi-Martini BV, 144A 6.00%, due 02/01/35 (d)	13,600	13,717
Dollar General Corp. 5.45%, due 07/05/33	20,000	20,066
JBS USA LUX Sarl/JBS USA Food Co./ JBS USA Foods Group, 144A 5.95%, due 04/20/35 (d)	5,500	5,653
Mars, Inc., 144A 5.20%, due 03/01/35 (d)	8,250	8,291
Philip Morris International, Inc. 5.25%, due 02/13/34	8,750	8,832
		56,559
HEALTH CARE - 0.9%
CVS Health Corp. 4.78%, due 03/25/38	20,000	17,945
Humana, Inc. 5.375%, due 04/15/31	10,000	10,078
Icon Investments Six DAC 6.00%, due 05/08/34	10,000	10,209
Select Medical Corp, 144A 6.25%, due 12/01/32 (d)	18,750	18,269
		56,501
MATERIALS - 0.4%
Celanese U.S. Holdings LLC 6.75%, due 04/15/33	10,000	9,707
Glencore Funding LLC, 144A 2.625%, due 09/23/31 (d)	10,000	8,622
Rio Tinto Finance USA PLC 5.25%, due 03/14/35	4,625	4,661
		22,990
UTILITIES - 0.3%
Pacific Gas & Electric Co. 4.55%, due 07/01/30	3,871	3,747
Southern Co., Series 21-A 3.75% (5 yr. CMT + 2.915%), due 09/15/51 (b)	13,750	13,361
		17,108
COMMUNICATION SERVICES - 0.1%
Meta Platforms, Inc. 4.75%, due 08/15/34	10,000	9,929
Total corporate bonds (Cost $1,019,180)		1,007,025

14 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Equity and Income Fund

March 31, 2025 (Unaudited)

Schedule of Investments (in thousands) (continued)

	Par Value	Value
Fixed income - 40.8% (continued)
MORTGAGE-BACKED SECURITIES - 9.9%
Federal Home Loan Mortgage Corp., Pool SD6595 5.50%, due 10/01/54	$39,867	$40,197
Federal National Mortgage Association, Pool FS9110 2.00%, due 03/01/52	49,405	39,852
Federal National Mortgage Association, Pool CB8992 5.50%, due 08/01/54	36,289	36,458
Federal National Mortgage Association, Pool FS3883 4.50%, due 02/01/53	37,537	35,972
Federal Home Loan Mortgage Corp., Pool SD7231 5.50%, due 12/01/54	34,430	34,575
Federal Home Loan Mortgage Corp., Pool SD5400 2.00%, due 01/01/52	39,393	31,688
Federal National Mortgage Association, Pool CB4555 4.50%, due 09/01/52	32,768	31,407
Federal National Mortgage Association, Pool FA0201 5.50%, due 12/01/54	30,899	30,936
Federal Home Loan Mortgage Corp., Pool SD6569 5.50%, due 10/01/54	30,203	30,305
Federal Home Loan Mortgage Corp., Pool RJ2202 5.50%, due 08/01/54	28,353	28,552
Federal Home Loan Mortgage Corp., Pool SD3470 2.50%, due 06/01/52	33,429	28,220
Federal National Mortgage Association, Pool BW9842 4.50%, due 09/01/52	26,546	25,529
Federal National Mortgage Association, Pool FS8007 5.50%, due 06/01/54	23,122	23,303
Federal Home Loan Mortgage Corp., Pool SD6577 5.50%, due 09/01/54	20,710	20,735
Federal Home Loan Mortgage Corp., Pool SD4953 2.50%, due 11/01/51	23,864	20,196
Federal National Mortgage Association, Pool FS9114 5.50%, due 09/01/54	19,846	19,874
Federal Home Loan Mortgage Corp., Pool QJ4474 5.50%, due 09/01/54	19,505	19,563
Federal National Mortgage Association, Pool CB4851 4.50%, due 08/01/54	19,598	18,780
Federal Home Loan Mortgage Corp., Pool RA8038 4.50%, due 10/01/52	18,917	18,127
	Par Value	Value
Federal National Mortgage Association, Pool CB4851 4.50%, due 10/01/52	$16,886	$16,180
Federal National Mortgage Association, Pool BU1118 2.50%, due 10/01/51	16,521	13,878
Federal National Mortgage Association, Pool FS5296 4.50%, due 05/01/53	13,401	12,842
Federal National Mortgage Association, Pool DB3999 5.50%, due 05/01/54	8,748	8,756
Federal National Mortgage Association, Pool FS5992 2.00%, due 02/01/52	9,107	7,253
Federal National Mortgage Association, Pool DC7132 5.50%, due 12/01/54	6,841	6,867
Federal Home Loan Mortgage Corp., Pool SD4990 5.00%, due 10/01/53	6,636	6,525
Federal National Mortgage Association, Pool BW9905 4.50%, due 10/01/52	6,776	6,509
Federal National Mortgage Association, Pool FS8870 5.00%, due 09/01/53	2,821	2,770
Total mortgage-backed securities (Cost $614,736)		615,849
GOVERNMENT AND AGENCY SECURITIES - 5.2%
U.S. GOVERNMENT BONDS - 3.2%
U.S. Treasury Bonds 4.50%, due 11/15/54	75,000	73,899
4.75%, due 02/15/45	43,700	44,499
3.625%, due 02/15/53	50,000	42,111
4.625%, due 11/15/44	29,425	29,462
4.625%, due 05/15/54	9,000	9,029
		199,000
U.S. GOVERNMENT NOTES - 2.0%
4.25%, due 01/31/30	120,000	121,537
Total government and agency securities (Cost $319,428)		320,537
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.6%
Government National Mortgage Association REMICS, Series 2023-149-Class DZ 5.50%, due 10/20/53	19,455	19,468
Federal Home Loan Mortgage Corp. REMICS, Series 5408-Class QZ 5.50%, due 04/25/54	17,194	17,031
Chase Home Lending Mortgage Trust, Series 2024-6-Class B1, 144A 7.104%, due 05/25/55 (b) (d)	15,384	16,384
JP Morgan Mortgage Trust, Series 2024-6-Class B1, 144A 6.937%, due 12/25/54 (b) (d)	14,864	15,661

Semi-Annual Financial Statements and Other Information: Oakmark Funds | 15

Oakmark Equity and Income Fund

March 31, 2025 (Unaudited)

Schedule of Investments (in thousands) (continued)

	Par Value	Value
Fixed income - 40.8% (continued)
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.6% (continued)
Bank, Series 2022-BNK40-Class A4 3.393%, due 03/15/64 (b)	$17,000	$15,379
JP Morgan Mortgage Trust, Series 2024-9-Class B1, 144A 7.017%, due 02/25/55 (b) (d)	14,110	14,954
Government National Mortgage Association REMICS, Seres 2023-164-Class BZ 6.00%, due 11/20/53	13,261	13,840
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through, Series K-167-Class A2 4.76%, due 10/25/34	13,000	13,135
Chase Home Lending Mortgage Trust, Series 2024-1-Class B1, 144A 6.683%, due 01/25/55 (b) (d)	12,501	12,927
JP Morgan Mortgage Trust, Series 2024-6-Class B2, 144A 6.937%, due 12/25/54 (b) (d)	10,832	11,314
JP Morgan Mortgage Trust, Series 2024-2-Class B1, 144A 7.354%, due 08/25/54 (b) (d)	9,922	10,705
Sequoia Mortgage Trust, Series 2024-6-Class B1, 144A 6.579%, due 07/27/54 (b) (d)	10,350	10,671
Federal National Mortgage Association REMICS, Series 2023-54-Class GZ 6.50%, due 11/25/53	9,939	10,595
JP Morgan Mortgage Trust, Series 2024-12-Class B2, 144A 6.666%, due 06/25/55 (b) (d)	10,244	10,532
Federal Home Loan Mortgage Corp. REMICS, Series 5389-Class BZ 5.00%, due 03/25/54	10,780	10,209
JP Morgan Mortgage Trust, Series 2024-12-Class B1, 144A 6.666%, due 06/25/55 (b) (d)	9,321	9,653
Federal Home Loan Mortgage Corp. REMICS, Series 5413-Class Z 5.50%, due 05/25/54	8,409	8,643
Sequoia Mortgage Trust, Series 2024-9-Class B1A, 144A 6.00%, due 10/25/54 (b) (d)	8,088	8,115
JP Morgan Mortgage Trust, Series 2021-10-Class B1, 144A 2.802%, due 12/25/51 (b) (d)	9,700	7,926
JP Morgan Mortgage Trust, Series 2021-14-Class B1, 144A 3.148%, due 05/25/52 (b) (d)	9,323	7,844
JP Morgan Mortgage Trust, Series 2025-CCM1-Class B1, 144A 6.116%, due 06/25/55 (b) (d)	6,841	6,893
RCKT Mortgage Trust, Series 2021-5-Class B2A, 144A 2.919%, due 11/25/51 (b) (d)	8,414	6,880
	Par Value	Value
JP Morgan Mortgage Trust, Series 2025-CCM1-Class B2, 144A 6.116%, due 06/25/55 (b) (d)	$4,988	$4,992
RCKT Mortgage Trust, Series 2025-1-Class B2A, 144A 6.486%, due 03/25/55 (b) (d)	4,750	4,884
GS Mortgage-Backed Securities Trust, Series 2025-PJ3-Class B2, 144A 6.222%, due 07/25/55 (b) (d)	4,878	4,824
GS Mortgage-Backed Securities Trust, Series 2025-PJ3-Class B1, 144A 6.222%, due 07/25/55 (b) (d)	3,811	3,832
JP Morgan Mortgage Trust, Series 2022-6-Class B1, 144A 3.29%, due 11/25/52 (b) (d)	4,439	3,759
Bank, Series 2022-BNK40-Class AS 3.393%, due 03/15/64 (b)	3,500	3,097
GS Mortgage-Backed Securities Trust, Series 2025-PJ1-Class B2, 144A 6.201%, due 06/25/55 (b) (d)	1,762	1,726
Total collateralized mortgage obligations - 4.6% (Cost $281,321)		285,873
BANK LOANS - 2.6% (e)
CONSUMER STAPLES - 0.9%
Belron Finance 2019 LLC 2024 USD Term Loan B 7.052% (3 mo. USD Term SOFR + 2.750%), due 10/16/31 (b)	13,433	13,391
Medline Borrower LP 2024 USD Add-on Term Loan B 6.575% (1 mo. USD Term SOFR + 2.250%), due 10/23/28 (b)	20,003	19,957
Wand NewCo 3, Inc. 2025 Repriced Term Loan B 6.825% (1 mo. USD Term SOFR + 2.500%), due 01/30/31 (b)	24,124	23,738
		57,086
INDUSTRIALS - 0.5%
SkyMiles IP Ltd. 2020 Term Loan B 8.043% (3 mo. USD Term SOFR + 3.750%), due 10/20/27 (b)	4,722	4,764
Vestis Corp. Term Loan 6.579% (3 mo. USD Term SOFR + 2.250%), due 02/22/31 (b)	2,078	2,068
Pactiv Evergreen Group Holdings, Inc. 2024 Term Loan B4 6.825% (1 mo. USD Term SOFR + 2.500%), due 09/24/28 (b)	5,149	5,137
Boost Newco Borrower LLC 2025 USD Term Loan B 6.299% (3 mo. USD Term SOFR + 2.000%), due 01/31/31 (b)	14,963	14,845
Clydesdale Acquistn Hldgs, Inc. 2025 Term Loan B 0.00%, due 03/26/32 (f)	5,000	4,971
		31,785
16 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Equity and Income Fund

March 31, 2025 (Unaudited)

Schedule of Investments (in thousands) (continued)

	Par Value	Value
Fixed income - 40.8% (continued)
BANK LOANS - 2.6% (continued)
FINANCIALS - 0.5%
Citadel Securities LP 2024 First Lien Term Loan 6.325% (1 mo. USD Term SOFR + 2.000%), due 10/31/31 (b)	$19,677	$19,645
Blackstone Mortgage Trust, Inc. 2024 Term Loan B 8.075% (1 mo. USD Term SOFR + 3.750%), due 12/11/28 (b)	9,975	9,938
		29,583
CONSUMER DISCRETIONARY - 0.4%
Raising Cane's Restaurants LLC 2024 Term Loan B 6.325% (1 mo. USD Term SOFR + 2.000%), due 09/18/31 (b)	9,950	9,906
Peer Holding III BV 2025 USD Term Loan B4B 6.799% (3 mo. USD Term SOFR + 2.500%), due 10/28/30 (b)	8,811	8,795
Peer Holding III BV 2025 USD Term Loan B5B 6.799% (3 mo. USD Term SOFR + 2.500%), due 07/01/31 (b)	4,988	4,974
		23,675
ENERGY - 0.3%
ChampionX Corp. 2022 Term Loan B2 7.175% (1 mo. USD Term SOFR + 2.750%), due 06/07/29 (b)	16,131	16,103
Total bank loans (Cost $158,759)		158,232
ASSET BACKED SECURITIES - 2.3%
Santander Drive Auto Receivables Trust, Series 2024-4-Class D, 5.32%, due 12/15/31	21,750	21,947
Sierra Timeshare Receivables Funding LLC, Series 2025-1A-Class D, 144A, 6.86%, due 01/21/42 (d)	10,000	10,003
CPS Auto Receivables Trust, Series 2023-D-Class D, 144A, 7.80%, due 01/15/30 (d)	9,237	9,682
Exeter Automobile Receivables Trust, Series 2025-2A-Class D, 5.89%, due 07/15/31	9,000	9,083
CarMax Auto Owner Trust , Series 2023-1-Class D, 6.27%, due 11/15/29	8,500	8,643
Carvana Auto Receivables Trust, Series 2024-P3-Class D, 5.39%, due 09/10/32	8,000	7,916
CPS Auto Receivables Trust, Series 2024-B-Class E, 144A, 8.36%, due 11/17/31 (d)	7,250	7,560
CPS Auto Receivables Trust, Series 2022-A-Class E, 144A, 4.88%, due 04/16/29 (d)	7,500	7,358
Carvana Auto Receivables Trust, Series 2025-P1-Class N,144A, 5.66%, due 03/10/33 (d)	6,250	6,248
	Par Value	Value
CPS Auto Receivables Trust, Series 2024-C-Class E, 144A, 8.04%, due 03/15/32 (d)	$5,000	$5,142
HPEFS Equipment Trust, Series 2024-2A-Class D, 144A, 5.82%, due 04/20/32 (d)	4,460	4,529
Carvana Auto Receivables Trust, Series 2023-P2-Class D, 144A, 6.72%, due 06/10/30 (d)	4,000	4,155
CPS Auto Receivables Trust, Series 2023-C-Class E, 144A, 9.66%, due 02/18/31 (d)	3,750	4,035
Sierra Timeshare Receivables Funding LLC, Series 2024-1A- Class C, 144A, 5.94%, due 01/20/43 (d)	3,736	3,787
Sierra Timeshare Receivables Funding LLC, Series 2024-3A- Class C, 144A, 5.32%, due 08/20/41 (d)	3,617	3,625
Sierra Timeshare Receivables Funding LLC, Series 2023-2A- Class C, 144A, 7.30%, due 04/20/40 (d)	3,453	3,566
Sierra Timeshare Receivables Funding LLC, Series 2023-3A- Class C, 144A, 7.12%, due 09/20/40 (d)	3,442	3,547
Carvana Auto Receivables Trust, Series 2024-P4-Class N, 144A, 5.86%, due 12/10/32 (d)	3,434	3,435
CPS Auto Receivables Trust, Series 2024-A-Class D, 144A, 6.13%, due 04/15/30 (d)	3,200	3,273
CPS Auto Receivables Trust, Series 2024-A-Class E, 144A, 8.42%, due 08/15/31 (d)	3,100	3,230
CPS Auto Receivables Trust, Series 2022-C-Class E, 144A, 9.08%, due 04/15/30 (d)	3,000	3,130
Sierra Timeshare Receivables Funding LLC, Series 2024-2A- Class D, 144A, 7.48%, due 06/20/41 (d)	2,991	3,039
Sierra Timeshare Receivables Funding LLC, Series 2023-2A- Class D, 144A, 9.72%, due 04/20/40 (d)	2,404	2,490
Sierra Timeshare Receivables Funding LLC, Series 2024-1A- Class D, 144A, 8.02%, due 01/20/43 (d)	1,826	1,868
Carvana Auto Receivables Trust, Series 2024-P2-Class D, 6.10%, due 06/10/31	1,625	1,662
Sierra Timeshare Receivables Funding LLC, Series 2022-2A- Class C, 144A, 6.36%, due 06/20/40 (d)	488	491

Semi-Annual Financial Statements and Other Information: Oakmark Funds | 17

Oakmark Equity and Income Fund

March 31, 2025 (Unaudited)

Schedule of Investments (in thousands) (continued)

	Par Value	Value
Fixed income - 40.8% (continued)
ASSET BACKED SECURITIES - 2.3% (continued)
Sierra Timeshare Receivables Funding LLC, Series 2022-2A- Class D, 144A, 9.22%, due 06/20/40 (d)	$244	$251
Total asset backed securities (Cost $140,300)		143,695
Total fixed income - 40.8% (Cost $2,533,724)		2,531,211
Short-term investments - 1.0%
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp. Repurchase Agreement, 4.38% dated 3/31/25 due 4/1/25, repurchase price $58,830, collateralized by a United States Treasury Note, 0.875% due 9/30/26, value plus accrued interest of $59,999 (Cost: $58,823)	58,823	58,823
Total short-term investments - 1.0% (Cost $58,823)		58,823
TOTAL INVESTMENTS - 99.9% (COST $5,298,177)		6,192,316
Other Assets In Excess of Liabilities - 0.1%		8,549
NET ASSETS - 100.0%		$6,200,865

(a)  Non-income producing security.

(b)  Floating Rate Note. Rate shown is as of March 31, 2025.

(c)  Security is perpetual and has no stated maturity date.

(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.

(e)  Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

(f)  This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

Abbreviations:

  SOFR: Secured Overnight Financing Rate

18 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Bond Fund

March 31, 2025 (Unaudited)

Schedule of Investments (in thousands)

	Par Value	Value
Fixed income - 98.4%
CORPORATE BONDS - 35.4%
FINANCIALS - 10.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.375%, due 12/15/31	$1,250	$1,259
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, due 09/10/29	500	494
Ally Financial, Inc., Series C 4.70% (7 yr. CMT + 3.481%) (a) (b)	1,000	860
Apollo Commercial Real Estate Finance, Inc., 144A 4.625%, due 06/15/29 (c)	1,000	907
Arthur J Gallagher & Co. 5.55%, due 02/15/55	750	720
Capital One Financial Corp. 7.624% (1 day USD SOFR + 3.070%), due 10/30/31 (a)	600	668
Charles Schwab Corp. 5.853% (1 day USD SOFR + 2.500%), due 05/19/34 (a)	1,350	1,410
Chubb INA Holdings LLC 5.00%, due 03/15/34	960	961
First Citizens BancShares, Inc. 5.231% (1 day USD SOFR + 1.410%), due 03/12/31 (a)	1,500	1,501
6.254% (5 yr. CMT + 1.970%), due 03/12/40 (a)	1,500	1,472
Goldman Sachs Group, Inc. 5.207% (1 day USD SOFR + 1.078%), due 01/28/31 (a)	1,000	1,014
Independent Bank Group, Inc. 8.375% (3 mo. USD Term SOFR + 4.605%), due 08/15/34 (a)	500	514
JPMorgan Chase & Co. 5.14% (1 day USD SOFR + 0.900%), due 01/24/31 (a)	2,500	2,539
KKR Group Finance Co. XII LLC, 144A 4.85%, due 05/17/32 (c)	1,000	984
LPL Holdings, Inc. 6.75%, due 11/17/28	500	529
Morgan Stanley 5.23% (1 day USD SOFR + 1.108%), due 01/15/31 (a)	1,000	1,016
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 144A 3.875%, due 03/01/31 (c)	1,250	1,120
Truist Financial Corp. 5.867% (1 day USD SOFR + 2.361%), due 06/08/34 (a)	1,100	1,132
Wells Fargo & Co. 5.244%(1 day USD SOFR + 1.110%), due 01/24/31 (a)	850	864
5.499% (1 day USD SOFR + 1.780%), due 01/23/35 (a)	850	861
		20,825
CONSUMER DISCRETIONARY - 5.1%
Amer Sports Co., 144A 6.75%, due 02/16/31 (c)	500	512
	Par Value	Value
Aptiv Swiss Holdings Ltd. 5.15%, due 09/13/34	$1,000	$945
Daimler Truck Finance North America LLC, 144A 5.25%, due 01/13/30 (c)	1,500	1,515
General Motors Financial Co., Inc. 5.95%, due 04/04/34	1,250	1,244
Hyatt Hotels Corp. 5.75%, due 03/30/32	2,000	2,011
Lithia Motors, Inc., 144A 4. 375%, due 01/15/31 (c)	1,100	997
M/I Homes, Inc. 3.95%, due 02/15/30	850	776
Phinia, Inc., 144A 6.75%, due 04/15/29 (c)	1,000	1,012
Starbucks Corp. 5.00%, due 02/15/34	1,000	996
		10,008
ENERGY - 4.9%
Aker BP ASA, 144A 6.00%, due 06/13/33 (c)	590	602
5.125%, due 10/01/34 (c)	410	391
APA Corp, 144A 5.35%, due 07/01/49 (c)	750	622
Expand Energy Corp. 4.75%, due 02/01/32	1,250	1,182
Noble Finance II LLC, 144A 8.00%, due 04/15/30 (c)	500	500
Occidental Petroleum Corp. 5.20%, due 08/01/29	1,250	1,249
Parsley Energy LLC/Parsley Finance Corp., 144A 4.125%, due 02/15/28 (c)	1,500	1,471
Patterson-UTI Energy, Inc. 7.15%, due 10/01/33	900	949
Valero Energy Corp. 5.15%, due 02/15/30	1,500	1,513
Williams Cos., Inc. 5.60%, due 03/15/35	1,000	1,019
		9,498
INDUSTRIALS - 3.7%
AAR Escrow Issuer LLC, 144A 6.75%, due 03/15/29 (c)	250	254
Boeing Co. 3.75%, due 02/01/50	1,500	1,051
Bombardier, Inc., 144A 7.00%, due 06/01/32 (c)	1,000	996
GXO Logistics, Inc. 6.50%, due 05/06/34	1,500	1,535
Hilton Domestic Operating Co., Inc., 144A 3.625%, due 02/15/32 (c)	1,000	876
MasTec, Inc. 5.90%, due 06/15/29	1,250	1,280
Viterra Finance BV, 144A 2.00%, due 04/21/26 (c)	1,000	970
5.25%, due 04/21/32 (c)	250	250
		7,212

Semi-Annual Financial Statements and Other Information: Oakmark Funds | 19

Oakmark Bond Fund

March 31, 2025 (Unaudited)

Schedule of Investments (in thousands) (continued)

	Par Value	Value
Fixed income - 98.4% (continued)
CORPORATE BONDS - 35.4% (continued)
HEALTH CARE - 3.4%
CVS Health Corp. 4.78%, due 03/25/38	$1,000	$897
Humana, Inc. 5.375%, due 04/15/31	1,000	1,008
Icon Investments Six DAC 6.00%, due 05/08/34	1,000	1,021
Insulet Corp., 144A 6.50%, due 04/01/33 (c)	2,000	2,033
Select Medical Corp, 144A 6.25%, due 12/01/32 (c)	1,250	1,218
Tenet Healthcare Corp., 144A 6.75%, due 05/15/31 (c)	500	507
		6,684
CONSUMER STAPLES - 3.3%
Bacardi-Martini BV, 144A 6.00%, due 02/01/35 (c)	1,250	1,261
Dollar General Corp. 5.45%, due 07/05/33	1,350	1,354
JBS USA LUX Sarl/JBS USA Food Co./ JBS USA Foods Group, 144A 5.95%, due 04/20/35 (c)	1,250	1,285
Mars, Inc., 144A 5.20%, due 03/01/35 (c)	1,500	1,508
Philip Morris International, Inc. 5.25%, due 02/13/34	1,000	1,009
		6,417
MATERIALS - 3.0%
Celanese U.S. Holdings LLC 6.75%, due 04/15/33	1,500	1,456
Quikrete Holdings, Inc., 144A 6.375%, due 03/01/32 (c)	1,000	1,006
Rio Tinto Finance USA PLC 5.25%, due 03/14/35	2,000	2,015
TriMas Corp, 144A 4.125%, due 04/15/29 (c)	1,500	1,395
		5,872
UTILITIES - 0.7%
Pacific Gas & Electric Co. 4.55%, due 07/01/30	387	375
Southern Co., Series 21-A 3.75% (5 yr. CMT + 2.915%), due 09/15/51 (a)	1,000	971
		1,346
REAL ESTATE - 0.6%
Alexandria Real Estate Equities, Inc. 5.50%, due 10/01/35	1,150	1,155
Total corporate bonds (Cost $68,877)		69,017
MORTGAGE-BACKED SECURITIES - 22.0%
Federal Home Loan Mortgage Corp., Pool SD6569 5.50%, due 10/01/54	5,870	5,889
	Par Value	Value
Federal National Mortgage Association, Pool CB4851 4.50%, due 08/01/54	$5,936	$5,688
4.50%, due 10/01/52	4,763	4,564
Federal Home Loan Mortgage Corp., Pool QJ4726 5.50%, due 10/01/54	3,751	3,755
Federal Home Loan Mortgage Corp., Pool SD6595 5.50%, due 10/01/54	3,339	3,367
Federal National Mortgage Association, Pool FS8007 5.50%, due 06/01/54	3,272	3,297
Federal Home Loan Mortgage Corp., Pool SD3470 2.50%, due 06/01/52	3,594	3,034
Federal Home Loan Mortgage Corp., Pool RJ2202 5.50%, due 08/01/54	2,933	2,954
Federal National Mortgage Association, Pool CB8992 5.50%, due 08/01/54	2,918	2,931
Federal National Mortgage Association, Pool DC7132 5.50%, due 12/01/54	1,993	2,000
Federal National Mortgage Association, Pool FA0201 5.50%, due 12/01/54	1,993	1,996
Federal Home Loan Mortgage Corp., Pool SD6577 5.50%, due 09/01/54	1,945	1,947
Federal Home Loan Mortgage Corp., Pool SD7231 5.50%, due 12/01/54	1,481	1,487
Total mortgage-backed securities - 22.0% (Cost $42,721)		42,909
GOVERNMENT AND AGENCY SECURITIES - 15.4%
U.S. GOVERNMENT BONDS - 9.8%
U.S. Treasury Bonds 4.625%, due 05/15/54	6,250	6,270
4.625%, due 11/15/44	2,750	2,753
4.75%, due 11/15/43	2,000	2,043
4.125%, due 08/15/44	2,000	1,874
3.00%, due 08/15/52	2,500	1,862
4.375%, due 08/15/43	1,500	1,462
3.625%, due 05/15/53	1,500	1,263
4.125%, due 08/15/53	500	461
3.375%, due 08/15/42	500	429
2.00%, due 11/15/41	500	351
2.00%, due 08/15/51	500	298
		19,066
U.S. GOVERNMENT NOTES - 5.6%
U.S. Treasury Notes 4.125%, due 02/29/32	6,000	6,016
3.875%, due 08/15/34	2,900	2,827

20 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Bond Fund

March 31, 2025 (Unaudited)

Schedule of Investments (in thousands) (continued)

	Par Value	Value
Fixed income - 98.4% (continued)
GOVERNMENT AND AGENCY SECURITIES - 15.4% (continued)
4.125%, due 03/31/31	$2,000	$2,010
		10,853
Total government and agency securities (Cost $31,151)		29,919
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through, Series K-167-Class A2 4.76%, due 10/25/34	6,000	6,062
JP Morgan Mortgage Trust, Series 2025-CCM1-Class B2, 144A 6.116%, due 06/25/55 (a) (c)	2,310	2,313
Bank, Series 2022-BNK40-Class A4 3.393%, due 03/15/64 (a)	2,400	2,171
JP Morgan Mortgage Trust, Series 2024-6-Class B2, 144A 6.937%, due 12/25/54 (a) (c)	1,982	2,070
Government National Mortgage Association REMICS, Seres 2023- 164-Class BZ 6.00%, due 11/20/53	1,950	2,035
Sequoia Mortgage Trust, Series 2024-9-Class B1A, 144A 6.00%, due 10/25/54 (a) (c)	1,987	1,994
GS Mortgage-Backed Securities Trust, Series 2025-PJ1-Class B2, 144A 6.201%, due 06/25/55 (a) (c)	1,994	1,954
Federal Home Loan Mortgage Corp. REMICS, Series 5408-Class QZ 5.50%, due 04/25/54	1,577	1,562
JP Morgan Mortgage Trust, Series 2024-12-Class B2, 144A 6.666%, due 06/25/55 (a) (c)	997	1,025
Chase Home Lending Mortgage Trust, Series 2024-1-Class B1, 144A 6.683%, due 01/25/55 (a) (c)	787	814
Total collateralized mortgage obligations - 11.3% (Cost $21,744)		22,000
BANK LOANS - 8.8% (d)
INDUSTRIALS - 2.7%
Vestis Corp. Term Loan 6.579% (3 mo. USD Term SOFR + 2.250%), due 02/22/31 (a)	1,247	1,241
Pactiv Evergreen Group Holdings, Inc. 2024 Term Loan B4 6.825% (1 mo. USD Term SOFR + 2.500%), due 09/24/28 (a)	717	716
Boost Newco Borrower LLC 2025 USD Term Loan B 6.299% (3 mo. USD Term SOFR + 2.000%), due 01/31/31 (a)	1,496	1,484
SkyMiles IP Ltd. 2020 Term Loan B 8.043% (3 mo. USD Term SOFR + 3.750%), due 10/20/27 (a)	337	340
	Par Value	Value
Clydesdale Acquistn Hldgs, Inc. 2025 Term Loan B 0.00%, due 03/26/32 (e)	$1,500	$1,491
		5,272
CONSUMER STAPLES - 2.2%
Belron Finance 2019 LLC 2024 USD Term Loan B 7.052% (3 mo. USD Term SOFR + 2.750%), due 10/16/31 (a)	1,493	1,488
Medline Borrower LP 2024 USD Add-on Term Loan B 6.575% (1 mo. USD Term SOFR + 2.250%), due 10/23/28 (a)	$1,339	$1,336
Wand NewCo 3, Inc. 2025 Repriced Term Loan B 6.825% (1 mo. USD Term SOFR + 2.500%), due 01/30/31 (a)	1,447	1,424
		4,248
FINANCIALS - 1.7%
Citadel Securities LP 2024 First Lien Term Loan 6.325% (1 mo. USD Term SOFR + 2.000%), due 10/31/31 (a)	1,719	1,716
Blackstone Mortgage Trust, Inc. 2024 Term Loan B 8.075% (1 mo. USD Term SOFR + 3.750%), due 12/11/28 (a)	1,496	1,491
		3,207
CONSUMER DISCRETIONARY - 1.5%
Raising Cane's Restaurants LLC 2024 Term Loan B 6.325% (1 mo. USD Term SOFR + 2.000%), due 09/18/31 (a)	1,493	1,486
Peer Holding III BV 2025 USD Term Loan B4B 6.799% (3 mo. USD Term SOFR + 2.500%), due 10/28/30 (a)	1,485	1,482
		2,968
ENERGY - 0.5%
ChampionX Corp. 2022 Term Loan B2 7.175% (1 mo. USD Term SOFR + 2.750%), due 06/07/29 (a)	978	976
HEALTH CARE - 0.2%
Owens & Minor, Inc. 2022 Term Loan B 8.175% (1 mo. USD Term SOFR + 3.750%), due 03/29/29 (a)	426	405
Total bank loans (Cost $17,078)		17,076
ASSET BACKED SECURITIES - 5.5%
Carvana Auto Receivables Trust, Series 2024-P3-Class D, 5.39%, due 09/10/32	1,320	1,306
Carvana Auto Receivables Trust, Series 2024-P4-Class D,, 5.60%, due 12/10/32	1,250	1,245
CPS Auto Receivables Trust, Series 2024-C-Class E, 144A, 8.04%, due 03/15/32 (c)	1,000	1,028

Semi-Annual Financial Statements and Other Information: Oakmark Funds | 21

Oakmark Bond Fund

March 31, 2025 (Unaudited)

Schedule of Investments (in thousands) (continued)

	Par Value	Value
Fixed income - 98.4% (continued)
ASSET BACKED SECURITIES - 5.5% (continued)
Carvana Auto Receivables Trust, Series 2024-P2-Class D, 6.10%, due 06/10/31	$1,000	$1,023
HPEFS Equipment Trust, Series 2024-2A-Class D, 144A, 5.82%, due 04/20/32 (c)	1,000	1,015
Exeter Automobile Receivables Trust, Series 2025-2A-Class D, 5.89%, due 07/15/31	1,000	1,009
Sierra Timeshare Receivables Funding LLC, Series 2025-1A- Class D, 144A, 6.86%, due 01/21/42 (c)	1,000	1,000
CPS Auto Receivables Trust, Series 2022-C-Class E, 144A, 9.08%, due 04/15/30 (c)	750	783
Sierra Timeshare Receivables Funding LLC, Series 2024-3A- Class C, 144A, 5.32%, due 08/20/41 (c)	778	780
CPS Auto Receivables Trust, Series 2023-C-Class E, 144A, 9.66%, due 02/18/31 (c)	500	538
Sierra Timeshare Receivables Funding LLC, Series 2024-2A- Class D, 144A, 7.48%, due 06/20/41 (c)	432	439
Sierra Timeshare Receivables Funding LLC, Series 2023-2A- Class D, 144A, 9.72%, due 04/20/40 (c)	415	430
Sierra Timeshare Receivables Funding LLC, Series 2022-2A- Class D, 144A, 9.22%, due 06/20/40 (c)	183	188
Total asset backed securities (Cost $10,600)		10,784
Total fixed income - 98.4% (Cost $192,171)		191,705
Short-term investments - 1.7%
REPURCHASE AGREEMENT - 1.7%
Fixed Income Clearing Corp. Repurchase Agreement, 4.38% dated 3/31/25 due 4/1/25, repurchase price $3,259, collateralized by a United States Treasury Note, 0.875% due 9/30/26, value plus accrued interest of $3,324 (Cost: $3,259)	3,259	3,259
Total short-term investments - 1.7% (Cost $3,259)		3,259
TOTAL INVESTMENTS - 100.1% (COST $195,430)		194,964
Liabilities In Excess of Other Assets - (0.1)%		(165)
NET ASSETS - 100.0%		$194,799

(a)  Floating Rate Note. Rate shown is as of March 31, 2025.

(b)  Security is perpetual and has no stated maturity date.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.

(d)  Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

(e)  This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

Abbreviations:

  SOFR: Secured Overnight Financing Rate

22 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

March 31, 2025 (Unaudited)

Statements of Assets and Liabilities (in thousands except per share amounts)

	Oakmark Fund		Oakmark Select Fund		Oakmark Global Fund
Assets
Investments in unaffiliated securities, at value (a)	$23,695,025		$6,990,509		$1,069,715
Cash	0	(b)	0	(b)	0	(b)
Foreign currency, at value (c)	0		0		480
Receivable for:
Securities sold	0		0		2,776
Fund shares sold	30,216		6,074		268
Dividends and interest from unaffiliated securities (Net of foreign tax withheld)	14,069		4,000		1,284
Forward foreign currency contracts	0		0		0
Tax reclaim from unaffiliated securities	0		0		2,771
Total receivables	44,285		10,074		7,099
Other assets	115		32		6
Total assets	$23,739,425		$7,000,615		$1,077,300
Liabilities and net assets
Payable for:
Securities purchased	57,963		6,813		1,357
Fund shares redeemed	11,837		7,527		417
Investment advisory fee	2,721		955		167
Other shareholder servicing fees	1,855		991		71
Transfer and dividend disbursing agent fees	82		45		21
Trustee fees (benefit)	(19)		(7)		0	(b)
Deferred trustee compensation	2,298		968		555
Other	3,685		746		264
Total liabilities	80,422		18,038		2,852
Net assets applicable to Fund shares outstanding	$23,659,003		$6,982,577		$1,074,448
Analysis of net assets
Paid in capital	$17,863,938		$5,466,480		$840,381
Distributable earnings	5,795,065		1,516,097		234,067
Net assets applicable to Fund shares outstanding	$23,659,003		$6,982,577		$1,074,448
Price of shares
Net asset value, offering and redemption price per share: Investor Class	$153.89		$79.22		$34.04
Investor Class—Net assets	$9,952,395		$1,712,655		$526,316
Investor Class—Shares outstanding (Unlimited shares authorized)	64,671		21,619		15,463
Net asset value, offering and redemption price per share: Advisor Class	$153.93		$79.06	(d)	$34.02
Advisor Class—Net assets	$2,831,433		$3,800,763		$126,078
Advisor Class—Shares outstanding (Unlimited shares authorized)	18,394		48,071		3,706
Net asset value, offering and redemption price per share: Institutional Class	$153.94		$79.16		$34.01
Institutional Class—Net assets	$7,958,573		$796,726		$306,471
Institutional Class—Shares outstanding (Unlimited shares authorized)	51,700		10,065		9,010
Net asset value, offering and redemption price per share: R6 Class	$153.99		$79.16	(d)	$34.00
R6 Class—Net assets	2,916,602		672,433		115,583
R6 Class—Shares outstanding (Unlimited shares authorized)	18,940		8,494		3,400
(a) Identified cost of investments in unaffiliated securities.	$19,169,299		$5,729,973		$903,005
(b) Amount rounds to less than $1,000.
(c) Identified cost of foreign currency.	$0		$0		$482
(d) Net assets have been rounded for presentation purposes. The net asset value per share shown is as reported on March 31, 2025.

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information: Oakmark Funds | 23

Oakmark Funds

March 31, 2025 (Unaudited)

Statements of Assets and Liabilities (in thousands except per share amounts) (continued)

	Oakmark Global Select Fund		Oakmark International Fund	Oakmark International Small Cap Fund
Assets
Investments in unaffiliated securities, at value (a)	$1,009,278		$13,051,602	$1,200,813
Investments in affiliated securities, at value	0		98,878 (b)	0
Cash	0	(c)	282	0	(c)
Foreign currency, at value (d)	967		3,742	0	(c)
Receivable for:
Securities sold	0		127,960	5,415
Fund shares sold	104		10,398	341
Dividends and interest from unaffiliated securities (Net of foreign tax withheld)	672		31,010	5,046
Forward foreign currency contracts	0		0	0
Tax reclaim from unaffiliated securities	2,319		51,610	5,253
Total receivables	3,095		220,978	16,055
Other assets	5		56	8
Total assets	$1,013,345		$13,375,538	$1,216,876
Liabilities and net assets
Payable for:
Securities purchased	1		52,377	3,667
Fund shares redeemed	8,767		19,804	1,918
Investment advisory fee	151		1,922	237
Other shareholder servicing fees	87		1,108	92
Transfer and dividend disbursing agent fees	8		49	10
Trustee fees (benefit)	0	(c)	(11)	0	(c)
Deferred trustee compensation	459		3,118	540
Other	264		5,436	273
Total liabilities	9,737		83,803	6,737
Net assets applicable to Fund shares outstanding	$1,003,608		$13,291,735	$1,210,139
Analysis of net assets
Paid in capital	$835,700		$14,977,623	$1,147,633
Distributable earnings	167,908		(1,685,888)	62,506
Net assets applicable to Fund shares outstanding	$1,003,608		$13,291,735	$1,210,139
Price of shares
Net asset value, offering and redemption price per share: Investor Class	$24.03		$26.98	$19.31
Investor Class—Net assets	$308,731		$4,181,685	$331,020
Investor Class—Shares outstanding (Unlimited shares authorized)	12,849		155,000	17,140
Net asset value, offering and redemption price per share: Advisor Class	$23.99		$26.92	$19.31	(e)
Advisor Class—Net assets	$130,474		$1,305,048	$162,054
Advisor Class—Shares outstanding (Unlimited shares authorized)	5,438		48,487	8,390
Net asset value, offering and redemption price per share: Institutional Class	$23.99		$26.91	$19.25
Institutional Class—Net assets	$429,383		$4,957,960	$549,818
Institutional Class—Shares outstanding (Unlimited shares authorized)	17,898		184,234	28,557
Net asset value, offering and redemption price per share: R6 Class	$24.00		$26.92	$19.25
R6 Class—Net assets	135,020		2,847,042	167,247
R6 Class—Shares outstanding (Unlimited shares authorized)	5,626		105,767	8,689
(a) Identified cost of investments in unaffiliated securities.	$853,647		$11,942,875	$1,147,190
(b) Identified cost of investments in affiliated securities.	0		814,173	0
(c) Amount rounds to less than $1,000.
(d) Identified cost of foreign currency.	$971		$3,742	$0	(c)
(e) Net assets have been rounded for presentation purposes. The net asset value per share shown is as reported on March 31, 2025.

See accompanying Notes to Financial Statements.

24 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

March 31, 2025 (Unaudited)

Statements of Assets and Liabilities (in thousands except per share amounts) (continued)

	Oakmark Equity and Income Fund		Oakmark Bond Fund
Assets
Investments in unaffiliated securities, at value (a)	$6,192,316		$194,964
Cash	0	(b)	0	(b)
Foreign currency, at value (c)	0		0
Receivable for:
Securities sold	30,637		7
Fund shares sold	1,752		233
Dividends and interest from unaffiliated securities (Net of foreign tax withheld)	22,941		1,481
Forward foreign currency contracts	0		0
Tax reclaim from unaffiliated securities	1,151		0
Total receivables	56,481		1,721
Other assets	24		2
Total assets	$6,248,821		$196,687
Liabilities and net assets
Payable for:
Securities purchased	39,205		1,506
Fund shares redeemed	3,940		89
Investment advisory fee	635		12
Other shareholder servicing fees	576		2
Transfer and dividend disbursing agent fees	53		1
Trustee fees (benefit)	(9)		1
Deferred trustee compensation	1,911		149
Other	1,645		128
Total liabilities	47,956		1,888
Net assets applicable to Fund shares outstanding	$6,200,865		$194,799
Analysis of net assets
Paid in capital	$5,243,218		$204,934
Distributable earnings	957,647		(10,135)
Net assets applicable to Fund shares outstanding	$6,200,865		$194,799
Price of shares
Net asset value, offering and redemption price per share: Investor Class	$36.08		$8.88
Investor Class—Net assets	$4,121,161		$47,573
Investor Class—Shares outstanding (Unlimited shares authorized)	114,221		5,359
Net asset value, offering and redemption price per share: Advisor Class	$36.04		$8.90
Advisor Class—Net assets	$561,612		$20,898
Advisor Class—Shares outstanding (Unlimited shares authorized)	15,583		2,349
Net asset value, offering and redemption price per share: Institutional Class	$36.03		$8.89	(d)
Institutional Class—Net assets	$1,172,220		$16,029
Institutional Class—Shares outstanding (Unlimited shares authorized)	32,533		1,802
Net asset value, offering and redemption price per share: R6 Class	$36.03		$8.89
R6 Class—Net assets	345,872		110,299
R6 Class—Shares outstanding (Unlimited shares authorized)	9,600		12,403
(a) Identified cost of investments in unaffiliated securities.	$5,298,177		$195,430
(b) Amount rounds to less than $1,000.
(c) Identified cost of foreign currency.	$0		$0
(d) Net assets have been rounded for presentation purposes. The net asset value per share shown is as reported on March 31, 2025.

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information: Oakmark Funds | 25

Oakmark Funds

Statements of Operations March 31, 2025 (Unaudited) (in thousands)

	Oakmark Fund	Oakmark Select Fund	Oakmark Global Fund
Investment Income:
Dividends from unaffiliated securities	$196,693	$36,735	$6,339
Interest income from unaffiliated securities	32,508	9,993	722
Security lending income	0	0	0
Other income	2,867	0	785
Foreign taxes withheld	(763)	0	(200)
Total investment income	231,305	46,728	7,646
Expenses:
Investment advisory fee	70,891	25,190	4,428
Transfer and dividend disbursing agent fees	366	175	76
Other shareholder servicing fees—Investor Class	2,965	559	148
Other shareholder servicing fees—Advisor Class	1,205	2,554	38
Other shareholder servicing fees—Institutional Class	1,990	114	48
Service fee—Investor Class	10,695	1,686	477
Reports to shareholders	400	190	16
Custody and accounting fees	176	72	55
Registration and blue sky expenses	212	88	34
Trustees fees	607	189	43
Legal fees	361	113	23
Audit and tax services fees	31	29	35
Other	355	129	58
Total expenses	90,254	31,088	5,479
Net expenses	90,254	31,088	5,479
Net investment income	$141,051	$15,640	$2,167
Net realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated investments	(313,781)	(41,366)	(5,591)
Unaffiliated in-kind transactions	1,740,670	763,545	82,288
Purchased options	29,383	(16,582)	0
Written options	60,987	5,097	0
Net realized gain	1,517,259	710,694	76,697
Net change in unrealized depreciation on:
Unaffiliated investments	(898,134)	(416,331)	(100,500)
Foreign currency translation	0	0	(107)
Net change in unrealized appreciation (depreciation)	(898,134)	(416,331)	(100,607)
Net realized and unrealized gain (loss)	619,125	294,363	(23,910)
Net increase (decrease) in net assets resulting from operations	$760,176	$310,003	$(21,743)

See accompanying Notes to Financial Statements.

26 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Statements of Operations March 31, 2025 (Unaudited) (in thousands) (continued)

	Oakmark Global Select Fund	Oakmark International Fund		Oakmark International Small Cap Fund
Investment Income:
Dividends from unaffiliated securities	$4,437	$93,135		$14,831
Interest income from unaffiliated securities	1,021	11,695		780
Security lending income	0	8		0
Other income	14	13,134		1,552
Foreign taxes withheld	(224)	(7,232)		(2,408)
Total investment income	5,248	110,740		14,755
Expenses:
Investment advisory fee	3,891	57,069		6,902
Transfer and dividend disbursing agent fees	29	173		35
Other shareholder servicing fees—Investor Class	98	1,533		111
Other shareholder servicing fees—Advisor Class	76	1,256		93
Other shareholder servicing fees—Institutional Class	129	1,801		99
Service fee—Investor Class	311	4,903		329
Reports to shareholders	16	522		33
Custody and accounting fees	51	449		130
Registration and blue sky expenses	35	105		49
Trustees fees	38	468		52
Legal fees	21	213		25
Audit and tax services fees	30	55		47
Other	56	304		64
Total expenses	4,781	68,851		7,969
Net expenses	4,781	68,851		7,969
Net investment income	$467	$41,889		$6,786
Net realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated investments	(19,194)	644,492	(a)	42,870
Affiliated investments	0	(53,674)		0
Unaffiliated in-kind transactions	87,966	26,864		0
Affiliated in-kind transactions	0	(166)		0
Foreign currency transactions	(160)	(1,906)		49
Net realized gain	68,612	615,610		42,919
Net change in unrealized depreciation on:
Unaffiliated investments	(39,691)	(1,010,814	)(b)	(119,930)
Affiliated investments	0	(17,881)		0
Foreign currency translation	(92)	(2,027)		(235)
Net change in unrealized appreciation (depreciation)	(39,783)	(1,030,722)		(120,165)
Net realized and unrealized gain (loss)	28,829	(415,112)		(77,246)
Net increase (decrease) in net assets resulting from operations	$29,296	$(373,223)		$(70,460)

(a)  Net of capital gain withholding taxes of $561 (in thousands) for the Oakmark International Fund.

(b)  Includes net change in capital gain withholding taxes of $(2,299) (in thousands) for the Oakmark International Fund.

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information: Oakmark Funds | 27

Oakmark Funds

Statements of Operations March 31, 2025 (Unaudited) (in thousands) (continued)

	Oakmark Equity and Income Fund	Oakmark Bond Fund
Investment Income:
Dividends from unaffiliated securities	$29,575	$0
Interest income from unaffiliated securities	66,244	4,958
Security lending income	0	0
Other income	425	0
Foreign taxes withheld	111	0
Total investment income	96,355	4,958
Expenses:
Investment advisory fee	16,998	354
Transfer and dividend disbursing agent fees	205	3
Other shareholder servicing fees—Investor Class	1,536	0 (a)
Other shareholder servicing fees—Advisor Class	158	4
Other shareholder servicing fees—Institutional Class	197	5
Service fee—Investor Class	4,620	51
Reports to shareholders	81	5
Custody and accounting fees	110	69
Registration and blue sky expenses	56	35
Trustees fees	196	11
Legal fees	103	8
Audit and tax services fees	29	29
Other	141	22
Total expenses	24,430	596
Advisory fee waiver / Expense Reimbursement from Advisor	0	(116)
Net expenses	24,430	480
Net investment income	$71,925	$4,478
Net realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated investments	(31,254)	573
Unaffiliated in-kind transactions	234,514	0
Purchased options	(1,880)	0
Written options	1,528	0
Net realized gain	202,908	573
Net change in unrealized depreciation on:
Unaffiliated investments	(222,075)	(4,797)
Net change in unrealized appreciation (depreciation)	(222,075)	(4,797)
Net realized and unrealized loss	(19,167)	(4,224)
Net increase (decrease) in net assets resulting from operations	$52,758	$254

(a)  Amount rounds to less than $1,000.

See accompanying Notes to Financial Statements.

28 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands)

	Oakmark Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
From Operations:
Net investment income	$141,051	$290,030
Net realized gain (loss)	1,517,259	2,083,793
Net change in unrealized appreciation (depreciation)	(898,134)	2,634,813
Net increase in net assets from operations	760,176	5,008,636
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(111,179)	(89,755)
Distributions to shareholders—Advisor Class	(36,322)	(27,077)
Distributions to shareholders—Institutional Class	(102,858)	(68,850)
Distributions to shareholders—R6 Class	(39,643)	(29,318)
Total distributions to shareholders	(290,002)	(215,000)
From Fund share transactions:
Proceeds from shares sold—Investor Class	545,758	1,595,819
Proceeds from shares sold—Advisor Class	348,168	691,123
Proceeds from shares sold—Institutional Class	1,168,251	2,045,309
Proceeds from shares sold—R6 Class	3,863,117	5,369,630
Reinvestment of distributions—Investor Class	108,172	87,267
Reinvestment of distributions—Advisor Class	35,265	26,091
Reinvestment of distributions—Institutional Class	87,594	60,610
Reinvestment of distributions—R6 Class	32,055	23,464
Payment for shares redeemed—Investor Class	(992,280)	(1,658,019)
Payment for shares redeemed—Advisor Class	(398,775)	(522,012)
Payment for shares redeemed—Institutional Class	(791,874)	(1,033,641)
Payment for shares redeemed—R6 Class	(3,894,467)	(5,254,752)
Net increase in net assets from Fund share transactions	110,984	1,430,889
Total increase in net assets	581,158	6,224,525
Net assets:
Beginning of period	23,077,845	16,853,320
End of period	$23,659,003	$23,077,845

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information: Oakmark Funds | 29

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Fund (continued)
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Fund share transactions—Investor Class:
Shares sold	3,492	11,850
Shares issued in reinvestment of dividends	687	662
Less shares redeemed	(6,366)	(12,279)
Net increase (decrease) in shares outstanding	(2,187)	233
Fund share transactions—Advisor Class:
Shares sold	2,215	5,070
Shares issued in reinvestment of dividends	224	198
Less shares redeemed	(2,537)	(3,853)
Net increase (decrease) in shares outstanding	(98)	1,415
Fund share transactions—Institutional Class:
Shares sold	7,438	15,209
Shares issued in reinvestment of dividends	557	460
Less shares redeemed	(5,078)	(7,572)
Net increase in shares outstanding	2,917	8,097
Fund share transactions—R6 Class:
Shares sold	24,510	39,026
Shares issued in reinvestment of dividends	204	178
Less shares redeemed	(24,639)	(37,977)
Net increase in shares outstanding	75	1,227

See accompanying Notes to Financial Statements.

30 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Select Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
From Operations:
Net investment income	$15,640	$39,624
Net realized gain (loss)	710,694	638,724
Net change in unrealized appreciation (depreciation)	(416,331)	598,914
Net increase in net assets from operations	310,003	1,277,262
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(5,609)	(9,049)
Distributions to shareholders—Advisor Class	(16,441)	(19,168)
Distributions to shareholders—Institutional Class	(4,278)	(4,644)
Distributions to shareholders—R6 Class	(3,673)	(4,142)
Total distributions to shareholders	(30,001)	(37,003)
From Fund share transactions:
Proceeds from shares sold—Investor Class	30,350	103,800
Proceeds from shares sold—Advisor Class	409,263	742,169
Proceeds from shares sold—Institutional Class	92,805	130,923
Proceeds from shares sold—R6 Class	1,628,293	1,958,487
Reinvestment of distributions—Investor Class	5,451	8,793
Reinvestment of distributions—Advisor Class	16,323	18,993
Reinvestment of distributions—Institutional Class	3,896	4,227
Reinvestment of distributions—R6 Class	3,366	3,735
Payment for shares redeemed—Investor Class	(165,579)	(292,824)
Payment for shares redeemed—Advisor Class	(320,027)	(511,930)
Payment for shares redeemed—Institutional Class	(83,378)	(111,348)
Payment for shares redeemed—R6 Class	(1,592,342)	(1,963,979)
Net increase in net assets from Fund share transactions	28,421	91,046
Total increase in net assets	308,423	1,331,305
Net assets:
Beginning of period	6,674,154	5,342,849
End of period	$6,982,577	$6,674,154

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information: Oakmark Funds | 31

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Select Fund (continued)
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Fund share transactions—Investor Class:
Shares sold	375	1,497
Shares issued in reinvestment of dividends	65	127
Less shares redeemed	(2,035)	(4,221)
Net decrease in shares outstanding	(1,595)	(2,597)
Fund share transactions—Advisor Class:
Shares sold	5,059	10,666
Shares issued in reinvestment of dividends	195	274
Less shares redeemed	(3,934)	(7,289)
Net increase in shares outstanding	1,320	3,651
Fund share transactions—Institutional Class:
Shares sold	1,126	1,892
Shares issued in reinvestment of dividends	46	61
Less shares redeemed	(1,018)	(1,623)
Net increase in shares outstanding	154	330
Fund share transactions—R6 Class:
Shares sold	19,906	28,241
Shares issued in reinvestment of dividends	40	54
Less shares redeemed	(19,664)	(28,175)
Net increase in shares outstanding	282	120

See accompanying Notes to Financial Statements.

32 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Global Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
From Operations:
Net investment income	$2,167	$17,186
Net realized gain (loss)	76,697	114,871
Net change in unrealized appreciation (depreciation)	(100,607)	55,558
Net increase (decrease) in net assets from operations	(21,743)	187,615
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(6,289)	(25,318)
Distributions to shareholders—Advisor Class	(1,761)	(6,234)
Distributions to shareholders—Institutional Class	(4,336)	(16,376)
Distributions to shareholders—R6 Class	(1,616)	(5,164)
Total distributions to shareholders	(14,002)	(53,092)
From Fund share transactions:
Proceeds from shares sold—Investor Class	11,333	30,727
Proceeds from shares sold—Advisor Class	5,114	6,920
Proceeds from shares sold—Institutional Class	10,548	17,901
Proceeds from shares sold—R6 Class	190,175	272,478
Reinvestment of distributions—Investor Class	6,123	24,635
Reinvestment of distributions—Advisor Class	1,664	5,949
Reinvestment of distributions—Institutional Class	4,178	15,792
Reinvestment of distributions—R6 Class	1,578	4,996
Payment for shares redeemed—Investor Class	(59,316)	(116,465)
Payment for shares redeemed—Advisor Class	(16,440)	(24,510)
Payment for shares redeemed—Institutional Class	(27,064)	(100,659)
Payment for shares redeemed—R6 Class	(191,856)	(281,355)
Net decrease in net assets from Fund share transactions	(63,963)	(143,591)
Total decrease in net assets	(99,708)	(9,068)
Net assets:
Beginning of period	1,174,156	1,183,224
End of period	$1,074,448	$1,174,156

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information: Oakmark Funds | 33

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Global Fund (continued)
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Fund share transactions—Investor Class:
Shares sold	330	924
Shares issued in reinvestment of dividends	181	772
Less shares redeemed	(1,750)	(3,604)
Net decrease in shares outstanding	(1,239)	(1,908)
Fund share transactions—Advisor Class:
Shares sold	149	217
Shares issued in reinvestment of dividends	49	186
Less shares redeemed	(486)	(757)
Net decrease in shares outstanding	(288)	(354)
Fund share transactions—Institutional Class:
Shares sold	311	554
Shares issued in reinvestment of dividends	124	495
Less shares redeemed	(800)	(3,084)
Net decrease in shares outstanding	(365)	(2,035)
Fund share transactions—R6 Class:
Shares sold	5,591	8,440
Shares issued in reinvestment of dividends	47	157
Less shares redeemed	(5,692)	(8,663)
Net decrease in shares outstanding	(54)	(66)

See accompanying Notes to Financial Statements.

34 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Global Select Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
From Operations:
Net investment income	$467	$12,972
Net realized gain (loss)	68,612	159,315
Net change in unrealized appreciation (depreciation)	(39,783)	19,468
Net increase in net assets from operations	29,296	191,755
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(3,485)	(3,008)
Distributions to shareholders—Advisor Class	(1,654)	(1,485)
Distributions to shareholders—Institutional Class	(6,006)	(5,144)
Distributions to shareholders—R6 Class	(1,856)	(1,360)
Total distributions to shareholders	(13,001)	(10,997)
From Fund share transactions:
Proceeds from shares sold—Investor Class	5,283	10,027
Proceeds from shares sold—Advisor Class	3,863	19,928
Proceeds from shares sold—Institutional Class	13,861	25,882
Proceeds from shares sold—R6 Class	184,028	330,141
Reinvestment of distributions—Investor Class	3,354	2,909
Reinvestment of distributions—Advisor Class	1,618	1,457
Reinvestment of distributions—Institutional Class	5,112	4,189
Reinvestment of distributions—R6 Class	1,812	1,332
Payment for shares redeemed—Investor Class	(40,133)	(86,422)
Payment for shares redeemed—Advisor Class	(11,129)	(47,870)
Payment for shares redeemed—Institutional Class	(49,959)	(112,946)
Payment for shares redeemed—R6 Class	(186,545)	(334,645)
Net decrease in net assets from Fund share transactions	(68,835)	(186,018)
Total decrease in net assets	(52,540)	(5,260)
Net assets:
Beginning of period	1,056,148	1,061,408
End of period	$1,003,608	$1,056,148
See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information: Oakmark Funds | 35

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Global Select Fund (continued)
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Fund share transactions—Investor Class:
Shares sold	226	470
Shares issued in reinvestment of dividends	146	138
Less shares redeemed	(1,742)	(4,063)
Net decrease in shares outstanding	(1,370)	(3,455)
Fund share transactions—Advisor Class:
Shares sold	166	949
Shares issued in reinvestment of dividends	71	70
Less shares redeemed	(481)	(2,218)
Net decrease in shares outstanding	(244)	(1,199)
Fund share transactions—Institutional Class:
Shares sold	595	1,211
Shares issued in reinvestment of dividends	224	199
Less shares redeemed	(2,156)	(5,294)
Net decrease in shares outstanding	(1,337)	(3,884)
Fund share transactions—R6 Class:
Shares sold	7,864	15,465
Shares issued in reinvestment of dividends	80	63
Less shares redeemed	(8,002)	(15,571)
Net decrease in shares outstanding	(58)	(43)

See accompanying Notes to Financial Statements.

36 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark International Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
From Operations:
Net investment income	$41,889	$442,322
Net realized gain (loss)	615,610	1,285,237
Net change in unrealized appreciation (depreciation)	(1,030,722)	671,225
Net increase (decrease) in net assets from operations	(373,223)	2,398,784
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(105,988)	(109,011)
Distributions to shareholders—Advisor Class	(53,628)	(52,642)
Distributions to shareholders—Institutional Class	(182,643)	(187,845)
Distributions to shareholders—R6 Class	(72,748)	(60,520)
Total distributions to shareholders	(415,007)	(410,018)
From Fund share transactions:
Proceeds from shares sold—Investor Class	258,759	423,374
Proceeds from shares sold—Advisor Class	112,940	485,240
Proceeds from shares sold—Institutional Class	559,582	1,809,271
Proceeds from shares sold—R6 Class	614,957	471,575
Reinvestment of distributions—Investor Class	99,084	102,240
Reinvestment of distributions—Advisor Class	53,092	52,178
Reinvestment of distributions—Institutional Class	108,966	126,725
Reinvestment of distributions—R6 Class	62,144	50,785
Payment for shares redeemed—Investor Class	(1,036,810)	(1,890,633)
Payment for shares redeemed—Advisor Class	(1,091,609)	(1,066,349)
Payment for shares redeemed—Institutional Class	(3,385,879)	(2,876,530)
Payment for shares redeemed—R6 Class	(609,267)	(621,937)
Net decrease in net assets from Fund share transactions	(4,254,041)	(2,934,061)
Total decrease in net assets	(5,042,271)	(945,295)
Net assets:
Beginning of period	18,334,006	19,279,301
End of period	$13,291,735	$18,334,006

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information: Oakmark Funds | 37

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark International Fund (continued)
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Fund share transactions—Investor Class:
Shares sold	9,978	16,292
Shares issued in reinvestment of dividends	3,830	3,829
Less shares redeemed	(39,506)	(72,682)
Net decrease in shares outstanding	(25,698)	(52,561)
Fund share transactions—Advisor Class:
Shares sold	4,321	18,913
Shares issued in reinvestment of dividends	2,059	1,959
Less shares redeemed	(40,354)	(41,220)
Net decrease in shares outstanding	(33,974)	(20,348)
Fund share transactions—Institutional Class:
Shares sold	21,255	70,418
Shares issued in reinvestment of dividends	4,227	4,758
Less shares redeemed	(130,017)	(109,720)
Net decrease in shares outstanding	(104,535)	(34,544)
Fund share transactions—R6 Class:
Shares sold	22,895	18,116
Shares issued in reinvestment of dividends	2,409	1,907
Less shares redeemed	(23,155)	(24,010)
Net increase (decrease) in shares outstanding	2,149	(3,987)

See accompanying Notes to Financial Statements.

38 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark International Small Cap Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
From Operations:
Net investment income	$6,786	$28,109
Net realized gain (loss)	42,919	104,105
Net change in unrealized appreciation (depreciation)	(120,165)	155,533
Net increase (decrease) in net assets from operations	(70,460)	287,747
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(19,588)	(7,113)
Distributions to shareholders—Advisor Class	(9,722)	(3,597)
Distributions to shareholders—Institutional Class	(35,015)	(11,336)
Distributions to shareholders—R6 Class	(26,604)	(6,957)
Total distributions to shareholders	(90,929)	(29,003)
From Fund share transactions:
Proceeds from shares sold—Investor Class	11,797	38,954
Proceeds from shares sold—Advisor Class	10,776	32,871
Proceeds from shares sold—Institutional Class	35,808	131,817
Proceeds from shares sold—R6 Class	20,160	201,215
Reinvestment of distributions—Investor Class	18,895	6,873
Reinvestment of distributions—Advisor Class	9,620	3,562
Reinvestment of distributions—Institutional Class	23,649	7,531
Reinvestment of distributions—R6 Class	17,639	3,483
Payment for shares redeemed—Investor Class	(43,360)	(99,297)
Payment for shares redeemed—Advisor Class	(19,187)	(53,678)
Payment for shares redeemed—Institutional Class	(92,283)	(79,056)
Payment for shares redeemed—R6 Class	(289,859)	(102,507)
Net increase (decrease) in net assets from Fund share transactions	(296,345)	91,768
Total increase (decrease) in net assets	(457,734)	350,512
Net assets:
Beginning of period	1,667,873	1,317,361
End of period	$1,210,139	$1,667,873

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information: Oakmark Funds | 39

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark International Small Cap Fund (continued)
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Fund share transactions—Investor Class:
Shares sold	615	1,997
Shares issued in reinvestment of dividends	1,013	360
Less shares redeemed	(2,274)	(5,186)
Net decrease in shares outstanding	(646)	(2,829)
Fund share transactions—Advisor Class:
Shares sold	568	1,753
Shares issued in reinvestment of dividends	516	186
Less shares redeemed	(1,012)	(2,790)
Net increase (decrease) in shares outstanding	72	(851)
Fund share transactions—Institutional Class:
Shares sold	1,890	6,921
Shares issued in reinvestment of dividends	1,273	395
Less shares redeemed	(4,874)	(4,113)
Net increase (decrease) in shares outstanding	(1,711)	3,203
Fund share transactions—R6 Class:
Shares sold	1,041	10,025
Shares issued in reinvestment of dividends	950	183
Less shares redeemed	(15,465)	(5,183)
Net increase (decrease) in shares outstanding	(13,474)	5,025

See accompanying Notes to Financial Statements.

40 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Equity and Income Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
From Operations:
Net investment income	$71,925	$151,843
Net realized gain (loss)	202,908	510,952
Net change in unrealized appreciation (depreciation)	(222,075)	487,423
Net increase in net assets from operations	52,758	1,150,218
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(43,394)	(171,662)
Distributions to shareholders—Advisor Class	(6,570)	(24,988)
Distributions to shareholders—Institutional Class	(13,768)	(48,556)
Distributions to shareholders—R6 Class	(4,042)	(12,812)
Total distributions to shareholders	(67,774)	(258,018)
From Fund share transactions:
Proceeds from shares sold—Investor Class	69,596	173,449
Proceeds from shares sold—Advisor Class	32,230	61,086
Proceeds from shares sold—Institutional Class	76,850	142,634
Proceeds from shares sold—R6 Class	593,643	1,090,623
Reinvestment of distributions—Investor Class	41,608	165,110
Reinvestment of distributions—Advisor Class	6,292	23,940
Reinvestment of distributions—Institutional Class	12,312	43,181
Reinvestment of distributions—R6 Class	3,828	11,194
Payment for shares redeemed—Investor Class	(431,517)	(718,182)
Payment for shares redeemed—Advisor Class	(68,408)	(121,689)
Payment for shares redeemed—Institutional Class	(108,439)	(175,240)
Payment for shares redeemed—R6 Class	(557,964)	(1,067,104)
Net decrease in net assets from Fund share transactions	(329,969)	(370,998)
Total increase (decrease) in net assets	(344,985)	521,202
Net assets:
Beginning of period	6,545,850	6,024,648
End of period	$6,200,865	$6,545,850

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information: Oakmark Funds | 41

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Equity and Income Fund (continued)
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Fund share transactions—Investor Class:
Shares sold	1,902	5,144
Shares issued in reinvestment of dividends	1,158	4,824
Less shares redeemed	(11,795)	(21,134)
Net decrease in shares outstanding	(8,735)	(11,166)
Fund share transactions—Advisor Class:
Shares sold	874	1,813
Shares issued in reinvestment of dividends	176	700
Less shares redeemed	(1,861)	(3,584)
Net decrease in shares outstanding	(811)	(1,071)
Fund share transactions—Institutional Class:
Shares sold	2,094	4,203
Shares issued in reinvestment of dividends	343	1,262
Less shares redeemed	(2,968)	(5,166)
Net increase (decrease) in shares outstanding	(531)	299
Fund share transactions—R6 Class:
Shares sold	16,138	32,171
Shares issued in reinvestment of dividends	107	327
Less shares redeemed	(15,112)	(31,420)
Net increase in shares outstanding	1,133	1,078

See accompanying Notes to Financial Statements.

42 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Bond Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
From Operations:
Net investment income	$4,478	$7,214
Net realized gain (loss)	573	(2,089)
Net change in unrealized appreciation (depreciation)	(4,797)	13,014
Net increase in net assets from operations	254	18,139
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(1,107)	(998)
Distributions to shareholders—Advisor Class	(545)	(524)
Distributions to shareholders—Institutional Class	(399)	(494)
Distributions to shareholders—R6 Class	(2,876)	(4,854)
Total distributions to shareholders	(4,927)	(6,870)
From Fund share transactions:
Proceeds from shares sold—Investor Class	10,203	44,765
Proceeds from shares sold—Advisor Class	4,414	20,423
Proceeds from shares sold—Institutional Class	2,861	16,879
Proceeds from shares sold—R6 Class	7,988	13,087
Reinvestment of distributions—Investor Class	1,105	993
Reinvestment of distributions—Advisor Class	545	523
Reinvestment of distributions—Institutional Class	399	492
Reinvestment of distributions—R6 Class	2,820	4,497
Payment for shares redeemed—Investor Class	(5,620)	(5,274)
Payment for shares redeemed—Advisor Class	(3,688)	(2,241)
Payment for shares redeemed—Institutional Class	(1,893)	(5,534)
Payment for shares redeemed—R6 Class	(1,043)	(25,748)
Net increase in net assets from Fund share transactions	18,091	62,862
Total increase in net assets	13,418	74,131
Net assets:
Beginning of period	181,381	107,250
End of period	$194,799	$181,381

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information: Oakmark Funds | 43

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Bond Fund (continued)
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Fund share transactions—Investor Class:
Shares sold	1,149	5,070
Shares issued in reinvestment of dividends	125	112
Less shares redeemed	(634)	(597)
Net increase in shares outstanding	640	4,585
Fund share transactions—Advisor Class:
Shares sold	496	2,309
Shares issued in reinvestment of dividends	62	59
Less shares redeemed	(416)	(254)
Net increase in shares outstanding	142	2,114
Fund share transactions—Institutional Class:
Shares sold	321	1,915
Shares issued in reinvestment of dividends	45	56
Less shares redeemed	(214)	(624)
Net increase in shares outstanding	152	1,347
Fund share transactions—R6 Class:
Shares sold	903	1,501
Shares issued in reinvestment of dividends	319	512
Less shares redeemed	(118)	(2,935)
Net increase (decrease) in shares outstanding	1,104	(922)

See accompanying Notes to Financial Statements.

44 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Notes to Financial Statements (Unaudited)

1.  ORGANIZATION

The following are the significant accounting policies of Oakmark Fund ("Oakmark"), Oakmark Select Fund ("Select"), Oakmark Global Fund ("Global"), Oakmark Global Select Fund ("Global Select"), Oakmark International Fund ("International"), Oakmark International Small Cap Fund ("Int'l Small Cap"), Oakmark Equity and Income Fund ("Equity and Income") and Oakmark Bond Fund ("Bond") collectively referred to as the "Funds," each a series of Harris Associates Investment Trust (the "Trust"), a Massachusetts business trust, organized on February 1, 1991, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 Financial Services—Investment Companies.

During the period ended March 31, 2025, the Trust adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund's financial position or the results of its operations. In connection with the adoption of ASU 2023-07, the Trust's Adviser has been designated as the Funds' Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment's resources. The CODM has determined that each Fund is a single operating segment because the CODM monitors the operating results of each Fund separately and evaluates each Fund's performance in accordance with each Fund's principal investment strategies disclosed in its prospectus. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions, which is consistent with the results presented in each Fund's Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Each Fund, other than Select and Global Select, is diversified in accordance with the 1940 Act. The following policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

Each Fund offers four classes of shares: Investor Class Shares, Advisor Class Shares, Institutional Class Shares and R6 Class Shares. Shares of each Class are offered for purchase directly from the Funds and through certain intermediaries who have entered into an agreement with the Funds' distributor and/or Harris Associates L.P., investment adviser to the Funds (the "Adviser"). Investor Class Shares are also offered to certain retirement plans, such as 401(k) and profit sharing plans. Investor Class Shares of a Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.

Income, realized and unrealized capital gains and losses, and expenses of the Funds not directly attributable to a specific class of shares are allocated to each class pro rata based on the relative net assets of each class. Transfer and dividend disbursing agent fees, service fees, other shareholder servicing fees, and reports to shareholders expenses are specific to each class.

2.  SIGNIFICANT ACCOUNTING POLICIES

Security valuation

A Fund's share price is also called the net asset value (the "NAV") of a share. The NAV per share of each class of each Fund is normally determined by the Funds' custodian as of the close of regular session trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange (the "NYSE") on any day on which the NYSE is open for regular trading. If the NYSE is unexpectedly closed on a day it would normally be open for business, or if the NYSE has an unscheduled early closure, the Funds reserve the right to accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day.

The NYSE is closed on Saturdays and Sundays and on New Year's Day, the third Mondays in January and February, Good Friday, the last Monday in May, Juneteenth, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. A Fund's NAV will not be calculated on days when the NYSE is closed. The NAV of a class of Fund shares is determined by dividing the value of the assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Trading in securities of non-U.S. issuers takes place in various markets on some days and at times when the NYSE is not open for trading. In addition, securities of non-U.S. issuers may not trade on some days when the NYSE is open for trading. The value of the Funds' portfolio holdings may change on days when the NYSE is not open for trading and you cannot purchase or redeem Fund shares.

Equity securities principally traded on securities exchanges in the United States are valued at the last reported sale price or the official closing price as of the time of valuation on that exchange, or lacking a reported sale price on the principal exchange at the time of valuation, at the most recent bid quotation on the principal exchange. Each over-the-counter security traded on the NASDAQ National Market System shall be valued at the NASDAQ Official Closing Price ("NOCP"), or lacking a NOCP at the time of valuation, at the most recent bid quotation. Other over-the-counter securities are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations.

Each equity security principally traded on a securities exchange outside the United States shall be valued, depending on local convention or regulation, at the last sale price, the last bid or asked price, the mean between the last bid and asked prices, the official closing price, an auction price, or the pricing convention accepted as the official closing price by MSCI Inc, for their index calculations. If there are unexpected disruptions in the primary market or valuations from the primary market are deemed suspect, equity securities may be valued based on a pricing composite or valuations from another exchange as of the close of the regular trading hours on the appropriate exchange or other designated time.

Semi-Annual Financial Statements and Other Information: Oakmark Funds | 45

Oakmark Funds

Notes to Financial Statements (Unaudited) (continued)

Short-term debt instruments (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instruments are valued at the latest bid quotation or an evaluated price from an independent pricing service. If a bid quotation or evaluated price from a pricing vendor is not available for short-term debt instrument or money market instrument maturing in 60 days or less from date of valuation, such instruments are valued at amortized cost, which approximates market value.

Long-term debt instruments are valued at the latest bid quotation or at an evaluated price provided by an independent pricing service. The pricing service may use standard inputs, such as benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data, including market research publications. For certain security types, additional inputs may be used or some of the standard inputs may not be applicable. Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data.

Options are valued at the mean of the most recent bid and asked quotations. In the event an option is out of the money and no bid is available, a zero value may be assumed as the bid for purposes of calculating the mean of the most recent bid and ask quotations. In the event that designated pricing vendors are unable to provide valuations or timely valuations for Flexible Exchange ("FLEX") options on a given day, each FLEX option purchased or written may be valued using the Option Valuation ("OVME") function on Bloomberg. The OVME function requires objective inputs (strike price, exercise style and expiration dates) to derive a valuation using Bloomberg's proprietary calculations. If FLEX options are valued using the OVME function, they shall be valued at the mid of the buy and sell valuations produced by OVME.

To the extent available, prices for all portfolio investments held by the Funds shall be obtained from one or more pricing vendors designated by the custodian. If values or prices are not readily available or are deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the primary market or exchange on which that security is traded and before the close of the NYSE, the security will be valued at a fair value determined in good faith in accordance with the Funds' valuation procedures approved by the Board. As permitted by Rule 2a-5 of the 1940 Act, the Board has designated the Adviser as the Funds' valuation designee (as defined in the rule). The valuation designee is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board. The Funds may use a systematic fair valuation model provided by an independent pricing service to value securities of non-U.S. issuers in order to adjust for changes in value that may occur between the close of certain foreign exchanges and the NYSE. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at a current exchange price quoted by an independent pricing service or any major bank or dealer. If such quotations are not available, the rate of exchange will be determined in good faith in accordance with Fund policies and procedures. Although fair valuation may be more commonly used with equity securities of non-U.S. issuers, it also may be used in a range of other circumstances, including thinly-traded domestic securities or fixed-income securities. When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

Fair value measurement

Various inputs are used in determining the value of each Fund's investments. These inputs are prioritized into three broad levels as follows:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3—significant unobservable inputs (including the assumptions of the Adviser in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser's own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2025, in valuing each Fund's assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed income and short-term investments in the table below are presented by industry or investment type in each Fund's Schedule of Investments. Information on forward foreign currency contracts is presented in each Fund's Schedule of Investments.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Oakmark
Common Stocks	$22,420,780	$0	$0
Short-Term Investments	0	1,274,245	0
Total	$22,420,780	$1,274,245	$0
Select
Common Stocks	$6,617,933	$0	$0
Short-Term Investments	0	372,576	0
Total	$6,617,933	$372,576	$0

46 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Notes to Financial Statements (Unaudited) (continued)

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Global
Common Stocks	$599,066	$437,377	$0
Short-Term Investments	0	33,272	0
Total	$599,066	$470,649	$0
Global Select
Common Stocks	$575,907	$394,485	$0
Short-Term Investments	0	38,886	0
Total	$575,907	$433,371	$0
International
Common Stocks	$828,041	$11,764,376	$0
Preferred Stocks	0	222,768	0
Short-Term Investments	0	335,295	0
Total	$828,041	$12,322,439	$0
Int'l Small Cap
Common Stocks	$147,781	$1,016,782	$0
Preferred Stocks	0	16,189	0
Short-Term Investments	0	20,061	0
Total	$147,781	$1,053,032	$0
Equity and Income
Common Stocks	$3,518,516	$83,766	$0
Corporate Bonds	0	1,007,025	0
Mortgage-Backed Securities	0	615,849	0
Government and Agency Securities	0	320,537	0
Collateralized Mortgage Obligations	0	285,873	0
Bank Loans	0	158,232	0
Asset Backed Securities	0	143,695	0
Short-Term Investments	0	58,823	0
Total	$3,518,516	$2,673,800	$0
Bond
Corporate Bonds	$0	$69,017	$0
Mortgage-Backed Securities	0	42,909	0
Government and Agency Securities	0	29,919	0
Collateralized Mortgage Obligations	0	22,000	0
Bank Loans	0	17,076	0
Asset Backed Securities	0	10,784	0
Short-Term Investments	0	3,259	0
Total	$0	$194,964	$0

Semi-Annual Financial Statements and Other Information: Oakmark Funds | 47

Oakmark Funds

Notes to Financial Statements (Unaudited) (continued)

Offsetting assets and liabilities

ASC 210 requires entities to disclose gross and net information about instruments and transactions eligible for offset on the Statement of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. This disclosure is limited to derivative instruments, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions.

At March 31, 2025, none of the Funds held open forward foreign currency contracts.

At March 31, 2025, each Fund held investments in repurchase agreements. The gross value of these investments and the value of the related collateral are presented in each Fund's Schedule of Investments. The value of the related collateral for each Fund exceeded the value of the repurchase agreements held at period end.

The value of the securities on loan and the value of the related collateral as of period end, if any, are included in the Securities lending section of Note 2 to Financial Statements.

Foreign currency translations

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer or independent pricing service on the day of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments in the Statements of Operations. Net realized gains and losses on foreign currency transactions arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and tax reclaims recorded and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions in the Statements of Operations. Unrealized gains and losses arising from changes in the fair value of assets and liabilities, other than investments in securities, resulting from changes in exchange rates are included in net change in unrealized appreciation (depreciation) on foreign currency translation in the Statements of Operations.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds' transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rates. Unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period, if any, is included in the Statements of Assets and Liabilities. Realized gains and losses and the net change in unrealized appreciation (depreciation) on forward foreign currency contracts for the period, if any, are included in the Statements of Operations.

At March 31, 2025, the Funds did not hold any forward foreign currency contracts.

Security transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income and expenses are recorded on an accrual basis. Discount is accreted on long-term fixed income securities using the yield-to-maturity method. Premium is amortized on long-term fixed income securities using the yield-to-earliest call method. Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates. Net realized gains and losses on investments are determined by the specific identification method.

Short sales

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. At March 31, 2025, none of the Funds had short sales.

When-issued or delayed-delivery securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. At March 31, 2025, each Fund qualifies as a limited derivatives user under Rule 18f-4 of the 1940 Act and has adopted policies and procedures to manage its derivatives risk. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. At March 31, 2025, none of the Funds held when-issued securities.

Restricted Securities

Equity-linked securities are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked security typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with the equity-linked securities that the Funds purchase and, in those cases, the Fund's potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction.

48 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Notes to Financial Statements (Unaudited) (continued)

Accounting for options

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

Oakmark, Select, and Equity and Income used purchased options for tax management and as an investment strategy in an effort to increase the Funds' returns during the period ended March 31, 2025. Realized gains and losses and the net change in unrealized appreciation (depreciation) on purchased equity options for the year, if any, are included in each Fund's Statement of Operations. At March 31, 2025, there were no purchased options outstanding.

Oakmark, Select, and Equity and Income used options written for tax management and as an investment strategy in an effort to increase the Funds' returns during the period ended March 31, 2025. Realized gains and losses and the net change in unrealized appreciation (depreciation) on written equity options for the year, if any, are included in each Fund's Statement of Operations. At March 31, 2025, there were no written options outstanding.

For the period ended March 31, 2025, the amount of premiums paid (received) for equity options purchased and written are listed by Fund in the table below (in thousands):

Fund	Equity Options Purchased	Equity Options Written
Oakmark	$78,529	$(77,391)
Select	16,904	(18,384)
Equity and Income	4,276	(6,000)

Credit facility

The Trust has a $200 million committed unsecured line of credit and a $300 million uncommitted unsecured discretionary demand line of credit (the "Facility") with State Street. Borrowings under the Facility bear interest at 1.35% above the greater of the Federal Funds Effective Rate or the Overnight Bank Fund Rate, as defined in the credit agreement. To maintain the Facility, an annualized commitment fee of 0.20% on the unused committed portion is charged to the Trust. Fees and interest expense, if any, related to the Facility are included in other expenses in the Statements of Operations. There were no borrowings under the Facility during the period ended March 31, 2025.

Expense offset arrangement

State Street serves as custodian of the Funds. State Street's fee may be reduced by credits that are an earnings allowance calculated on the average daily cash balances each Fund maintains with State Street. Credit balances used to reduce the Funds' custodian fees, if any, are reported as a reduction of total expenses in the Statements of Operations. During the period ended March 31, 2025, none of the Funds received an expense offset credit.

Repurchase agreements

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds' custodian receives delivery of the underlying securities collateralizing repurchase agreements. It is the Funds' policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. The Adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. At March 31, 2025, all of the Funds held repurchase agreements.

Security lending

Each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents, or U.S. Treasury or agency securities maintained on a current basis in an amount at least equal to the fair value of the securities loaned by a Fund. The Fund would continue to receive the equivalent of the interest or dividends paid

Semi-Annual Financial Statements and Other Information: Oakmark Funds | 49

Oakmark Funds

Notes to Financial Statements (Unaudited) (continued)

by the issuer on the securities loaned and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. There could also be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. A Fund may not exercise proxy voting rights for a security that is on loan if it is unable to recall the security prior to the record date. The Trust, on behalf of the Funds, has entered into an agreement with State Street to serve as its agent for the purpose of lending securities and maintaining the collateral account. Security lending income, if any, net of any fees retained by the securities lending agent, is included in the Statement of Operations.

At March 31, 2025, none of the Funds had securities on loan.

Interfund lending

Pursuant to an exemptive order issued by the SEC, the Funds may participate in an interfund lending program. This program provides an alternative credit facility that allows the Funds to lend money to, and borrow money from, all funds within the Trust and within the Harris Oakmark ETF Trust for temporary purposes (an "Interfund Loan"). All Interfund Loans are subject to conditions pursuant to the SEC exemptive order designed to ensure fair and equitable treatment of participating Funds. Any Interfund Loan would consist only of uninvested cash reserves that the lending Fund otherwise would invest in short-term repurchase agreements or other short-term instruments. During the period ended March 31, 2025, Int'l Small Cap borrowed money from Oakmark. The loan in the amount of $25 million was initiated on December 16, 2024, and the loan was re-paid in full on December 17, 2024. The interest rate on the borrowing was 5.27%. The total interest paid by Int'l Small Cap to Oakmark was $3,660.

3.  TRANSACTIONS WITH AFFILIATES

Each Fund has an investment advisory agreement with the Adviser. For management services and facilities furnished, the Adviser receives from each Fund a monthly fee based on that Fund's average daily net assets. Annual fee rates are as follows:

The annual rates of fees as a percentage of each Fund's net assets were as follows for the period ended March 31, 2025:

Fund	Advisory Fees
Oakmark	0.666% up to $250 million;
0.641% on the next $250 million;
0.621% on the next $4.5 billion;
0.606% on the next $10 billion;
0.576% on the next $5 billion;
0.546% on the next $5 billion;
0.516% on the next $10 billion; and
0.496% over $35 billion
Select	0.758% up to $250 million; 0.733% on the next $250 million; 0.713% on the next $3.5 billion; 0.693% on the next $5 billion; 0.633% on the next $2 billion; and 0.608% over $11 billion
Global	0.830% up to $250 million; 0.805% on the next $250 million; 0.785% on the next $4.5 billion; 0.770% on the next $10 billion; and 0.760% over $15 billion
Global Select	0.800% up to $250 million; 0.775% on the next $250 million; 0.755% on the next $4.5 billion; 0.740% on the next $10 billion; and 0.730% over $15 billion
Fund	Advisory Fees
International	0.785% up to $250 million;
0.760% on the next $250 million;
0.740% on the next $4.5 billion;
0.725% on the next $10 billion;
0.710% on the next $20 billion;
0.700% on the next $5 billion;
0.690% on the next $5 billion; and
0.680% over $45 billion
Int'l Small Cap	1.020% up to $250 million; 0.995% on the next $250 million; 0.975% on the next $4.5 billion; 0.960% on the next $10 billion; and 0.950% over $15 billion
Equity and Income	0.580% up to $250 million;
0.555% on the next $250 million;
0.535% on the next $4.5 billion;
0.505% on the next $5 billion;
0.475% on the next $3 billion;
0.445% on the next $3.5 billion;
0.415% on the next $10 billion; and
0.385% over $26.5 billion
Bond	0.39% of net assets

The Adviser has contractually agreed, through January 27, 2026, to reimburse each Fund Class to the extent, but only to the extent that the annualized expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs, but including fees paid to the Adviser) exceed the percent set forth below of average daily net assets of each Fund Class.

50 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Notes to Financial Statements (Unaudited) (continued)

Fund	Investor Class	Advisor Class	Institutional Class	R6 Class
Oakmark	1.40%	1.15%	1.10%	0.95%
Select	1.50	1.25	1.20	1.05
Global	1.55	1.30	1.25	1.10
Global Select	1.55	1.30	1.25	1.10
International	1.55	1.30	1.25	1.10
Int'l Small Cap	1.75	1.50	1.45	1.30
Equity and Income	1.25	1.00	0.95	0.80
Bond	0.74	0.54	0.52	0.44

During the period ended March 31, 2025, Fund Class expenses (in thousands) have been reimbursed as follows@:

Fund	Class	Amount
Bond	Investor	$21
Bond	Advisor	10
Bond	Institutional	11
Bond	R6	74

@  Expenses reimbursed are subject to possible recovery until September 30, 2028.

The Adviser is entitled to recoup from assets attributable to any Fund Class amounts reimbursed to that Fund Class, except to the extent that the Fund Class already has paid such recoupment to the Adviser or such recoupment would cause that Class's total operating expenses to exceed the expense limitation or to exceed any lower limit in effect at the time of recoupment. Any such repayment must be made within three fiscal years after the year in which the reimbursement occurred. As of March 31, 2025, the following amounts are subject to recoupment (in thousands).

		Amount & Expiration Date
Fund	Class	09/30/25	09/30/26	09/30/27	Total
Bond	Investor	$4	$6	$45	$55
Bond	Advisor	9	7	22	38
Bond	Institutional	17	16	26	59
Bond	R6	498	520	325	1,343

The Adviser and/or the Funds have entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and have agreed to compensate the intermediaries for providing those services. Certain of those services would be provided by the Funds if the shares of those customers were registered directly with the Funds' transfer agent. Accordingly, the Funds pay the majority of the intermediary fees pursuant to an agreement with the Adviser and the Adviser pays the remainder of the fees. The fees incurred by the Funds are reflected as other shareholder servicing fees in the Statements of Operations.

The Independent Trustees of the Trust may participate in the Trust's Deferred Compensation Plan for Independent Trustees. Participants in the plan may elect to defer all or a portion of their compensation.

Amounts deferred are retained by the Trust and represent an unfunded obligation of the Trust. The value of a participant's deferral account is determined by reference to the change in value of one or more approved funds as specified by the participant. Benefits would be payable after a stated number of years or retirement from the Board of Trustees. The accrued obligations of the Funds under the plan are reflected as deferred Trustee compensation in the Statements of Assets and Liabilities. The change in the accrued obligations for the period is included in Trustees' fees in the Statements of Operations. The Trust pays the compensation of any trustee who is not an "interested person" of the Trust, and any other Trustee who has been approved by the Governance Committee of the Board of Trustees of the Trust to receive compensation from the Trust for his or her service as a Trustee of the Trust, and all expenses incurred in connection with their services to the Trust. The Trust does not provide any pension or retirement benefits to its Trustees.

The Funds reimburse the Adviser for the compensation paid to the Funds' Chief Compliance Officer ("CCO"). The CCO expenses incurred by the Funds are included in other expenses in the Statements of Operations.

4.  FEDERAL INCOME TAXES

It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. The Adviser has determined that no income tax provision for uncertain tax positions is required in the Funds' financial statements. Generally, each of the tax years in the four-year period ended March 31, 2025, remains subject to examination by taxing authorities.

Semi-Annual Financial Statements and Other Information: Oakmark Funds | 51

Oakmark Funds

Notes to Financial Statements (Unaudited) (continued)

At March 31, 2025, the cost of investments for federal income tax purposes and related composition of unrealized gains and losses for each Fund were as follows (in thousands):

Fund	Cost of investments for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oakmark	$19,178,082	$4,862,521	$(345,578)	$4,516,943
Select	5,805,340	1,302,557	(117,388)	1,185,169
Global	903,862	224,409	(58,556)	165,853
Global Select	855,563	214,851	(61,136)	153,715
International	13,207,246	2,124,804	(2,181,570)	(56,766)
Int'l Small Cap	1,165,932	162,059	(127,178)	34,881
Equity and Income	5,296,198	996,395	(100,277)	896,118
Bond	195,437	1,861	(2,334)	(473)

As of March 31, 2025, the short- and long-term capital losses available to offset future capital gains were as follows (in thousands):

Fund	Utilized During the Year	Short-Term	Long-Term	Total at Year End
Oakmark	$—	$475,952	$44,488	$520,440
Select	—	416,467	21,751	438,218
Global	—	10,764	—	10,764
Global Select	—	69,887	40	69,927
International	464,441	1,696,030	—	1,696,030
Int'l Small Cap	—	—	—	—
Equity and Income	—	75,032	100,281	175,313
Bond	579	2,575	7,055	9,630

At March 31, 2025, the components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) were as follows (in thousands):

Fund	Undistributed Ordinary Income	Undistributed Long- Term Gain	Total Distributable Earnings
Oakmark	$57,893	$—	$57,893
Select	5,601	—	5,601
Global	(3,365)	—	(3,365)
Global Select	(3,907)	—	(3,907)
International	42,592	—	42,592
Int'l Small Cap	4,028	23,544	27,572
Equity and Income	2,328	—	2,328
Bond	(32)	—	(32)

During the six-month period ended March 31, 2025, and the year ended September 30, 2024, the tax character of distributions paid was as follows (in thousands):

	Period Ended March 31, 2025		Year Ended September 30, 2024
Fund	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gain	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gain
Oakmark	$290,002	$—	$215,000	$—
Select	30,001	—	37,003	—
Global	14,002	—	21,001	32,091
Global Select	13,001	—	10,997	—
International	415,007	—	410,018	—
Int'l Small Cap	33,000	57,929	29,003	—
Equity and Income	67,774	—	258,018	—
Bond	4,927	—	6,870	—

52 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Notes to Financial Statements (Unaudited) (continued)

On March 31, 2025, the Funds had temporary book/tax differences in undistributed earnings that were primarily attributable to trustee deferred compensation expenses, foreign dividend withholding taxes, passive foreign investment companies, return of capital received from equity securities, and deferrals of capital losses from wash sales. Temporary differences will reverse over time. The Funds have permanent differences in book/tax undistributed earnings primarily attributable to redemptions in kind.

Permanent differences incurred during the six-month period ended March 31, 2025, will result in the following reclassifications among the components of net assets for the year ended September 30, 2025 (in thousands):

Fund	Paid in Capital	Distributable Earnings
Oakmark	$1,740,670	$(1,740,670)
Select	763,545	(763,545)
Global	82,288	(82,288)
Global Select	87,966	(87,966)
International	26,698	(26,698)
Int'l Small Cap	—	—
Equity and Income	234,514	(234,514)
Bond	—	—

5.  INVESTMENT TRANSACTIONS

For the six-month period ended March 31, 2025, transactions in investment securities (excluding short-term, in-kind transaction and U.S. government securities) were as follows (in thousands):

	Oakmark	Select	Global	Global Select	International	Int'l Small Cap	Equity and Income	Bond
Purchases	$5,806,590	$2,254,087	$324,870	$252,162	$2,396,979	$190,036	$1,347,514	$57,511
Proceeds from sales	2,307,040	623,601	214,543	124,420	6,852,452	542,261	1,329,714	55,421

During the six-month period ended March 31, 2025, Oakmark, Select, Global, Global Select, International, and Equity and Income had in-kind sales transactions (in thousands) of $3,582,503; $1,572,152; $185,285; $178,393; $71,453 and $539,973, respectively. These amounts are included in the Portfolio Turnover Rate presented in the Financial Highlights.

Purchases at cost (in thousands) of long-term U.S. government securities for the period ended March 31, 2025, were $1,029,505 and $102,562, respectively, for Equity and Income and Bond. Proceeds from sales (in thousands) of long-term U.S. government securities for the period ended March 31, 2025 were $790,044, and $78,476, respectively, for Equity and Income and Bond.

During the period ended March 31, 2025, Global engaged in purchase transactions (in thousands) totaling $4,630, with a fund that has a common investment advisor. These transactions complied with Rule 17a-7 under the 1940 Act. International engaged in sale transactions (in thousands) totaling $9,597 with a fund that has a common investment advisor. These transactions complied with Rule 17a-7 under the 1940 Act.

6.  INVESTMENTS IN AFFILIATED ISSUERS

A company was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company's voting securities during all or part of the period ended March 31, 2025. Purchase and sale transactions and dividend and interest income earned during the period on these securities are listed after the applicable Fund's Schedule of Investments.

7.  SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events existing in the Funds' financial statements. The Adviser has determined that there are no material events that would require adjustment or disclosure in the Fund's financial statements through the date of the publication of this report.

Semi-Annual Financial Statements and Other Information: Oakmark Funds | 53

Oakmark Funds

Financial Highlights For a share outstanding throughout each period

		Income from Investment Operations:			Less Distributions:
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Gain (Loss) on Investments (Both Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees
Oakmark Fund
Investor Class
10/01/2024-3/31/25+	$150.72	0.82	4.05	4.87	(1.70)	0.00	(1.70)	0.00
9/30/24	$118.59	1.76	31.72	33.48	(1.35)	0.00	(1.35)	0.00
9/30/23	$93.61	1.20	24.72	25.92	(0.94)	0.00	(0.94)	0.00
9/30/22	$115.48	0.91	(21.04)	(20.13)	(0.62)	(1.12)	(1.74)	0.00
9/30/21	$72.67	0.43	42.53	42.96	(0.15)	0.00	(0.15)	0.00
9/30/20	$77.89	0.58	0.86	1.44	(0.65)	(6.01)	(6.66)	0.00
Advisor Class
10/01/2024-3/31/25+	$150.88	0.96	4.07	5.03	(1.98)	0.00	(1.98)	0.00
9/30/24	$118.70	2.02	31.74	33.76	(1.58)	0.00	(1.58)	0.00
9/30/23	$93.72	1.39	24.77	26.16	(1.18)	0.00	(1.18)	0.00
9/30/22	$115.58	1.15	(21.05)	(19.90)	(0.84)	(1.12)	(1.96)	0.00
9/30/21	$72.67	0.61	42.54	43.15	(0.24)	0.00	(0.24)	0.00
9/30/20	$77.88	0.66	0.87	1.53	(0.73)	(6.01)	(6.74)	0.00
Institutional Class
10/01/2024-3/31/25+	$150.92	0.99	4.07	5.06	(2.04)	0.00	(2.04)	0.00
9/30/24	$118.72	2.07	31.74	33.81	(1.61)	0.00	(1.61)	0.00
9/30/23	$93.73	1.46	24.73	26.19	(1.20)	0.00	(1.20)	0.00
9/30/22	$115.64	1.16	(21.05)	(19.89)	(0.90)	(1.12)	(2.02)	0.00
9/30/21	$72.72	0.70	42.52	43.22	(0.30)	0.00	(0.30)	0.00
9/30/20	$77.95	0.71	0.87	1.58	(0.80)	(6.01)	(6.81)	0.00
R6 Class
10/01/2024-3/31/25+	$150.99	1.02	4.08	5.10	(2.10)	0.00	(2.10)	0.00
9/30/24	$118.77	2.14	31.75	33.89	(1.67)	0.00	(1.67)	0.00
9/30/23	$93.77	1.54	24.71	26.25	(1.25)	0.00	(1.25)	0.00
9/30/22	$115.67	1.25	(21.10)	(19.85)	(0.93)	(1.12)	(2.05)	0.00
9/30/21(b)	$88.42	0.52	26.73	27.25	0.00	0.00	0.00	0.00
Oakmark Select Fund
Investor Class
10/01/2024-3/31/25+	$75.82	0.13	3.52	3.65	(0.25)	0.00	(0.25)	0.00
9/30/24	$61.75	0.38	14.05	14.43	(0.36)	0.00	(0.36)	0.00
9/30/23	$47.43	0.25	14.22	14.47	(0.15)	0.00	(0.15)	0.00
9/30/22	$62.27	0.13	(14.79)	(14.66)	(0.03)	(0.15)	(0.18)	0.00
9/30/21	$37.98	(0.03)	24.32	24.29	0.00	0.00	0.00	0.00
9/30/20	$39.20	0.05	(0.98)	(0.93)	(0.29)	0.00	(0.29)	0.00
Advisor Class
10/01/2024-3/31/25+	$75.71	0.18	3.52	3.70	(0.35)	0.00	(0.35)	0.00
9/30/24	$61.66	0.46	14.03	14.49	(0.44)	0.00	(0.44)	0.00
9/30/23	$47.37	0.31	14.21	14.52	(0.23)	0.00	(0.23)	0.00
9/30/22	$62.21	0.20	(14.78)	(14.58)	(0.11)	(0.15)	(0.26)	0.00
9/30/21	$37.99	0.03	24.31	24.34	(0.12)	0.00	(0.12)	0.00
9/30/20	$39.21	0.10	(0.97)	(0.87)	(0.35)	0.00	(0.35)	0.00
Institutional Class
10/01/2024-3/31/25+	$75.84	0.22	3.53	3.75	(0.43)	0.00	(0.43)	0.00
9/30/24	$61.75	0.53	14.05	14.58	(0.49)	0.00	(0.49)	0.00
9/30/23	$47.43	0.37	14.22	14.59	(0.27)	0.00	(0.27)	0.00
9/30/22	$62.29	0.25	(14.79)	(14.54)	(0.17)	(0.15)	(0.32)	0.00
9/30/21	$38.01	0.09	24.32	24.41	(0.13)	0.00	(0.13)	0.00
9/30/20	$39.23	0.13	(0.98)	(0.85)	(0.37)	0.00	(0.37)	0.00
R6 Class
10/01/2024-3/31/25+	$75.85	0.24	3.52	3.76	(0.45)	0.00	(0.45)	0.00
9/30/24	$61.75	0.56	14.06	14.62	(0.52)	0.00	(0.52)	0.00
9/30/23	$47.45	0.40	14.20	14.60	(0.30)	0.00	(0.30)	0.00
9/30/22	$62.29	0.27	(14.78)	(14.51)	(0.18)	(0.15)	(0.33)	0.00
9/30/21(b)	$47.61	0.08	14.60	14.68	0.00	0.00	0.00	0.00

+  Unaudited.

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Commenced on 12/15/2020.

See accompanying Notes to Financial Statements.

54 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Financial Highlights For a share outstanding throughout each period

			Ratios/Supplemental Data:
	Net Asset Value, End of Period	Total Return	Net Assets, End of Period ($million)	Ratio of Net Investment Income to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Portfolio Turnover Rate
Oakmark Fund
Investor Class
10/01/2024-3/31/25+	$153.89	3.20%	$9,952.4	1.05%†	0.89%†	0.89%†	26%
9/30/24	$150.72	28.39%	$10,076.8	1.29%	0.89%	0.89%	42%
9/30/23	$118.59	27.84%	$7,901.4	1.06%	0.91%	0.91%	52%
9/30/22	$93.61	-17.73%	$6,489.9	0.81%	0.91%	0.89%	65%
9/30/21	$115.48	59.18%	$8,486.6	0.43%	0.92%	0.90%	19%
9/30/20	$72.67	1.18%	$6,153.4	0.79%	0.96%	0.92%	35%
Advisor Class
10/01/2024-3/31/25+	$153.93	3.30%	$2,831.4	1.24%†	0.70%††	0.70%†	26%
9/30/24	$150.88	28.63%	$2,790.1	1.48%	0.70%	0.70%	42%
9/30/23	$118.70	28.10%	$2,027.0	1.25%	0.70%	0.70%	52%
9/30/22	$93.72	-17.55%	$2,477.4	1.03%	0.70%	0.68%	65%
9/30/21	$115.58	59.49%	$2,822.8	0.61%	0.73%	0.70%	19%
9/30/20	$72.67	1.30%	$3,269.5	0.90%	0.85%	0.81%	35%
Institutional Class
10/01/2024-3/31/25+	$153.94	3.32%	$7,958.6	1.28%†	0.66%††	0.66%†	26%
9/30/24	$150.92	28.68%	$7,362.5	1.51%	0.66%	0.66%	42%
9/30/23	$118.72	28.14%	$4,830.2	1.30%	0.68%	0.68%	52%
9/30/22	$93.73	-17.55%	$3,572.1	1.03%	0.69%	0.67%	65%
9/30/21	$115.64	59.56%	$4,517.7	0.68%	0.69%	0.66%	19%
9/30/20	$72.72	1.36%	$1,839.7	0.98%	0.79%	0.74%	35%
R6 Class
10/01/2024-3/31/25+	$153.99	3.34%	$2,916.6	1.31%†	0.61%†	0.61%†	26%
9/30/24	$150.99	28.74%	$2,848.4	1.56%	0.62%	0.62%	42%
9/30/23	$118.77	28.20%	$2,094.8	1.36%	0.63%	0.63%	52%
9/30/22	$93.77	-17.52%	$1,167.2	1.13%	0.65%	0.63%	65%
9/30/21(b)	$115.67	30.82%	$1,081.0	0.60%†	0.65%†	0.63%†	19%
Oakmark Select Fund
Investor Class
10/01/2024-3/31/25+	$79.22	4.79%	$1,712.7	0.32%†	0.99%†	0.99%†	33%
9/30/24	$75.82	23.42%	$1,760.0	0.54%	0.99%	0.99%	57%
9/30/23	$61.75	30.59%	$1,593.9	0.44%	1.00%	1.00%	70%
9/30/22	$47.43	-23.64%	$1,318.0	0.21%	1.00%	0.98%	60%
9/30/21	$62.27	64.01%	$1,975.3	(0.06%)	1.01%	0.98%	20%
9/30/20	$37.98	-2.45%	$1,410.1	0.14%	1.11%	1.04%	28%
Advisor Class
10/01/2024-3/31/25+	$79.06	4.86%	$3,800.8	0.44%†	0.87%†	0.87%†	33%
9/30/24	$75.71	23.56%	$3,539.7	0.65%	0.87%	0.87%	57%
9/30/23	$61.66	30.77%	$2,657.6	0.56%	0.88%	0.88%	70%
9/30/22	$47.37	-23.55%	$2,146.2	0.34%	0.88%	0.86%	60%
9/30/21	$62.21	64.18%	$2,454.2	0.05%	0.89%	0.87%	20%
9/30/20	$37.99	-2.31%	$1,436.2	0.27%	1.00%	0.92%	28%
Institutional Class
10/01/2024-3/31/25+	$79.16	4.91%	$796.7	0.55%†	0.76%†	0.76%†	33%
9/30/24	$75.84	23.69%	$751.6	0.76%	0.76%	0.76%	57%
9/30/23	$61.75	30.90%	$591.6	0.65%	0.78%	0.78%	70%
9/30/22	$47.43	-23.48%	$465.6	0.42%	0.80%	0.78%	60%
9/30/21	$62.29	64.35%	$638.6	0.18%	0.79%	0.76%	20%
9/30/20	$38.01	-2.27%	$550.2	0.33%	0.93%	0.85%	28%
R6 Class
10/01/2024-3/31/25+	$79.16	4.92%	$672.4	0.60%†	0.73%†	0.73%†	33%
9/30/24	$75.85	23.75%	$622.9	0.80%	0.73%	0.73%	57%
9/30/23	$61.75	30.93%	$499.7	0.69%	0.74%	0.74%	70%
9/30/22	$47.45	-23.44%	$295.2	0.47%	0.75%	0.73%	60%
9/30/21(b)	$62.29	30.85%	$331.2	0.16%†	0.76%†	0.74%†	20%

+  Unaudited.

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Commenced on 12/15/2020.
See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information: Oakmark Funds | 55

Oakmark Funds

Financial Highlights For a share outstanding throughout each period

		Income from Investment Operations:			Less Distributions:
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Gain (Loss) on Investments (Both Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees
Oakmark Global Fund
Investor Class
10/01/2024-3/31/25+	$35.01	0.05	(0.63)	(0.58)	(0.39)	0.00	(0.39)	0.00
9/30/24	$31.22	0.44	4.75	5.19	(0.53)	(0.87)	(1.40)	0.00
9/30/23	$24.79	0.41	6.24	6.65	(0.22)	0.00	(0.22)	0.00
9/30/22	$36.53	0.37	(8.90)	(8.53)	(0.34)	(2.87)	(3.21)	0.00
9/30/21	$24.73	0.11	11.74	11.85	(0.05)	0.00	(0.05)	0.00
9/30/20	$27.52	0.02	(1.72)	(1.70)	(0.40)	(0.69)	(1.09)	0.00
Advisor Class
10/01/2024-3/31/25+	$35.03	0.08	(0.64)	(0.56)	(0.45)	0.00	(0.45)	0.00
9/30/24	$31.24	0.50	4.75	5.25	(0.59)	(0.87)	(1.46)	0.00
9/30/23	$24.80	0.42	6.29	6.71	(0.27)	0.00	(0.27)	0.00
9/30/22	$36.57	0.43	(8.91)	(8.48)	(0.42)	(2.87)	(3.29)	0.00
9/30/21	$24.74	0.18	11.74	11.92	(0.09)	0.00	(0.09)	0.00
9/30/20	$27.53	0.07	(1.73)	(1.66)	(0.44)	(0.69)	(1.13)	0.00
Institutional Class
10/01/2024-3/31/25+	$35.03	0.09	(0.64)	(0.55)	(0.47)	0.00	(0.47)	0.00
9/30/24	$31.24	0.51	4.76	5.27	(0.61)	(0.87)	(1.48)	0.00
9/30/23	$24.80	0.51	6.21	6.72	(0.28)	0.00	(0.28)	0.00
9/30/22	$36.58	0.44	(8.91)	(8.47)	(0.44)	(2.87)	(3.31)	0.00
9/30/21	$24.75	0.18	11.76	11.94	(0.11)	0.00	(0.11)	0.00
9/30/20	$27.54	0.08	(1.73)	(1.65)	(0.45)	(0.69)	(1.14)	0.00
R6 Class
10/01/2024-3/31/25+	$35.02	0.09	(0.63)	(0.54)	(0.48)	0.00	(0.48)	0.00
9/30/24	$31.23	0.54	4.74	5.28	(0.62)	(0.87)	(1.49)	0.00
9/30/23	$24.80	0.54	6.18	6.72	(0.29)	0.00	(0.29)	0.00
9/30/22	$36.58	0.44	(8.91)	(8.47)	(0.44)	(2.87)	(3.31)	0.00
9/30/21(b)	$31.38	0.23	4.97	5.20	0.00	0.00	0.00	0.00
Oakmark Global Select Fund
Investor Class
10/01/2024-3/31/25+	$23.57	(0.01)	0.73	0.72	(0.26)	0.00	(0.26)	0.00
9/30/24	$19.88	0.23	3.64	3.87	(0.18)	0.00	(0.18)	0.00
9/30/23	$15.62	0.14	4.18	4.32	(0.06)	0.00	(0.06)	0.00
9/30/22	$24.45	0.26	(6.88)	(6.62)	(0.20)	(2.01)	(2.21)	0.00
9/30/21	$16.86	0.06	7.53	7.59	0.00	0.00	0.00	0.00
9/30/20	$16.81	0.03	0.24	0.27	(0.22)	0.00	(0.22)	0.00
Advisor Class
10/01/2024-3/31/25+	$23.56	0.01	0.72	0.73	(0.30)	0.00	(0.30)	0.00
9/30/24	$19.87	0.26	3.64	3.90	(0.21)	0.00	(0.21)	0.00
9/30/23	$15.62	0.16	4.18	4.34	(0.09)	0.00	(0.09)	0.00
9/30/22	$24.44	0.29	(6.86)	(6.57)	(0.24)	(2.01)	(2.25)	0.00
9/30/21	$16.85	0.09	7.52	7.61	(0.02)	0.00	(0.02)	0.00
9/30/20	$16.80	0.05	0.24	0.29	(0.24)	0.00	(0.24)	0.00
Institutional Class
10/01/2024-3/31/25+	$23.56	0.02	0.72	0.74	(0.31)	0.00	(0.31)	0.00
9/30/24	$19.87	0.28	3.64	3.92	(0.23)	0.00	(0.23)	0.00
9/30/23	$15.63	0.19	4.16	4.35	(0.11)	0.00	(0.11)	0.00
9/30/22	$24.46	0.30	(6.86)	(6.56)	(0.26)	(2.01)	(2.27)	0.00
9/30/21	$16.86	0.11	7.53	7.64	(0.04)	0.00	(0.04)	0.00
9/30/20	$16.81	0.06	0.24	0.30	(0.25)	0.00	(0.25)	0.00
R6 Class
10/01/2024-3/31/25+	$23.58	0.03	0.72	0.75	(0.33)	0.00	(0.33)	0.00
9/30/24	$19.89	0.31	3.62	3.93	(0.24)	0.00	(0.24)	0.00
9/30/23	$15.64	0.21	4.16	4.37	(0.12)	0.00	(0.12)	0.00
9/30/22	$24.47	0.31	(6.86)	(6.55)	(0.27)	(2.01)	(2.28)	0.00
9/30/21(b)	$20.65	0.15	3.67	3.82	0.00	0.00	0.00	0.00

+  Unaudited.

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Commenced on 12/15/2020.

See accompanying Notes to Financial Statements.

56 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Financial Highlights For a share outstanding throughout each period

			Ratios/Supplemental Data:
	Net Asset Value, End of Period	Total Return	Net Assets, End of Period ($million)	Ratio of Net Investment Income to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Portfolio Turnover Rate
Oakmark Global Fund
Investor Class
10/01/2024-3/31/25+	$34.04	-1.65%	$526.3	0.28%†	1.10%†	1.10%†	30%
9/30/24	$35.01	17.06%	$584.8	1.35%	1.12%	1.12%	48%
9/30/23	$31.22	26.88%	$581.0	1.33%	1.13%	1.13%	47%
9/30/22	$24.79	-25.74%	$516.9	1.13%	1.13%	1.11%	58%
9/30/21	$36.53	47.96%	$802.1	0.31%	1.16%	1.13%	40%
9/30/20	$24.73	-6.73%	$645.2	0.10%	1.26%	1.20%	24%
Advisor Class
10/01/2024-3/31/25+	$34.02	-1.58%	$126.1	0.46%†	0.92%†	0.92%†	30%
9/30/24	$35.03	17.28%	$139.9	1.56%	0.93%	0.93%	48%
9/30/23	$31.24	27.17%	$135.8	1.35%	0.94%	0.94%	47%
9/30/22	$24.80	-25.63%	$152.7	1.32%	0.93%	0.91%	58%
9/30/21	$36.57	48.25%	$214.6	0.51%	0.96%	0.93%	40%
9/30/20	$24.74	-6.61%	$209.0	0.26%	1.14%	1.08%	24%
Institutional Class
10/01/2024-3/31/25+	$34.01	-1.57%	$306.5	0.51%†	0.88%†	0.88%†	30%
9/30/24	$35.03	17.33%	$328.5	1.58%	0.89%	0.89%	48%
9/30/23	$31.24	27.21%	$356.4	1.65%	0.90%	0.90%	47%
9/30/22	$24.80	-25.61%	$285.2	1.34%	0.91%	0.89%	58%
9/30/21	$36.58	48.31%	$432.4	0.53%	0.92%	0.89%	40%
9/30/20	$24.75	-6.57%	$313.4	0.33%	1.08%	1.02%	24%
R6 Class
10/01/2024-3/31/25+	$34.00	-1.53%	$115.6	0.55%†	0.85%†	0.85%†	30%
9/30/24	$35.02	17.37%	$121.0	1.66%	0.86%	0.86%	48%
9/30/23	$31.23	27.15%	$109.9	1.73%	0.87%	0.87%	47%
9/30/22	$24.80	-25.57%	$68.8	1.37%	0.88%	0.86%	58%
9/30/21(b)	$36.58	16.57%	$91.9	0.77%†	0.89%†	0.87%†	40%
Oakmark Global Select Fund
Investor Class
10/01/2024-3/31/25+	$24.03	3.15%	$308.7	(0.07%)†	1.10%†	1.10%†	26%
9/30/24	$23.57	19.51%	$335.1	1.06%	1.13%	1.13%	44%
9/30/23	$19.88	27.70%	$351.3	0.73%	1.14%	1.14%	32%
9/30/22	$15.62	-29.77%	$334.3	1.22%	1.12%	1.10%	46%
9/30/21	$24.45	45.02%	$574.8	0.27%	1.12%	1.09%	49%
9/30/20	$16.86	1.50%	$483.7	0.16%	1.25%	1.19%	33%
Advisor Class
10/01/2024-3/31/25+	$23.99	3.20%	$130.5	0.09%†	0.94%†	0.94%†	26%
9/30/24	$23.56	19.73%	$133.8	1.23%	0.96%	0.96%	44%
9/30/23	$19.87	27.89%	$136.7	0.86%	0.97%	0.97%	32%
9/30/22	$15.62	-29.63%	$150.4	1.37%	0.95%	0.93%	46%
9/30/21	$24.44	45.21%	$257.6	0.43%	0.95%	0.92%	49%
9/30/20	$16.85	1.64%	$392.7	0.29%	1.14%	1.07%	33%
Institutional Class
10/01/2024-3/31/25+	$23.99	3.23%	$429.4	0.16%†	0.88%†	0.88%†	26%
9/30/24	$23.56	19.86%	$453.2	1.31%	0.90%	0.90%	44%
9/30/23	$19.87	27.92%	$459.5	1.00%	0.90%	0.90%	32%
9/30/22	$15.63	-29.57%	$416.6	1.44%	0.89%	0.87%	46%
9/30/21	$24.46	45.33%	$762.7	0.46%	0.89%	0.86%	49%
9/30/20	$16.86	1.70%	$414.3	0.36%	1.07%	1.00%	33%
R6 Class
10/01/2024-3/31/25+	$24.00	3.29%	$135.0	0.26%†	0.82%†	0.82%†	26%
9/30/24	$23.58	19.85%	$134.0	1.47%	0.84%	0.84%	44%
9/30/23	$19.89	28.04%	$113.9	1.09%	0.85%	0.85%	32%
9/30/22	$15.64	-29.54%	$87.0	1.47%	0.84%	0.82%	46%
9/30/21(b)	$24.47	18.50%	$124.1	0.76%†	0.84%†	0.82%†	49%

+  Unaudited.

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Commenced on 12/15/2020.

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information: Oakmark Funds | 57

Oakmark Funds

Financial Highlights For a share outstanding throughout each period

		Income from Investment Operations:			Less Distributions:
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Gain (Loss) on Investments (Both Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees
Oakmark International Fund
Investor Class
10/01/2024-3/31/25+	$27.98	0.05	(0.43)	(0.38)	(0.62)	0.00	(0.62)	0.00
9/30/24	$25.15	0.55	2.78	3.33	(0.50)	0.00	(0.50)	0.00
9/30/23	$19.27	0.51	6.05	6.56	(0.68)	0.00	(0.68)	0.00
9/30/22	$28.17	0.58	(9.13)	(8.55)	(0.35)	0.00	(0.35)	0.00
9/30/21	$19.91	0.27	8.08	8.35	(0.09)	0.00	(0.09)	0.00
9/30/20	$22.88	0.08	(2.60)	(2.52)	(0.45)	0.00	(0.45)	0.00
Advisor Class
10/01/2024-3/31/25+	$27.95	0.06	(0.42)	(0.36)	(0.67)	0.00	(0.67)	0.00
9/30/24	$25.12	0.61	2.76	3.37	(0.54)	0.00	(0.54)	0.00
9/30/23	$19.27	0.53	6.06	6.59	(0.74)	0.00	(0.74)	0.00
9/30/22	$28.15	0.62	(9.12)	(8.50)	(0.38)	0.00	(0.38)	0.00
9/30/21	$19.89	0.27	8.11	8.38	(0.12)	0.00	(0.12)	0.00
9/30/20	$22.86	0.12	(2.61)	(2.49)	(0.48)	0.00	(0.48)	0.00
Institutional Class
10/01/2024-3/31/25+	$27.96	0.08	(0.44)	(0.36)	(0.69)	0.00	(0.69)	0.00
9/30/24	$25.13	0.63	2.77	3.40	(0.57)	0.00	(0.57)	0.00
9/30/23	$19.28	0.57	6.04	6.61	(0.76)	0.00	(0.76)	0.00
9/30/22	$28.19	0.64	(9.13)	(8.49)	(0.42)	0.00	(0.42)	0.00
9/30/21	$19.92	0.37	8.04	8.41	(0.14)	0.00	(0.14)	0.00
9/30/20	$22.89	0.13	(2.60)	(2.47)	(0.50)	0.00	(0.50)	0.00
R6 Class
10/01/2024-3/31/25+	$27.98	0.10	(0.45)	(0.35)	(0.71)	0.00	(0.71)	0.00
9/30/24	$25.15	0.63	2.78	3.41	(0.58)	0.00	(0.58)	0.00
9/30/23	$19.29	0.58	6.05	6.63	(0.77)	0.00	(0.77)	0.00
9/30/22	$28.20	0.67	(9.15)	(8.48)	(0.43)	0.00	(0.43)	0.00
9/30/21(b)	$25.83	0.38	1.99	2.37	0.00	0.00	0.00	0.00
Oakmark International Small Cap Fund
Investor Class
10/01/2024-3/31/25+	$21.25	0.08	(0.88)	(0.80)	(0.39)	(0.75)	(1.14)	0.00
9/30/24	$17.82	0.33	3.46	3.79	(0.36)	0.00	(0.36)	0.00
9/30/23	$13.25	0.33	4.55	4.88	(0.22)	(0.09)	(0.31)	0.00
9/30/22	$19.92	0.29	(6.64)	(6.35)	(0.32)	0.00	(0.32)	0.00
9/30/21	$13.67	0.22	6.35	6.57	(0.32)	0.00	(0.32)	0.00
9/30/20	$14.61	0.31	(1.22)	(0.91)	(0.03)	0.00	(0.03)	0.00
Advisor Class
10/01/2024-3/31/25+	$21.28	0.10	(0.90)	(0.80)	(0.42)	(0.75)	(1.17)	0.00
9/30/24	$17.84	0.36	3.47	3.83	(0.39)	0.00	(0.39)	0.00
9/30/23	$13.28	0.35	4.56	4.91	(0.26)	(0.09)	(0.35)	0.00
9/30/22	$19.96	0.34	(6.67)	(6.33)	(0.35)	0.00	(0.35)	0.00
9/30/21	$13.69	0.23	6.38	6.61	(0.34)	0.00	(0.34)	0.00
9/30/20	$14.64	0.30	(1.19)	(0.89)	(0.06)	0.00	(0.06)	0.00
Institutional Class
10/01/2024-3/31/25+	$21.23	0.10	(0.89)	(0.79)	(0.44)	(0.75)	(1.19)	0.00
9/30/24	$17.79	0.39	3.46	3.85	(0.41)	0.00	(0.41)	0.00
9/30/23	$13.24	0.38	4.53	4.91	(0.27)	(0.09)	(0.36)	0.00
9/30/22	$19.91	0.34	(6.64)	(6.30)	(0.37)	0.00	(0.37)	0.00
9/30/21	$13.65	0.26	6.35	6.61	(0.35)	0.00	(0.35)	0.00
9/30/20	$14.59	0.33	(1.21)	(0.88)	(0.06)	0.00	(0.06)	0.00
R6 Class
10/01/2024-3/31/25+	$21.22	0.09	(0.86)	(0.77)	(0.45)	(0.75)	(1.20)	0.00
9/30/24	$17.79	0.39	3.45	3.84	(0.41)	0.00	(0.41)	0.00
9/30/23	$13.24	0.33	4.58	4.91	(0.27)	(0.09)	(0.36)	0.00
9/30/22	$19.91	0.37	(6.67)	(6.30)	(0.37)	0.00	(0.37)	0.00
9/30/21(b)	$16.66	0.25	3.00	3.25	0.00	0.00	0.00	0.00

+  Unaudited.

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Commenced on 12/15/2020.

See accompanying Notes to Financial Statements.

58 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Financial Highlights For a share outstanding throughout each period

			Ratios/Supplemental Data:
	Net Asset Value, End of Period	Total Return	Net Assets, End of Period ($million)	Ratio of Net Investment Income to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Portfolio Turnover Rate
Oakmark International Fund
Investor Class
10/01/2024-3/31/25+	$26.98	-1.28%	$4,181.7	0.40%†	1.05%†	1.05%†	16%
9/30/24	$27.98	13.32%	$5,056.1	2.10%	1.05%	1.05%	32%
9/30/23	$25.15	34.39%	$5,865.4	2.02%	1.05%	1.05%	27%
9/30/22	$19.27	-30.72%	$5,032.4	2.25%	1.06%	1.04%	35%
9/30/21	$28.17	41.96%	$8,756.6	0.99%	1.05%	1.02%	42%
9/30/20	$19.91	-11.37%	$7,959.9	0.39%	1.05%	1.00%	32%
Advisor Class
10/01/2024-3/31/25+	$26.92	-1.18%	$1,305.0	0.45%†	0.89%†	0.89%†	16%
9/30/24	$27.95	13.54%	$2,304.8	2.33%	0.88%	0.88%	32%
9/30/23	$25.12	34.57%	$2,582.7	2.13%	0.88%	0.88%	27%
9/30/22	$19.27	-30.59%	$2,246.8	2.44%	0.88%	0.86%	35%
9/30/21	$28.15	42.22%	$3,316.0	1.03%	0.88%	0.85%	42%
9/30/20	$19.89	-11.28%	$6,282.8	0.59%	0.95%	0.90%	32%
Institutional Class
10/01/2024-3/31/25+	$26.91	-1.17%	$4,958.0	0.57%†	0.82%†	0.82%†	16%
9/30/24	$27.96	13.62%	$8,074.1	2.41%	0.81%	0.81%	32%
9/30/23	$25.13	34.65%	$8,125.2	2.26%	0.81%	0.81%	27%
9/30/22	$19.28	-30.54%	$7,250.7	2.51%	0.81%	0.79%	35%
9/30/21	$28.19	42.30%	$11,748.6	1.34%	0.80%	0.77%	42%
9/30/20	$19.92	-11.19%	$7,233.5	0.62%	0.87%	0.82%	32%
R6 Class
10/01/2024-3/31/25+	$26.92	-1.14%	$2,847.0	0.73%†	0.76%†	0.76%†	16%
9/30/24	$27.98	13.68%	$2,899.0	2.43%	0.75%	0.75%	32%
9/30/23	$25.15	34.76%	$2,706.0	2.31%	0.75%	0.75%	27%
9/30/22	$19.29	-30.51%	$2,389.0	2.63%	0.77%	0.75%	35%
9/30/21(b)	$28.20	9.18%	$2,997.8	1.62%†	0.77%†	0.75%†	42%
Oakmark International Small Cap Fund
Investor Class
10/01/2024-3/31/25+	$19.31	-3.58%	$331.0	0.83%†	1.32%†	1.32%†	14%
9/30/24	$21.25	21.48%	$378.0	1.71%	1.33%	1.33%	40%
9/30/23	$17.82	37.05%	$367.3	1.91%	1.34%	1.34%	32%
9/30/22	$13.25	-32.37%	$306.8	1.67%	1.36%	1.34%	37%
9/30/21	$19.92	48.51%	$560.1	1.18%	1.37%	1.35%	48%
9/30/20	$13.67	-6.23%	$388.9	2.21%	1.45%	1.45%	42%
Advisor Class
10/01/2024-3/31/25+	$19.31	-3.54%	$162.1	0.99%†	1.16%†	1.16%†	14%
9/30/24	$21.28	21.72%	$177.0	1.87%	1.17%	1.17%	40%
9/30/23	$17.84	37.16%	$163.5	2.02%	1.18%	1.18%	32%
9/30/22	$13.28	-32.24%	$131.8	1.96%	1.18%	1.16%	37%
9/30/21	$19.96	48.76%	$189.3	1.26%	1.20%	1.19%	48%
9/30/20	$13.69	-6.16%	$155.7	2.14%	1.35%	1.35%	42%
Institutional Class
10/01/2024-3/31/25+	$19.25	-3.51%	$549.8	1.06%†	1.08%†	1.08%†	14%
9/30/24	$21.23	21.88%	$642.5	2.00%	1.08%	1.08%	40%
9/30/23	$17.79	37.30%	$481.6	2.15%	1.10%	1.10%	32%
9/30/22	$13.24	-32.20%	$329.0	1.95%	1.11%	1.09%	37%
9/30/21	$19.91	48.93%	$526.9	1.41%	1.11%	1.09%	48%
9/30/20	$13.65	-6.09%	$614.2	2.37%	1.26%	1.26%	42%
R6 Class
10/01/2024-3/31/25+	$19.25	-3.43%	$167.2	0.95%†	1.05%†	1.05%†	14%
9/30/24	$21.22	21.85%	$470.4	1.99%	1.06%	1.06%	40%
9/30/23	$17.79	37.34%	$304.9	1.94%	1.07%	1.07%	32%
9/30/22	$13.24	-32.19%	$400.2	2.19%	1.08%	1.06%	37%
9/30/21(b)	$19.91	19.51%	$367.6	1.55%†	1.09%†	1.07%†	48%

+  Unaudited.

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Commenced on 12/15/2020.

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information: Oakmark Funds | 59

Oakmark Funds

Financial Highlights For a share outstanding throughout each period

		Income from Investment Operations:			Less Distributions:
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Gain (Loss) on Investments (Both Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees
Oakmark Equity and Income Fund
Investor Class
10/01/2024-3/31/25+	$36.20	0.39	(0.13)	0.26	(0.38)	0.00	(0.38)	0.00
9/30/24	$31.41	0.78	5.34	6.12	(1.33)	0.00	(1.33)	0.00
9/30/23	$27.85	0.66	3.33	3.99	(0.43)	0.00	(0.43)	0.00
9/30/22	$35.94	0.44	(5.63)	(5.19)	(0.29)	(2.61)	(2.90)	0.00
9/30/21	$27.50	0.32	9.40	9.72	(0.35)	(0.93)	(1.28)	0.00
9/30/20	$30.30	0.42	(0.56)	(0.14)	(0.51)	(2.15)	(2.66)	0.00
Advisor Class
10/01/2024-3/31/25+	$36.16	0.44	(0.14)	0.30	(0.42)	0.00	(0.42)	0.00
9/30/24	$31.43	0.86	5.34	6.20	(1.47)	0.00	(1.47)	0.00
9/30/23	$27.87	0.71	3.36	4.07	(0.51)	0.00	(0.51)	0.00
9/30/22	$35.98	0.53	(5.65)	(5.12)	(0.38)	(2.61)	(2.99)	0.00
9/30/21	$27.51	0.39	9.40	9.79	(0.39)	(0.93)	(1.32)	0.00
9/30/20	$30.31	0.46	(0.56)	(0.10)	(0.55)	(2.15)	(2.70)	0.00
Institutional Class
10/01/2024-3/31/25+	$36.16	0.44	(0.15)	0.29	(0.42)	0.00	(0.42)	0.00
9/30/24	$31.43	0.87	5.35	6.22	(1.49)	0.00	(1.49)	0.00
9/30/23	$27.87	0.75	3.32	4.07	(0.51)	0.00	(0.51)	0.00
9/30/22	$35.99	0.52	(5.63)	(5.11)	(0.40)	(2.61)	(3.01)	0.00
9/30/21	$27.52	0.41	9.40	9.81	(0.41)	(0.93)	(1.34)	0.00
9/30/20	$30.33	0.47	(0.56)	(0.09)	(0.57)	(2.15)	(2.72)	0.00
R6 Class
10/01/2024-3/31/25+	$36.15	0.45	(0.14)	0.31	(0.43)	0.00	(0.43)	0.00
9/30/24	$31.45	0.89	5.32	6.21	(1.51)	0.00	(1.51)	0.00
9/30/23	$27.88	0.79	3.30	4.09	(0.52)	0.00	(0.52)	0.00
9/30/22	$36.00	0.57	(5.68)	(5.11)	(0.40)	(2.61)	(3.01)	0.00
9/30/21(b)	$30.24	0.49	5.27	5.76	0.00	0.00	0.00	0.00
Oakmark Bond Fund
Investor Class
10/01/2024-3/31/25+	$9.11	0.21	(0.21)	0.00	(0.23)	0.00	(0.23)	0.00
9/30/24	$8.40	0.42	0.69	1.11	(0.40)	0.00	(0.40)	0.00
9/30/23	$8.60	0.36	(0.20)	0.16	(0.36)	0.00	(0.36)	0.00
9/30/22(c)	$9.89	0.17	(1.29)	(1.12)	(0.17)	0.00	(0.17)	0.00
Advisor Class
10/01/2024-3/31/25+	$9.13	0.22	(0.21)	0.01	(0.24)	0.00	(0.24)	0.00
9/30/24	$8.41	0.44	0.70	1.14	(0.42)	0.00	(0.42)	0.00
9/30/23	$8.61	0.38	(0.21)	0.17	(0.37)	0.00	(0.37)	0.00
9/30/22	$10.35	0.23	(1.55)	(1.32)	(0.23)	(0.19)	(0.42)	0.00
9/30/21	$10.16	0.16	0.24	0.40	(0.16)	(0.05)	(0.21)	0.00
9/30/20(d)	$10.00	0.04	0.15	0.19	(0.03)	0.00	(0.03)	0.00
Institutional Class
10/01/2024-3/31/25+	$9.13	0.22	(0.22)	0.00	(0.24)	0.00	(0.24)	0.00
9/30/24	$8.41	0.44	0.70	1.14	(0.42)	0.00	(0.42)	0.00
9/30/23	$8.61	0.39	(0.21)	0.18	(0.38)	0.00	(0.38)	0.00
9/30/22	$10.35	0.24	(1.56)	(1.32)	(0.23)	(0.19)	(0.42)	0.00
9/30/21	$10.17	0.18	0.22	0.40	(0.17)	(0.05)	(0.22)	0.00
9/30/20(d)	$10.00	0.04	0.17	0.21	(0.04)	0.00	(0.04)	0.00
R6 Class
10/01/2024-3/31/25+	$9.13	0.22	(0.22)	0.00	(0.24)	0.00	(0.24)	0.00
9/30/24	$8.41	0.45	0.70	1.15	(0.43)	0.00	(0.43)	0.00
9/30/23	$8.61	0.39	(0.21)	0.18	(0.38)	0.00	(0.38)	0.00
9/30/22	$10.35	0.25	(1.56)	(1.31)	(0.24)	(0.19)	(0.43)	0.00
9/30/21(b)	$10.32	0.14	0.04	0.18	(0.15)	0.00	(0.15)	0.00

+  Unaudited.

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Commenced on 12/15/2020.

(c)  Commenced on 01/28/2022.

(d)  Commenced operations on 6/10/2020.
See accompanying Notes to Financial Statements.

60 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Financial Highlights For a share outstanding throughout each period

			Ratios/Supplemental Data:
	Net Asset Value, End of Period	Total Return	Net Assets, End of Period ($million)	Ratio of Net Investment Income to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Portfolio Turnover Rate
Oakmark Equity and Income Fund
Investor Class
10/01/2024-3/31/25+	$36.08	0.71%	$4,121.2	2.16%†	0.85%†	0.85%†	38%
9/30/24	$36.20	19.78%	$4,451.4	2.31%	0.85%	0.85%	38%
9/30/23	$31.41	14.40%	$4,213.3	2.13%	0.86%	0.86%	45%
9/30/22	$27.85	-15.84%	$4,194.4	1.34%	0.85%	0.83%	49%
9/30/21	$35.94	36.19%	$5,587.1	0.97%	0.87%	0.84%	14%
9/30/20	$27.50	-0.90%	$5,492.4	1.52%	0.94%	0.84%	15%
Advisor Class
10/01/2024-3/31/25+	$36.04	0.83%	$561.6	2.39%†	0.62%†	0.62%†	38%
9/30/24	$36.16	20.06%	$592.9	2.54%	0.62%	0.62%	38%
9/30/23	$31.43	14.70%	$549.0	2.33%	0.61%	0.61%	45%
9/30/22	$27.87	-15.66%	$738.4	1.61%	0.60%	0.58%	49%
9/30/21	$35.98	36.49%	$868.4	1.20%	0.66%	0.62%	14%
9/30/20	$27.51	-0.76%	$951.9	1.65%	0.81%	0.71%	15%
Institutional Class
10/01/2024-3/31/25+	$36.03	0.82%	$1,172.2	2.43%†	0.59%†	0.59%†	38%
9/30/24	$36.16	20.07%	$1,195.5	2.57%	0.59%	0.59%	38%
9/30/23	$31.43	14.73%	$1,029.9	2.42%	0.59%	0.59%	45%
9/30/22	$27.87	-15.66%	$911.0	1.59%	0.60%	0.58%	49%
9/30/21	$35.99	36.57%	$1,138.5	1.22%	0.62%	0.58%	14%
9/30/20	$27.52	-0.73%	$844.3	1.72%	0.75%	0.65%	15%
R6 Class
10/01/2024-3/31/25+	$36.03	0.87%	$345.9	2.46%†	0.55%†	0.55%†	38%
9/30/24	$36.15	20.07%	$306.1	2.61%	0.56%	0.56%	38%
9/30/23	$31.45	14.77%	$232.4	2.54%	0.56%	0.56%	45%
9/30/22	$27.88	-15.63%	$90.9	1.75%	0.56%	0.54%	49%
9/30/21(b)	$36.00	19.05%	$87.3	1.78%†	0.57%†	0.55%†	14%

			Ratios/Supplemental Data:
	Net Asset Value, End of Period	Total Return	Net Assets, End of Period ($million)	Ratio of Net Investment Income to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Waiver/ Reimbursement to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Portfolio Turnover Rate
Oakmark Bond Fund
Investor Class
10/01/2024-3/31/25+	$8.88	0.04%	$47.6	4.72%†	0.84%†	(0.10%)†	0.74%†	75%
9/30/24	$9.11	13.49%	$43.0	4.81%	0.95%	(0.21%)	0.74%	90%
9/30/23	$8.40	1.78%	$1.1	4.18%	1.33%	(0.59%)	0.74%	75%
9/30/22(c)	$8.60	-11.43%	$1.0	2.76%†	1.64%†	(0.90%)†	0.74%†	97%
Advisor Class
10/01/2024-3/31/25+	$8.90	0.14%	$20.9	4.91%†	0.64%†	(0.10%)†	0.54%†	75%
9/30/24	$9.13	13.67%	$20.2	4.98%	0.74%	(0.20%)	0.54%	90%
9/30/23	$8.41	2.10%	$0.8	4.31%	1.12%	(0.58%)	0.54%	75%
9/30/22	$8.61	-13.11%	$1.4	2.41%	1.06%	(0.52%)	0.54%	97%
9/30/21	$10.35	3.81%	$2.4	1.59%	0.93%	(0.37%)	0.57%	112%
9/30/20(d)	$10.16	2.04%	$0.6	1.19%†	3.14%†	(2.60%)†	0.54%†	25%
Institutional Class
10/01/2024-3/31/25+	$8.89	0.03%	$16.0	4.93%†	0.67%†	(0.15%)†	0.52%†	75%
9/30/24	$9.13	13.84%	$15.1	5.00%	0.77%	(0.25%)	0.52%	90%
9/30/23	$8.41	2.00%	$2.6	4.41%	1.08%	(0.56%)	0.52%	75%
9/30/22	$8.61	-13.10%	$3.0	2.50%	1.05%	(0.53%)	0.52%	97%
9/30/21	$10.35	3.88%	$3.3	1.75%	0.89%	(0.43%)	0.46%	112%
9/30/20(d)	$10.17	2.07%	$79.0	1.32%†	2.42%†	(1.98%)†	0.44%†	25%
R6 Class
10/01/2024-3/31/25+	$8.89	0.07%	$110.3	5.02%†	0.58%†	(0.14%)†	0.44%†	75%
9/30/24	$9.13	13.96%	$103.2	5.12%	0.77%	(0.33%)	0.44%	90%
9/30/23	$8.41	2.08%	$102.8	4.50%	1.02%	(0.58%)	0.44%	75%
9/30/22	$8.61	-13.03%	$81.4	2.57%	1.02%	(0.58%)	0.44%	97%
9/30/21(b)	$10.35	1.74%	$91.3	1.71%†	0.93%†	(0.49%)†	0.44%†	112%

+  Unaudited.

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Commenced on 12/15/2020.

(c)  Commenced on 01/28/2022.

(d)  Commenced operations on 6/10/2020.

See accompanying Notes to Financial Statements.

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Oakmark Funds

Other Information

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in the Statement of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements

Oakmark Funds Disclosure Regarding the Board of Trustees' Approval of Investment Advisory Agreements as Approved October 30, 2024

On an annual basis, the Board of Trustees (the "Board" or "Trustees") of Harris Associates Investment Trust (the "Trust"), including a majority of the Trustees who are not "interested persons" of the Trust or of Harris Associates L.P. (the "Adviser") (including its affiliates), as such term is defined under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), considers whether to continue the investment advisory agreements with the Adviser (each, an "Agreement," and collectively, the "Agreements") with respect to each series of the Trust (each, a "Fund"). At a meeting held on October 30, 2024, the Board, including all of the Independent Trustees, determined that the continuation of the Agreement for each Fund was in the best interest of the Fund and its shareholders, and approved the continuation of each Agreement through October 31, 2025. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each Fund and its shareholders; (ii) a comparison of each Fund's performance, fees and expenses relative to its benchmark and various comparable funds and accounts; (iii) the costs of the services provided and the estimated profit or loss realized by the Adviser from its relationships with each Fund; (iv) any achieved or anticipated economies of scale in relation to the services the Adviser provides to each Fund and whether any such economies of scale are shared with Fund shareholders; and (v) any "fall-out" benefits likely to accrue to the Adviser and its affiliates from their relationship with each Fund.

In evaluating the Agreements with respect to each Fund, the Board's Committee on Contracts (the "Committee"), together with the other Independent Trustees, requested, received, reviewed and considered extensive materials provided by the Adviser in response to questions submitted by the Independent Trustees. The Committee is comprised solely of Independent Trustees and leads the Board in its evaluation of the Agreements. During the annual contract approval process, the Committee and the other Independent Trustees met multiple times specifically to review and consider materials related to the proposed continuation of each Agreement; and to allow the Adviser additional time to respond to questions from the Independent Trustees and for Independent Trustees to consider those responses. They also met with senior representatives of the Adviser regarding, among other things, its personnel, operations and financial condition as they relate to the Funds. In addition, the Board retained Broadridge Financial Solutions, Inc. ("Broadridge"), an independent consulting firm that specializes in the analysis of fund industry data, to provide performance and expense information for each Fund and a group of comparable funds, as selected by Broadridge. As a general matter, the Board considered each Fund's performance and fees in light of the limitations inherent in the methodology used by Broadridge to construct such comparative groups and determine which investment companies should be included in the comparative groups. In connection with its deliberations, the Board also considered a broad range of information relevant to the annual contract approval process that is provided to the Board (including its various standing committees) at meetings throughout the year. While the Board considered the continuation of the Agreements for all of the Funds at the same meetings, the Board considered each Fund's Agreement separately from those of each other Fund.

The Independent Trustees were advised by legal counsel that is experienced in 1940 Act matters and that is independent from the Adviser ("Independent Counsel") throughout the annual contract approval process and they received a memorandum from Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. During the course of the year and during their deliberations regarding the annual contract approval process, the Committee and the other Independent Trustees met with Independent Counsel separately from representatives of the Adviser.

Provided below is a description of the Board's annual contract approval process and material factors that the Board considered regarding continuation of the Agreements and the compensation to be paid thereunder. In connection with its approval of the continuation of the Agreements, the Board evaluated the terms of the Agreements, the overall fairness of the Agreements to each Fund, the costs and benefits of the Agreements to each Fund, and to each Fund's underlying shareholders, and whether the Agreements were in the best interests of each respective Fund and its shareholders. The Board's determination to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and in connection with the annual contract approval process.

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Oakmark Funds

This description is not intended to include all of the factors considered by the Board. The Trustees did not identify any particular information or factor that was all-important or controlling, and each Independent Trustee may have attributed different weights to the various factors based on their business judgment. Additionally, the information and factors considered, and weight placed on any particular information or factor may change over time. The Board focused on the costs and benefits of each Agreement to the respective Fund and, through the Fund, its shareholders.

Nature, Extent and Quality of Services

The Board's consideration of the nature, extent and quality of the Adviser's services to the Funds took into account the knowledge the Board gained during meetings with the Adviser throughout the year. In addition, the Board considered: the Adviser's long-term history of care and conscientiousness in the management of the Funds; the consistency of the Adviser's investment approach; the qualifications, experience, capabilities, and succession plans of, and the resources available to, the Adviser's investment personnel and other personnel responsible for managing the Funds; the Adviser's performance as administrator of the Funds; and the Adviser's compliance program. The Board also considered the Adviser's resources and reviewed key personnel involved in providing investment management services to the Funds, including the time that investment personnel devoted to each Fund, and the investment results produced as a result of the Adviser's in-house research. The Trustees also reviewed information regarding each Fund's "active share" in relation to its benchmark index.

The Board noted the extensive range of services that the Adviser provides to the Funds beyond the investment management services. The Board considered that, pursuant to each Agreement, the Adviser provides administrative services, including, among others, oversight of shareholder communications, fund administration and accounting services, regulatory and legal obligation oversight, supervision of Fund operations and Board support. The Board also considered the Adviser's policies and practices regarding brokerage, commissions, trade execution, transaction and other trading costs, and allocation of portfolio transactions. The Board noted that the Adviser is also responsible for monitoring compliance with each Fund's investment objectives, policies and restrictions, as well as compliance with applicable law, including implementing adopted changes and considering proposed new requirements resulting from regulatory initiatives of the U.S. Securities and Exchange Commission and other regulators. The Board also considered that the Adviser's responsibilities include continual management of investment, operational, cybersecurity, enterprise, legal, regulatory and compliance risks as they relate to the Funds, and on a regular basis it considers information regarding the Adviser's processes for identifying, monitoring and managing risk. The Board also noted the Adviser's oversight of the Funds' various outside service providers, including its negotiation of certain service providers' fees and its evaluation of service providers' infrastructure, cybersecurity programs, compliance programs and business continuity programs, among other matters. The Board also considered the Adviser's ongoing development of its own internal infrastructure, including, among other things, its operational and trading capabilities, and its information technology to support the Funds' compliance structure through, among other things, cybersecurity programs, business continuity planning and risk management. In addition, the Board noted the positive compliance history of the Adviser.

The Board also considered the general structure of the Adviser's compensation program for portfolio managers, analysts and certain other employees, and whether this structure provides appropriate incentives to act in the best interests of the Funds. In addition, the Board considered the ability of the Adviser to attract and retain qualified personnel to service the Funds. The Board also noted the significant personal investments that the Adviser's personnel have made in the Funds, which serve to further align the interests of the Adviser and its personnel with those of the Funds' shareholders.

The Board also considered the manner in which the Adviser addressed various matters that arose during the year. These matters may have been the result of developments in the broader fund industry or the regulations governing it. In addition, the Board considered the Adviser's response to market conditions over the past year and considered the overall performance of the Adviser in this context.

Fund Performance

The Board considered each Fund's short-, intermediate- and long-term investment performance, as applicable, net of the Fund's fees and expenses, both on an absolute basis and compared to the performance of a broader group of comparable funds pursuing generally similar strategies with the same investment classification and/or objective as each Fund (the Fund's "Performance Universe"), as selected by Broadridge. The performance periods considered by the Board were those ended April 30, 2024. Performance information for Institutional Class was provided for the 1-, 3-, and 5-year periods, as applicable, and information for Investor Class was provided for the 10-year period, as applicable. With respect to performance quintile rankings for each Fund compared to its Performance Universe, the first quintile represents the highest performance and the fifth quintile represents the lowest performance.

Further detail considered by the Board regarding the investment performance of each Fund is set forth below:

Oakmark Fund. The Board considered that the Oakmark Fund's performance was in the first quintile for the 1-, 3-, 5- and 10-year periods.

Oakmark Select Fund. The Board considered that the Oakmark Select Fund's performance was in the first quintile for the 1- and 5-year periods, the second quintile for the 3-year period, and the third quintile for the 10-year period.

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Oakmark Funds

Oakmark Global Fund. The Board considered that the Oakmark Global Fund's performance was in the fifth quintile for the 1- and 3-year periods and the fourth quintile for the 5- and 10-year periods.

Oakmark Global Select Fund. The Board considered that the Oakmark Global Select Fund's performance was in the third quintile for the 1-, 5-, and 10-year periods and the fifth quintile for the 3-year period.

Oakmark International Fund. The Board considered that the Oakmark International Fund's performance was in the fifth quintile for the 1-, 3-, and 5-year periods and the fourth quintile for the 10-year period.

Oakmark International Small Cap Fund. The Board considered that the Oakmark International Small Cap Fund's performance was in the fifth quintile for the 1-year period, the fourth quintile for the 3- and 10-year periods and the second quintile for the 5-year period.

Oakmark Equity and Income Fund. The Board considered that the Oakmark Equity and Income Fund's performance was in the first quintile for the 1-, 3-, and 5-year periods and the second quintile for the 10-year period.

Oakmark Bond Fund. The Board considered that the Oakmark Bond Fund's performance was in the first quintile for the 1- and 3-year periods. The Fund was launched in June 2020 and therefore does not have 5- or 10-year performance as of April 30, 2024.

In addition to considering each Fund's performance as compared to that of its respective Performance Universe, the Board also considered separate comparative data provided by the Adviser and each Fund's performance as compared to that of its benchmark and other comparative data provided by Broadridge, including each Fund's total return and performance relative to risk and relative to its Morningstar rating. The Board also considered updated performance information at its October meeting at which the Agreements were approved.

In the case of underperformance for a Fund for any of the periods reviewed, the Board considered the magnitude and duration of that underperformance relative to the Performance Universe and/or the Fund's benchmark. For each Fund that the Board identified as having underperformed its Performance Universe and/or benchmark index to an extent, or over a period of time, that the Board felt warranted additional inquiry, the Board discussed with the Adviser the Fund's performance, the factors that caused such underperformance and how the Adviser evaluates underperformance. The Board considered the Adviser's responses with respect to each Fund that experienced underperformance. In addition, the Board met with the portfolio managers of each Fund to discuss the Fund's performance each quarter during the year prior to voting on the contract renewal. The Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that the market's view of any single investment theme could disproportionately affect performance.

Costs of Services Provided and Profits Realized by the Adviser

The Board considered the fee structure for each Fund under its Agreement as compared to a group of comparable funds provided by Broadridge. Specifically, using the information provided by Broadridge, the Board considered each Fund's management fee ("Management Fees") and the management fees for other mutual funds comparable in fund type, investment classification/category, load type, asset size and expense components and attributes to each Fund (the Fund's "Expense Group"), and considered each Fund's total expense ratio, which reflects the total fees paid by an investor, and those of its Expense Group (excluding any 12b-1/non-12b-1 service fees) ("Total Expense Ratio"). The Board received and reviewed information for each Fund's Institutional Class for this purpose. When considering a Fund's Management Fee or Total Expense Ratio versus the comparable information in the Expense Group, the Board considered whether specific factors contributed to the Fund's Management Fee or Total Expense Ratio and the Adviser's representations regarding the competitiveness of each Fund's pricing. With respect to the quintile rankings for Management Fees and Total Expense Ratio for each Fund compared to its Expense Group, the first quintile represents the lowest fees and/or total expenses and the fifth quintile represents the highest fees and/or total expenses.

Further detail considered by the Board regarding each Fund's Management Fee and Total Expense Ratio as of the conclusion of its fiscal year ended September 30, 2023, as compared to its Expense Group, is set forth below:

Oakmark Fund. The Board considered that the Oakmark Fund's Management Fee ranked in the fifth quintile and the Fund's Total Expense Ratio ranked in the third quintile.

Oakmark Select Fund. The Board considered that the Oakmark Select Fund's Management Fee and the Fund's Total Expense Ratio each ranked in the fifth quintile.

Oakmark Global Fund. The Board considered that the Oakmark Global Fund's Management Fee ranked in the fifth quintile and the Fund's Total Expense Ratio ranked in the fourth quintile.

Oakmark Global Select Fund. The Board considered that the Oakmark Global Select Fund's Management Fee ranked in the fifth quintile and the Fund's Total Expense Ratio ranked in the fourth quintile.

64 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Oakmark International Fund. The Board considered that the Oakmark International Fund's Management Fee ranked in the fourth quintile and the Fund's Total Expense Ratio ranked in the first quintile.

Oakmark International Small Cap Fund. The Board considered that the Oakmark International Small Cap Fund's Management Fee ranked in the fifth quintile and the Fund's Total Expense Ratio ranked in the fourth quintile.

Oakmark Equity and Income Fund. The Board considered that the Oakmark Equity and Income Fund's Management Fee ranked in the third quintile and the Fund's Total Expense Ratio ranked in the second quintile.

Oakmark Bond Fund. The Board considered that the Oakmark Bond Fund's Management Fee net of fees waived by the Adviser ranked in the first quintile and the Fund's Total Expense Ratio ranked in the third quintile.

The Board also reviewed the Adviser's management fees for comparable institutional separate account clients and sub-advised funds (for which the Adviser provides portfolio management services only). The Board considered the appropriateness and reasonableness of any differences between the fees charged to a Fund and any such comparable separate account clients and/or sub-advised funds, including any breakpoints, and noted the Adviser's explanation that, although in most instances the fees paid by those other clients were lower than the fees paid by the Funds, the differences reflected the Adviser's significantly greater level of responsibilities and broader scope of services with respect to the Funds. The Board further noted the more extensive regulatory obligations and the various risks associated with managing the Funds as compared to any such comparable separate account clients and/or sub-advised funds.

The Board also noted that each Fund's management fee is a single fee that compensates the Adviser for its services as investment adviser and manager under the Agreements, and further noted that, for comparative purposes, where possible, Broadridge aggregated the separate investment advisory and administrative fees into a single management fee for the mutual funds in the Expense Group that clearly identify two separate fees. The Board noted that some mutual funds in the Expense Group may pay directly from fund assets for certain services that the Adviser is compensated for out of the management fee for the Funds. Accordingly, the Board also considered each Fund's Management Fee net of fees waived by the Adviser and Total Expense Ratio as compared with its respective Expense Group as a way of taking account of these differences. The Board also considered the Adviser's agreement to continue the expense limitation agreement for each Fund.

The Board also considered the Adviser's costs in serving as the Funds' investment adviser and manager. Finally, the Board considered the Adviser's profitability analysis, as well as an Investment Management Industry Profitability Analysis prepared by Broadridge. The Board examined the estimated pre-tax profits realized by the Adviser and its affiliates from their relationship with each Fund, as presented in the profitability analyses, as well as the financial condition of the Adviser. The Board reviewed the Adviser's methodology for allocating costs among the Adviser's lines of business and among the Funds, for purposes of calculating its estimated profitability, and recognized that the methodology may not reflect all of the costs or risks associated with offering and managing a mutual fund complex. The Board also recognized that the Adviser and its affiliates are entitled to earn a reasonable level of profits for services they provide to each Fund.

Economies of Scale and Other Benefits Derived from the Relationship with the Funds

The Board considered whether each Fund's management fee structure reflects any potential economies of scale that may be realized by the Adviser for the benefit of each Fund's shareholders. The Board reviewed each Agreement, which includes breakpoints that decrease the management fee rate as Fund assets increase for each Fund except Oakmark Bond Fund which are intended to allow shareholders to benefit from the growth in the assets of theFunds. Since the Oakmark Bond Fund Agreement does not include breakpoints, the Board considered the Adviser's representations that the Fund's fee rate was set competitively and priced to scale before it has actually experienced an increase in assets which is another way of sharing potential economies of scale with shareholders. In addition, the Board considered each Fund's expense limitation agreement that reduces each Fund's expenses at all asset levels, which can have an effect similar to breakpoints in sharing economies of scale with shareholders and provides protection from an increase in expenses if a Fund's assets decline. The Board also considered that each Fund potentially shares in indirect economies of scale through the Adviser's ongoing investments in its business in support of the Funds and that the Adviser has provided, at no added cost to the Funds, certain additional services to the Funds. The Board considered that this is a way of sharing economies of scale with the Funds and their shareholders. The Board also considered any fall-out benefits likely to accrue to the Adviser or its affiliates from their relationship with each Fund.

Conclusion

After full consideration of the above factors, as well as other factors that were instructive in evaluating the Agreements, the Board, including all of the Independent Trustees, in its business judgment, concluded that approval of the continuation of each Agreement was in the best interests of the respective Fund and its shareholders. In reaching this determination, the Board considered that the nature, extent and quality of the services provided by the Adviser to each Fund were appropriate and consistent with the Fund's Agreement and that each Fund was likely to continue to benefit from services provided under its Agreement with the Adviser; that the Adviser was delivering performance for each Fund that was consistent with the long-term investment strategies being pursued by the Fund, and that the Fund and its shareholders were benefiting from the

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Oakmark Funds

Adviser's management of the Fund; that the management fees paid by each Fund to the Adviser were reasonable in light of the services provided; that each Fund's management fees allow shareholders to benefit from potential economies of scale that may be achieved by the Adviser; that the profitability of the Adviser's relationship with each Fund appeared to be reasonable in relation to the services performed; and that the benefits accruing to the Adviser and its affiliates by virtue of their relationship with the Funds were reasonable in light of the costs and risks associated with providing the investment advisory and other services to each Fund and the benefits accruing to each Fund. The Board's conclusions are based in part on its consideration of materials prepared in connection with the approval or continuance of the Agreements in prior years and on the Board's ongoing regular review of Fund performance and operations throughout the year, in addition to material prepared specifically for the most recent annual contract approval process.

66 | Semi-Annual Financial Statements and Other Information: Oakmark Funds

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to trustees, officers, and others is disclosed in the Registrant's financial statements, which is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding the basis for the approval of the investment advisory contracts is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

During the period covered by this report, no material changes were made to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized, and reported within 90 days prior to the filing of this report, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	A copy of the Code is incorporated by reference to the Registrant’s Form N-CSR, Investment Company Act file number 811-06279 (filed December 4, 2024).

(a)(2)	Not applicable.

(a)(3)	Certifications of Rana J. Wright, Principal Executive Officer, and Zachary D. Weber, Principal Financial Officer, Principal Accounting Officer and Treasurer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(3)(i) and (a)(3)(ii), respectively.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification of Rana J. Wright, Principal Executive Officer, and Zachary D. Weber, Principal Financial Officer, Principal Accounting Officer and Treasurer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust

By:	/s/ Rana J. Wright
Rana J. Wright
Principal Executive Officer

Date:	May 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Rana J. Wright
Rana J. Wright
Principal Executive Officer

Date:	May 29, 2025

By:	/s/ Zachary D. Weber
Zachary D. Weber
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:	May 29, 2025